                                                   Registration No. 333-144517
                                                   File No. 811-22092

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ X ]

         Pre-Effective Amendment No. 1                                  [ X ]

         Post-Effective Amendment No. __                                [   ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                             [ X ]

         Amendment No. 1_                                               [ X ]

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                          OPPENHEIMER GLOBAL VALUE FUND
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               (Exact Name of Registrant as Specified in Charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
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               (Address of Principal Executive Offices) (Zip Code)

                                 (303) 768-3200
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              (Registrant's Telephone Number, including Area Code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                 Two World Financial Center, 225 Liberty Street
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                          New York, New York 10281-1008
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
       [   ]    immediately upon filing pursuant to paragraph (b)
       [   ]    on _______________ pursuant to paragraph (b)
       [   ]    60 days after filing pursuant to paragraph (a)(1)
       [   ]    on _______________ pursuant to paragraph (a)(1)
       [   ]    75 days after filing pursuant to paragraph (a)(2)
       [   ]    on _______________ pursuant to paragraph (a)(2) of Rule 485.

The Registrant hereby amends the Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with section 8(a) of the
Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

Oppenheimer
Global Value Fund

Prospectus dated ______________, 2007

Oppenheimer Global Value Fund (the "Fund") is a mutual fund that seeks capital appreciation. It emphasizes investments in common stocks of U.S. and foreign companies that the portfolio manager believes to be undervalued.

         This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this Prospectus carefully before you invest and keep it for future reference about your account.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this
Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

CONTENTS

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                             ABOUT THE FUND

                             The Fund's Investment Objective and Principal
                                Investment Strategies
                             Main Risks of Investing in the Fund
                             The Fund's Past Performance
                             Fees and Expenses of the Fund
                             About the Fund's Investments
                             How the Fund is Managed

                             ABOUT YOUR ACCOUNT

                             How to Buy Shares
                             Class A Shares
                             Class B Shares
                             Class C Shares
                             Class N Shares
                             Class Y Shares

                             Special Investor Services
                             AccountLink
                             PhoneLink
                             OppenheimerFunds Internet Website
                             Retirement Plans

                             How to Sell Shares
                             By Mail
                             By Telephone

                             How to Exchange Shares
                             Shareholder Account Rules and Policies
                             Dividends, Capital Gains and Taxes
                             Financial Highlights

---------------------------- -----------------------------------------------------------------------------------------

A B O U T  T H E  F U N D

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?  The Fund seeks capital appreciation.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in common stocks of
U.S. and foreign companies believed by the Fund's investment manager,
OppenheimerFunds, Inc. (the "Manager"), to be undervalued. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. The Fund does not limit its investments to companies in a particular capitalization range or region.

         Typically, the Fund invests in a number of different countries. This is not a fundamental policy. These investments are more fully explained in "About the Fund's Investments," below.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? In
selecting securities for the Fund, the Fund's portfolio manager evaluates investment opportunities on a company-by-company basis. The portfolio manager looks primarily for foreign and U.S. companies using a value criteria and a
"bottom up" investment approach - that is, analyzing individual stocks before considering the impact of general or industry economic trends. The portfolio manager's value criteria entail estimating a company's fair value and comparing the estimated fair value to the company's stock price. This approach includes fundamental analysis of a company's financial statements, profitability, and management structure. It also includes analysis of the company's operations, business strategy, product development, and competitive positioning, as well as the industry and sector of which the issuer is part.

         The portfolio manager monitors individual issuers for changes in the factors above that may lead to a decision to sell a security. The portfolio manager may also sell a security if its share price meets the portfolio manager's targeted price, or if the portfolio manager determines a new or better investment idea has emerged.

WHO IS THE FUND DESIGNED FOR? The Fund is designed primarily for investors seeking capital appreciation in their investment over the long term from a fund that invests in the U.S. and abroad. Those investors should be willing to assume the risks of share price fluctuations that are typical for an aggressive fund focusing on stock investments, and the special risks of investing in both emerging and developed foreign countries. The Fund does not seek current income and the income from its investments will likely be small, so it is not designed for investors needing current income. Because of its focus on long-term capital appreciation, the Fund may be appropriate for some portion of a retirement plan investment for investors with a high risk tolerance. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

         All investments carry risks to some degree. The Fund's investments are subject to changes in their value from a number of factors, described below.
There is also the risk that poor security selection by the Fund's Manager will cause the Fund to underperform other funds having a similar objective. As an example, the portfolio manager's "value" approach to investing could result in fewer Fund investments in stocks that become highly valued by the marketplace during times of rapid market advances. This could cause the Fund to underperform other funds that seek capital appreciation but that employ a growth or non-value approach to investing.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund currently invests primarily in common stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stock, and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

         At times, the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies or other events that affect that industry more than others. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

         Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

Investing in Small- and Mid-Sized Companies. The Fund may invest in stocks of small-cap and mid-cap companies. Small- and mid-cap companies can include both established and newer companies. While smaller, newer companies might offer greater opportunities for capital appreciation than larger, more established companies, they may involve
          substantially greater risk of loss and price fluctuation.

         Stocks of small- and mid-sized companies may have limited product lines or markets for their products, limited access to financial resources and less depth in management skill than larger, more established companies. Their stocks may be less liquid than those of larger issuers. That means the Fund could have greater difficulty selling its securities at an acceptable price, especially in periods of market volatility. That factor increases the potential for losses to the Fund.
         Also, it may take a substantial period of time before the Fund realizes a gain on an investment in the stocks of a small- or mid-sized company, if it realizes any gain at all.

RISKS OF FOREIGN  INVESTING.  While  foreign  securities  may offer special investment opportunities, there are also special risks.

          The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S. companies are subject. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. In addition, foreign securities might not be as liquid as domestic securities. These risks could cause the prices of foreign stocks to fall, and could therefore depress the Fund's share prices.

             Additionally, if the Fund invests a significant amount of its assets in foreign securities, it may be exposed to "time-zone arbitrage"
attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and the close of the New York Stock Exchange (the "NYSE") that day, when the fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value, and the imposition of redemption fees, may help deter those activities.

Special Risks of Emerging Markets. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets.
          Settlements of trades may be subject to greater delays so that the
          Fund might not receive the proceeds of a sale of a security on a timely basis. These investments may be very speculative.

          These countries might have less developed trading markets and exchanges. Emerging market countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sale proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies.

RISKS OF VALUE INVESTING. In using a value investing style, there is the risk that the market will not recognize the securities selected as undervalued, and the securities may not appreciate in value in the way the Manager anticipates.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and its prices per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective. In the short term, domestic and foreign stock markets can be volatile, and the price of the Fund's shares can go up and down substantially. The Fund generally does not use income-oriented investments to try to reduce the volatility of its share prices. In the
OppenheimerFunds spectrum, the Fund is an aggressive investment vehicle, designed for investors willing to assume greater risks in the hope of achieving long-term capital appreciation. It is likely to be subject to greater fluctuations in its share prices than funds that do not invest in foreign securities (especially emerging market securities) or funds that focus on both stocks and bonds.

An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

Because the Fund recently commenced operations, prior performance information for a full calendar year is not yet available. After the Fund has commenced investment operations, to obtain its performance information, you can contact the Fund's transfer agent, OppenheimerFunds Services ("Transfer Agent") at the toll-free telephone number on the back cover of this prospectus or visit the
OppenheimerFunds website at www.oppenheimerfunds.com. Please remember that the
Fund is intended to be a long-term investment, and that performance results are historical, and that past performance (particularly over a short-term period) is not predictive of future results.

Fees and Expenses of the Fund

The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate that Fund's net asset values per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. Because the
Fund is new, the numbers below are estimated expenses during the Fund's first fiscal year based on estimated average daily net assets of $2 million.

--------------------------------------------------------------------------------
Shareholder Fees (charges paid directly from your investment):
--------------------------------------------------------------------------------
-------------------------------------- ---------------- ----------------- ------
                             Class A   Class B   Class C   Class N   Class Y
                             Shares    Shares    Shares    Shares    Shares
-------------------------------------- ---------------- ----------------- ------
-------------------------------------- ---------------- ----------------- ------
Maximum Sales Charge
(Load) on                    5.75%     None      None      None      None
purchases
(as % of
offering price)
-------------------------------------- ---------------- ----------------- ------
-------------------------------------- ---------------- ----------------- ------
Maximum Deferred Sales
Charge (Load)
(as % of the lower of the
original offering price
or redemption proceeds       None(1)   5%(2)     1%(3)     1%(4)     None

-------------------------------------- ---------------- ----------------- ------
-------------------------------------- ---------------- ---------------- -------
Redemption Fee
(as a percentage of          2.00%     2.00%     2.00%     2.00%     2.00%
total redemption
proceeds)(5)
-------------------------------------- ---------------- ---------------- -------

--------------------------------------------------------------------------------
Annual Fund Operating
Expenses (deducted from Fund
assets):
(% of average daily
net assets)
--------------------------------------------------------------------------------
--------------------------------------- --------------- ---------------- -------
                         Class A  Class B  Class C  Class N   Class Y
                         Shares   Shares   Shares   Shares    Shares
----------------- --------------- ---------------- ---------------- ------------
--------------------------------- ---------------- ---------------- ------------
Management Fees         0.80%     0.80%    0.80%     0.80%     0.80%
---------------- --------------- ---------------- ---------------- -------------
--------------------------------------- --------------- ---------------- -------
Distribution and/or
Service (12b-1) Fees    0.25%     1.10%    1.10%     0.50%     None
--------------------------------------- --------------- ---------------- -------
--------------------------------------- --------------- ---------------- -------
Other Expenses
--------------------------------------- --------------- ---------------- -------
--------------------------------------- --------------- ---------------- -------
Total Annual Operating
Expenses
--------------------------------------- --------------- ---------------- -------

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples, which are based on the estimated Total Annual Fund Operating Expenses, assume that you invest $10,000 in the indicated class of shares of the applicable Fund for the time periods indicated and reinvest your dividends and distributions.

The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the share class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these expense assumptions your expenses would be as follows:

       ---------------------------------- --------------------- -------------------------
       If shares are redeemed:                   1 Year                 3 Years
       ---------------------------------- --------------------- -------------------------
       ---------------------------------- --------------------- -------------------------
       Class A Shares
       ---------------------------------- --------------------- -------------------------
       ---------------------------------- --------------------- -------------------------
       Class B Shares
       ---------------------------------- --------------------- -------------------------
       ---------------------------------- --------------------- -------------------------
       Class C Shares
       ---------------------------------- --------------------- -------------------------
       ---------------------------------- --------------------- -------------------------
       Class N Shares
       ---------------------------------- --------------------- -------------------------
       ---------------------------------- --------------------- -------------------------
       Class Y Shares
       ---------------------------------- --------------------- -------------------------

       ---------------------------------- --------------------- -------------------------
       If shares are not redeemed:               1 Year                 3 Years
       ---------------------------------- --------------------- -------------------------
       ---------------------------------- --------------------- -------------------------
       Class A Shares
       ---------------------------------- --------------------- -------------------------
       ---------------------------------- --------------------- -------------------------
       Class B Shares
       ---------------------------------- --------------------- -------------------------
       ---------------------------------- --------------------- -------------------------
       Class C Shares
       ---------------------------------- --------------------- -------------------------
       ---------------------------------- --------------------- -------------------------
       Class N Shares
       ---------------------------------- --------------------- -------------------------
       ---------------------------------- --------------------- -------------------------
       Class Y Shares
       ---------------------------------- --------------------- -------------------------
  In the first example, estimated expenses include the initial sales charge for
  Class A and the applicable Class B, Class C and Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include contingent deferred sales charges. There is no sales charge on Class Y shares.
  * Class B expenses for years 7 through 10 are based on Class A expenses since
  Class B shares automatically convert to Class A shares 72 months after purchase.

 Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. The
 Transfer Agent has voluntarily undertaken to the Fund to limit the transfer agent fees to 0.35% of average daily net assets per fiscal year for all classes. The Manager also has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that "Total Annual Operating
 Expenses will not exceed 1.40% for Class A shares and 1.05% for Class Y shares.
 The voluntary undertaking and waiver described above may be amended or withdrawn at any time.
1.    A Class A contingent deferred sales charge may apply to redemptions of investments of $1 million or more or to certain retirement plan redemptions. See "How to Buy Shares" for details.
2.    Applies to redemptions in first year after purchase. The contingent deferred sales charge gradually declines from 5% to 1% in years one through six and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.
5.    The redemption fee applies to the proceeds of Fund shares that are redeemed
      (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. See "How to Sell Shares" for more information on when the redemption fee will apply.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the Fund's portfolio among different investments will vary over time based upon the
Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described in this
Prospectus. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

         The Manager tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one issuer. Also, the Fund does not invest more than 25% of its total assets in investments in any one industry or group of related industries.

         However, changes in the overall market prices of securities and any income they might pay can occur at any time. The share prices of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

Stock and Other Equity Investments. The Fund invests primarily in a diversified portfolio of common stocks of issuers that may be of small-, medium- or large- capitalization, to seek capital appreciation. The Fund can invest in other equity securities, including preferred stocks, rights and warrants, and securities convertible into common stock. Preferred stocks, while a form of equity security, typically have a fixed dividend that may cause their prices to behave more like those of debt securities. If prevailing interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
       The right to payment of dividends on preferred stock generally is subordinate to the rights of the company's debt securities. Preferred stock dividends may be cumulative (they remain a liability of the company until paid) or noncumulative. The Fund can buy securities issued by domestic or foreign companies.

Foreign Securities. The foreign securities the Fund can buy include stocks and other equity securities of companies organized under the laws of a foreign country or companies that have a substantial portion of their operations or assets abroad, or derive a substantial portion of their revenue or profits from businesses, investments or sales outside the
         U.S. Foreign securities include securities traded primarily on foreign securities exchanges or in foreign over-the-counter markets. The Fund considers securities of foreign issuers that are represented in the
         U.S. securities markets by American Depository Receipts ("ADRs") or similar depository arrangements to be "foreign securities" for purposes of its investment allocations. Though not a principal investment strategy, the Fund can also buy debt securities issued by foreign companies and governments, as described in the Fund's Statement of
         Additional Information.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this
Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a non-fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of
Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can also use the non-principal investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Debt Securities. The Fund can invest in debt securities, such as corporate bonds and notes of foreign or U.S. companies. The Fund has no requirements as to the range of maturities of the debt securities it can buy or as to the market capitalization of the issuers of those securities. Short-term debt securities can be selected for liquidity pending the purchase of other investments or to have cash to pay for redemptions of Fund shares.

         The debt securities the Fund buys, including convertible debt securities, may be rated above or below investment grade by nationally-recognized statistical rating organizations or they may be unrated securities assigned an equivalent rating by the Manager.
         Securities rated below investment grade are also referred to as "junk bonds."

Convertible Securities. While the Fund emphasizes investments in common stocks, it can also buy securities convertible into common stock. A convertible security is one that can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Many convertible securities are a form of debt security, but the Manager regards some of them as "equity substitutes" because of their feature allowing them to be converted into common stock. Therefore, their credit ratings have less impact on the Manager's investment decision than in the case of other debt securities. Nevertheless, convertible debt securities are subject to both credit risk and interest rate risk described below.

          The Fund may invest in convertible preferred stock. Some convertible preferred stock with a mandatory conversion feature has a set call price to buy the underlying common stock. If the underlying common stock price is less than the call price, the holder will pay more for the common stock than its market price. The issuer might also be able to redeem the stock prior to the mandatory conversion date, which could diminish the potential for capital appreciation on the investment.

          The Fund can buy convertible securities rated as low as "B" by Moody's
          Investor Services, Inc. or Standard & Poor's Rating Service or having comparable ratings by other nationally recognized rating organizations
          (or, if they are unrated, having a comparable rating assigned by the
          Manager). Those ratings are below "investment grade" and the securities (commonly referred to as "junk bonds") are subject to greater risk of default by the issuer than investment-grade securities and may be subject to greater market fluctuations. These risks can reduce the Fund's share prices and the income it earns. These investments are subject to the Fund's policy of limiting investments in debt securities.

o Credit Risk.  Debt  securities  are subject to credit  risk.  Credit risk relates  to the  ability  of the  issuer  of a  security  to make  interest  and principal  payments on the  security as they become due. If the issuer  fails to pay  interest,  the Fund's  income might be reduced,  and if the issuer fails to repay  principal,  the value of that  security and of the Fund's shares might be reduced. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities. The debt securities the
Fund  may  invest  in,  particularly  high-yield,  lower-grade  debt  securities
(commonly  referred  to as "junk  bonds"),  are  subject  to  risks of  default.
Lower-grade  debt securities may be subject to greater market  fluctuations  and greater  risks  of loss of  income  and  principal  than  investment-grade  debt securities.

     o   Interest Rate Risk. The values of debt securities are subject to change when prevailing interest rates change. When prevailing interest rates fall, the values of already-issued debt securities generally rise. When prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. The
         Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

Cash and Cash Equivalents. Under normal market conditions the Fund can invest up to 15% of its net assets in cash and cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. This strategy would be used primarily for cash management or liquidity purposes. To the extent that the Fund uses this strategy, it might reduce its opportunities to seek its objective of long-term capital appreciation.

Derivative Investments. The Fund can use "derivative" investments to seek increased returns or to try to hedge investment risks, although it does not currently use them to a significant degree. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, exchange-traded options, futures contracts, forward contracts and other hedging instruments the Fund might use can be considered "derivative" investments. In addition to using derivatives for hedging, the Fund might use certain derivative investments because they offer the potential for increased value.

o        There are Special Risks in Using Derivative Investments. Markets
         underlying securities and indices may move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives.
         If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. If that happens, the Fund's share prices could decline.

         The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investments and/or increase the volatility of its share prices.
          As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.

Hedging. The Fund can buy and sell futures contracts on broadly-based securities indices and foreign currencies, put and call options, forward contracts and options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund may or may not use hedging instruments for speculative purposes but is not required to hedge in seeking its objective. The Fund has limits on its use of hedging instruments and currently does not use them to a significant degree.

          The Fund could buy and sell options, futures and forward contracts for a number of purposes. It might hedge to try to manage its exposure to changing securities prices. Buying futures and call options would tend to increase the Fund's exposure to the securities markets. Forward contracts may be used to try to manage foreign currency risks on the
          Fund's foreign investments.

          There are also special risks in particular hedging strategies. For example, options trading involves the payment of premiums and can increase portfolio turnover. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities. The Board can increase that limit to 15%. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Investments by "Funds of Funds." Class Y shares of the Fund are offered as an investment to certain other Oppenheimer funds that act as "funds of funds." The Fund's Board of Trustees has approved making the Fund's shares available as an investment for those funds. Those funds of funds may invest significant portions of their assets in shares of the Fund.
         From time to time, those investments may also represent a significant portion of the Fund's outstanding shares or of its outstanding Class Y shares. Those funds of funds typically use asset allocation strategies under which they may increase or reduce the amount of their investment in the Fund frequently, and may do so on a daily basis during volatile market conditions. If the size of those purchases and redemptions of the Fund's shares by the funds of funds were significant relative to the size of the Fund's assets, the Fund could be required to purchase or sell portfolio securities, increasing its transaction costs and possibly reducing its performance for all share classes. For a further discussion of the possible effects of frequent trading in the Fund's shares, please refer to the section titled "Are There Limitations on
         Frequent Purchases, Redemptions and Exchanges?" in this prospectus.

Investments in Oppenheimer Institutional Money Market Fund. The Fund can invest its free cash balances in the Class E shares of Oppenheimer
          Institutional Money Market Fund, to seek current income while preserving liquidity. The Oppenheimer Institutional Money Market Fund is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. It invests in a variety of short-term, high-quality, dollar-denominated money market instruments issued by the U.S.
          government, domestic and foreign corporations and financial institutions, and other entities. As a shareholder, the Fund will be subject to its proportional share of the Oppenheimer Institutional
          Money Market Fund's Class E expenses, including its advisory fee.
          However, the Manager will waive a portion of the Fund's advisory fee to the extent of the Fund's share of the advisory fee paid by the
          Oppenheimer Institutional Money Market Fund.

Temporary Defensive and Interim Investments. For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with the Fund's principal investment strategies.
          Generally the Fund would invest in shares of Oppenheimer Institutional
          Money Market Fund or in the types of money market instruments described above or in other short-term U.S. Government securities. The
          Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of Fund shares or the sale of Fund portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests in these securities, it might not achieve its investment objective.

Portfolio Turnover. Portfolio turnover describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. Although the Fund seeks capital appreciation, it may engage in active and frequent trading while trying to achieve its objective, and may have a high portfolio turnover rate (for example, over 100%). Additionally, securities trading can cause the Fund to realize gains that are distributed to shareholders as taxable distributions. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance).

PORTFOLIO HOLDINGS. The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The Fund also discloses its portfolio holdings in its
         Statements of Investments on Form N-Q, which are filed with the
         Securities and Exchange Commission no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the Securities and Exchange Commission.
         Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

         A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the
         Fund's Statement of Additional Information.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment adviser since 1960. The Manager and its subsidiaries and controlled affiliates managed more than $250 billion in assets as of June 30, 2007, including other Oppenheimer funds with more than 6 million shareholder accounts. The Manager is located at Two World Financial
Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the
          Manager an advisory fee, calculated on the daily net assets of the
          Fund, at an annual rate of 0.80% of average annual net assets.

A discussion regarding the basis for the Board of Trustees' approval of the
Fund's investment advisory contract will be available in the Fund's Semi-Annual
Report to shareholders for the six month period ended October 31, 2008.

Portfolio Manager. The portfolio manager of the Fund is Randall Dishmon. He is the person principally responsible for the day-to-day management of the Fund's portfolio.

Mr. Dishmon has been a portfolio manager of the Fund since its inception and a
Vice President of the Manager since January 2005. He has been a Co-Portfolio
Manager of Oppenheimer Global Opportunities Fund since August 2004. Mr. Dishmon was an Assistant Vice President and Senior Research Analyst of the Manager from
June 2001 through August 2004. Prior to joining the Manager, he was a management consultant with Booz, Allen & Hamilton from May 1998 through June 2001.

The Statement of Additional Information provides additional information about the Portfolio Manager's compensation, other accounts he manages and his ownership of Fund shares.

ABOUT YOUR ACCOUNT

How to Buy Shares

     You  can  buy  shares  several  ways,  as  described   below.   The  Fund's
Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to
accept  purchase  (and  redemption)   orders.  The  Distributor,   in  its  sole
discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
         Distributor. Your dealer will place your order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service. Your account information will be shared with the dealer you designate as the dealer of record for the account.
Buying Shares Through the Distributor. Complete an OppenheimerFunds new
         account application and return it with a check payable to
         "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
         Colorado 80217. If you do not list a dealer on the application, Class A shares are your only purchase option. The Distributor will act as your agent in buying Class A shares. However, we recommend that you discuss your investment with a financial adviser before you make a purchase to be sure that the Fund is appropriate for you. Class B, Class C or Class
         N shares may not be purchased by a new investor directly from the
         Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing Class B, Class C or Class N account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.
o        Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum wire purchase is
         $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o        Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
         you can pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
         system. You can provide share purchase instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below.
         Please refer to "AccountLink," below for more details.
o        Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder application and the Statement of Additional
         Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o        If you establish one of the many types of retirement plan accounts that
         OppenheimerFunds offers, more fully described below under "Special
         Investor Services," you can start your account with as little as $500.
o        By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make an initial investment for as little as $500. The minimum subsequent investment is $50, except that for any account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o        A minimum initial investment of $250 applies to certain fee based programs that have an agreement with the Distributor. The minimum subsequent investment for those programs is $50.
o        The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the
         Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the
Distributor receives the order. Your financial adviser can provide you with more information regarding the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the NYSE, on each day the NYSE is open for trading (referred to in this prospectus as a "regular business day").
         The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days. All references to time in this prospectus are to
         "Eastern time."

         The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security may be valued by another method that the Board of
         Trustees believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

         The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee. Fair value determinations by the
         Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.
         In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Fund. Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster).
         The Fund uses fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share. In addition, the discussion of "time-zone arbitrage"
         describes effects that the Fund's fair value pricing policy is intended to counteract. If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the
         Fund's net asset values are calculated that day, an event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

         The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be
         "fair valued" to take those factors into account.

The Offering Price. To receive the offering price for a particular day, the
         Distributor or its designated agent must receive your order, in proper form as described in this prospectus, by the time the NYSE closes that day. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through an authorized dealer, your dealer must receive the order by the close of the NYSE for you to receive that day's offering price. If your order is received on a day when the NYSE is closed or after it is closed, the order will receive the next offering price that is determined.

-------------------------------------------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge
         (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
-------------------------------------------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
         If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
-------------------------------------------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
         If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
-------------------------------------------------------------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of
         Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.
-------------------------------------------------------------------------------------------------------------------
Class Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor.
-------------------------------------------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial adviser. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.
The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

         The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different.
The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial adviser before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

o Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your  shares for not more than six  years),  you should most likely invest in Class A or Class C shares rather than Class B shares.  That is because of the  effect of the Class B  contingent  deferred  sales  charge if you redeem within six years, as well as the effect of the Class B asset-based  sales charge on the investment return for that class in the short-term.  Class C shares might be the  appropriate  choice  (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares,  and the  contingent deferred  sales charge does not apply to amounts you sell after holding them one year.

         However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

         If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. The Distributor normally will not accept purchase orders of more than $100,000 of Class B shares or $1 million or more of Class
         C shares from a single investor. Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.
o        Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You? Some account features may not be available to Class B, Class C and Class N shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B, Class C and Class N shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

         Additionally, the diviends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
         Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information.

How Do Share Classes Affect Payments to Your Broker? A financial adviser may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B,
         Class C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund held by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of
Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

         The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

  ------------------------------------ ------------------------ ------------------------- -------------------------
  Amount of Purchase                   Front-End Sales          Front-End Sales           Concession As a
                                       Charge As a              Charge As a
                                       Percentage of            Percentage of Net         Percentage of
                                       Offering Price           Amount Invested           Offering Price
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  Less than $25,000                             5.75%                    6.10%                     4.75%
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $25,000 or more but less than                 5.50%                    5.82%                     4.75%
  $50,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $50,000 or more but less than                 4.75%                    4.99%                     4.00%
  $100,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $100,000 or more but less than                3.75%                    3.90%                     3.00%
  $250,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $250,000 or more but less than                2.50%                    2.56%                     2.00%
  $500,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $500,000 or more but less than $1             2.00%                    2.04%                     1.60%
  million
  ------------------------------------ ------------------------ ------------------------- -------------------------
  Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

CAN YOU REDUCE CLASS A SALES CHARGES? You and your spouse may be eligible to buy
Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent." The Fund
reserves the right to modify or to cease offering these programs at any time.

o Right of  Accumulation.  To qualify for the reduced  Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table  above),  you can add the value of any  Class A,  Class B or,  Class C shares of the Fund or other  Oppenheimer funds that you or your spouse currently own, or are currently  purchasing,  to the value of your Class A share purchase.
Your Class A shares of Oppenheimer  Money Market Fund, Inc. or Oppenheimer  Cash
Reserves on which you have not paid a sales  charge will not be counted for this purpose. In totaling your holdings, you may count shares held in your individual accounts  (including  IRAs and  403(b)  plans),  your joint  accounts  with your spouse,  or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors.  A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer). If you are buying shares directly from the Fund, you must inform the Distributor of your  eligibility and holdings at the time of your purchase in order to qualify for the Right of  Accumulation.
If you are buying shares  through your  financial  intermediary  you must notify your  intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

     To count  shares of  eligible  Oppenheimer  funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the  Distributor  or  your  current  intermediary  with  a copy  of all  account statements  showing  your  current  holdings  of  the  Fund  or  other  eligible
Oppenheimer funds, including statements for accounts held by you and your spouse or in  retirement  plans or trust or custodial  accounts  for minor  children as described  above.  The Distributor or intermediary  through which you are buying shares will calculate the value of your eligible  Oppenheimer fund shares, based on the current  offering price, to determine which Class A sales charge rate you qualify for on your current purchase.

o Letters of Intent. You may also qualify for reduced Class A sales charges by  submitting  a Letter of Intent to the  Distributor.  A Letter of Intent is a
written  statement of your  intention to purchase a specified  value of Class A,
Class B or Class C shares of the Fund or other Oppenheimer funds over a 13-month period.  The total  amount of your  intended  purchases  of Class A, Class B and
Class C shares will  determine  the reduced sales charge rate that will apply to your Class A share  purchases of the Fund during that period.  Purchases made up to 90 days  before the date that you submit a Letter of Intent  will be included in  that  determination.  Your  Class  N  shares,  and any  Class  A  shares  of
Oppenheimer  Money Market Fund,  Inc. or Oppenheimer  Cash Reserves on which you have not paid a sales charge, will not be counted for this purpose. Submitting a
Letter of Intent does not  obligate  you to  purchase  the  specified  amount of shares.  You may  also be able to  apply  the  Right  of  Accumulation  to these purchases.

     If you do not complete the purchases  outlined in the Letter of Intent, the front-end  sales  charge  you paid on your  purchases  will be  recalculated  to reflect  the actual  value of shares you  purchased.  A certain  portion of your shares  will be held in escrow by the Fund's  Transfer  Agent for this  purpose.
Please refer to "How to Buy Shares - Letters of Intent" in the Fund's  Statement
of Additional Information for more complete information.

Other  Special  Sales Charge  Arrangements  and  Waivers.  The Fund and the
Distributor  offer other  opportunities to purchase shares without  front-end or contingent  deferred sales charges under the programs  described below. The Fund reserves the right to amend or  discontinue  these  programs at any time without
prior  notice.   o  Dividend   Reinvestment.   Dividends  and/or  capital  gains
distributions  received  by a  shareholder  from the Fund may be  reinvested  in shares of the Fund or any of the other  Oppenheimer  funds into which  shares of the Fund may be  exchanged  without a sales  charge,  at the net asset value per share in effect on the  payable  date.  You must  notify the  Transfer  Agent in writing  to elect  this  option  and must have an  existing  account in the fund selected for reinvestment.
o             Exchanges of Shares. Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other
              Oppenheimer funds on the same basis. Please refer to "How to
              Exchange Shares" in this prospectus and in the Statement of
              Additional Information for more details, including a discussion of circumstances in which sales charges may apply on exchanges.
o             Reinvestment Privilege. Within six months of a redemption of certain Class A and Class B shares, the proceeds may be reinvested in Class A shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge. This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or
              Class B shares that were subject to a contingent deferred sales charge when redeemed. The investor must ask the Transfer Agent or his or her financial intermediary for that privilege at the time of reinvestment and must identify the account from which the redemption was made.

o Other Special Reductions and Waivers.  The Fund and the Distributor offer additional  arrangements  to reduce or eliminate  front-end  sales charges or to waive  contingent  deferred sales charges for certain types of transactions  and for certain  categories of investors  (primarily  retirement plans that purchase shares in special  programs  through the  Distributor).  These are  described in greater  detail in Appendix B to the  Statement of Additional  Information.  The
Fund's   Statement  of  Additional   Information   may  be  ordered  by  calling
1.800.225.5677  or may be accessed  through  the  OppenheimerFunds  website,  at
www.oppenheimerfunds.com  (under the heading "I Want To,"  follow the  hyperlink
"Access  Fund  Documents"  and click on the icon in the column "SAI" next to the
Fund's  name).   A  description  of  these  waivers  and  special  sales  charge arrangements  is also  available  for  viewing on the  OppenheimerFunds  website
(under the heading  "Fund  Information,"  click on the  hyperlink  "Sales Charge
Waivers").  To  receive  a waiver or  special  sales  charge  rate  under  these programs,  the  purchaser  must  notify  the  Distributor  (or  other  financial intermediary  through which shares are being purchased) at the time of purchase, or must notify the Transfer  Agent at the time of  redeeming  shares for waivers that apply to contingent deferred sales charges.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on
Class A share purchases totaling $1 million or more of one or more of the
Oppenheimer funds. However, those Class A shares may be subject to a 1.0%
contingent deferred sales charge if they are redeemed within an 18-month
"holding period" measured from the beginning of the calendar month of their purchase (except for shares in certain retirement plans, described below). That sales charge will be calculated on the lesser of the original net asset value of the redeemed shares or the aggregate net asset value of the redeemed shares at the time of redemption.

The Class A contingent deferred sales charge does not apply to shares purchased by the reinvestment of dividends or capital gain distributions and will not exceed the aggregate amount of the concessions the Distributor pays on all of your purchases of Class A shares, of all Oppenheimer funds, that are subject to the contingent deferred sales charge.

The Distributor pays concessions from its own resources equal to 1.0% of Class A purchases of $1 million or more (other than purchases by certain retirement plans). The concession will not be paid on shares purchased by exchange or shares that were previously subject to a front-end sales charge and dealer concession.

o Class A Purchases by Certain  Retirement Plans. There is no initial sales charge on purchases of Class A shares of the Fund by retirement  plans that have
$1 million or more in plan assets.  There is also no contingent  deferred  sales charge on any group retirement plan shares purchased after March 1, 2007.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds.
The Class B contingent deferred sales charge is paid to compensate the
Distributor for its expenses of providing distribution-related services to the
Fund in connection with the sale of Class B shares.

         The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

      ----------------------------------------------------- --------------------------------------------------------
      Years Since Beginning of Month           Contingent Deferred Sales Charge
      in Which Purchase Order was Accepted     on Redemptions in That Year
                                               (As % of Amount Subject to Charge)
      ----------------------------------------------------- --------------------------------------------------------
      ----------------------------------------------------- --------------------------------------------------------
      0 - 1                                                 5.0%
      ----------------------------------------------------- --------------------------------------------------------
      ----------------------------------------------------- --------------------------------------------------------
      1 - 2                                                 4.0%
      ----------------------------------------------------- --------------------------------------------------------
      ----------------------------------------------------- --------------------------------------------------------
      2 - 3                                                 3.0%
      ----------------------------------------------------- --------------------------------------------------------
      ----------------------------------------------------- --------------------------------------------------------
      3 - 4                                                 3.0%
      ----------------------------------------------------- --------------------------------------------------------
      ----------------------------------------------------- --------------------------------------------------------
      4 - 5                                                 2.0%
      ----------------------------------------------------- --------------------------------------------------------
      ----------------------------------------------------- --------------------------------------------------------
      5 - 6                                                 1.0%
      ----------------------------------------------------- --------------------------------------------------------
      ----------------------------------------------------- --------------------------------------------------------
      More than 6                                           None
      ----------------------------------------------------- --------------------------------------------------------
       In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to
         Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
         Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
         Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
         Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See "Availability of Class N shares" in the Statement of Additional Information for other circumstances where
Class N shares are available for purchase.

         Class N shares are sold at net asset value without an initial sales charge. A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o The group retirement plan is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o        With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
         Oppenheimer fund.

         Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y SHARES? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section
529 plans, among others. Individual investors cannot buy Class Y shares directly.

         An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to Class Y shares.
Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class
          A shares that reimburses the Distributor for a portion of the costs of providing services to Class A shareholder accounts. The Fund makes these payments quarterly, based on an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The
          Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund
         has adopted Distribution and Service Plans for Class B, Class C and
         Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
         0.25% on Class N shares. The Distributor also receives a service fee of
         0.25% per year under the Class B, Class C and Class N plans.

         The asset-based sales charge and service fees increase Class B and
         Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

         The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
         Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers periodically. The Distributor currently pays a sales concession of 3.75% of the purchase price of
         Class B shares to dealers from its own resources at the time of sale.
         Including the advance of the service fee, the total amount paid by the
         Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price. The Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional
         Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
         Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.
         The Distributor normally retains the asset-based sales charge on Class
         C shares during the first year after the purchase of Class C shares.
         See the Statement of Additional Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
         Class N shares is therefore 1.0% of the purchase price. The Distributor normally retains the asset-based sales charge on Class N shares. See the Statement of Additional Information for exceptions.

         For certain group retirement plans held in omnibus accounts, the
         Distributor may pay the full Class C or Class N asset-based sales charge and the service fee to the dealer beginning in the first year after the purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase. New group omnibus plans may not purchase Class B shares.

         For Class C shares purchased through the OppenheimerFunds
         Record(k)eeper Pro program, the Distributor will pay the Class C asset-based sales charge to the dealer of record in the first year after the purchase of such shares in lieu of paying the dealer a sales concession at the time of purchase. The Distributor will use the service fee it receives from the Fund on those shares to reimburse
         FASCore, LLC for providing personal services to the Class C accounts holding those shares.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the
Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the
Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and Expenses of the Fund" in this prospectus because they are not paid by the Fund.

       "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the
Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund "supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

       In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory
Authority (FINRA), formerly known as the NASD) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

       Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the
Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

       Payments may also be made by the Manager, the Distributor or the Transfer
Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

       The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
      o  transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
         Builder Plans, or
      o  have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
         Transfer Agent for more information.

         You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

         AccountLink privileges should be requested on your application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer
Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to the bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the
PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the
         PhoneLink number and the Fund will send the proceeds directly to your
         AccountLink bank account. Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at
1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the
Statement of Additional Information for details.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use: Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs, SIMPLE IRAs and rollover IRAs. SEP-IRAs. These are
Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals. 403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.

    401(k) Plans.  These are special  retirement plans for businesses.  Pension
and   Profit-Sharing   Plans.  These  plans  are  designed  for  businesses  and
self-employed individuals.

     Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received by the Distributor or your authorized financial intermediary, in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

         Redemption Fee. The Fund imposes a 2% redemption fee on the proceeds of
Fund shares that are redeemed within 30 days of their purchase. The fee also applies in the case of shares redeemed in exchange transactions. The redemption fee is collected by the Transfer Agent and paid to the Fund. It is intended to help offset the trading, market impact, and administrative costs associated with short-term money movements into and out of the Fund, and to help deter excessive short term trading. The fee is imposed to the extent that Fund shares redeemed exceed Fund shares that have been held more than 30 days. For shares of the Fund that were acquired by exchange, the holding period is measured from the date the shares were acquired in the exchange transaction. Shares held the longest will be redeemed first.

         The redemption fee is not imposed on shares:

o held in omnibus accounts of certain financial  intermediaries,  such as a broker-dealer  or a retirement  plan  fiduciary if those  institutions  have not implemented  the  system  changes  necessary  to be capable  of  processing  the redemption fee. However,  account holders whose investments in the Fund are held in omnibus accounts through certain other financial intermediates may be subject to the  redemption  fee on  terms  that are  generally  in  accordance  with the redemption fee terms in this prospectus but that may differ in certain  details.
For certain  retirement plans treated as omnibus accounts by the Fund's Transfer
Agent, the redemption fee may be charged on participant  initiated  exchanges or redemptions.  Shares held in retirement plans that are not in omnibus  accounts, such as  Oppenheimer-sponsored  retirement plans,  IRAs, and 403(b)(7) plans are also  subject to the  redemption  fee. You should  consult  with your  financial intermediary  or retirement  plan  provider for more details on this  redemption fee;
o held by  investors  in  certain  asset  allocation  programs  that  offer automatic  re-balancing or wrap-fee or similar fee-based  programs and that have been identified to the Distributor and the Transfer Agent;
o  redeemed  for  rebalancing   transactions  under  the   OppenheimerFunds
Portfolio Builder program; o redeemed pursuant to an OppenheimerFunds  automatic withdrawal plan; o redeemed due to the death or disability of the shareholder; o redeemed as part of an  automatic  dividend  exchange  election  established  in advance of the  exchange;  o redeemed  to pay fees  assessed  by the Fund or the
Transfer  Agent  against the  account;  o redeemed  from  accounts for which the dealer,  broker or financial institution of record has entered into an agreement with the  Distributor  that permits such  redemptions  without the imposition of these fees, such as asset allocation programs;
o redeemed for conversion of Class B shares to Class A shares or pursuant to fund mergers; and o involuntary redemptions resulting from failure to meet account minimums.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
     o   You wish to redeem more than $100,000 and receive a check
     o The redemption check is not payable to all shareholders listed on the account statement
     o The redemption check is not sent to the address of record on your account statement
     o Shares are being transferred to a Fund account with a different owner or name o Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o        a U.S. national securities exchange, a registered securities association or a clearing agency.
         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
         OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Receiving Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
         The minimum redemption you can have sent by wire is $2,500. There is a
         $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
         1.800.225.5677.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes: o
     Your name o The Fund's name o Your Fund account number (from your account statement) o The dollar amount or number of shares to be redeemed o Any special payment instructions o Any share certificates for the shares you are selling o The signatures of all registered owners exactly as the account is registered, and
     o   Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.
Use the following address for                Send courier or express mail
requests by mail:                            requests to:
OppenheimerFunds Services                    OppenheimerFunds Services
P.O. Box 5270                                10200 E. Girard Avenue, Building D
Denver, Colorado 80217                       Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00
p.m. Eastern time, but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.
o To redeem shares through a service  representative  or  automatically  on
PhoneLink,  call 1.800.225.5677.  Whichever method you use, you may have a check sent to the address on the account  statement,  or, if you have linked your Fund account to your bank account on  AccountLink,  you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

         If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
         Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers.
Brokers or dealers may charge a processing fee for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the Statement of
Additional Information and you advise the Transfer Agent or your financial intermediary of your eligibility for the waiver when you place your redemption request.)
         A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:
o        the amount of your account value  represented by an increase in net asset value over the initial purchase price,
o        shares purchased by the reinvestment of dividends or capital gains distributions, or
o        shares  redeemed in the special circumstances described in Appendix B to the Statement of Additional Information.
         To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
     1. shares acquired by reinvestment of dividends and capital gains distributions,
     2. shares held for the holding period that applies to the class, and
     3. shares held the longest during the holding period.

         Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire.
Similarly, if you acquire shares of this Fund by exchanging shares of another
Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another
Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. To exchange shares, you must meet several conditions:

     o Shares of the fund selected for exchange must be available for sale in your state of residence. o The selected fund must offer the exchange privilege. o When you establish an account, you must hold the shares you buy for at least seven days before you can exchange them. After your account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
     o You must meet the minimum purchase requirements for the selected fund.
     o   Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
     o Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

         For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. An exchange may result in a capital gain or loss.

         You can find a list of the Oppenheimer funds that are currently available for exchanges in the Statement of Additional Information or you can
obtain a list by calling a service representative at 1.800.225.5677. The funds available for exchange can change from time to time.

         A contingent deferred sales charge (CDSC) is not charged when you exchange shares of the Fund for shares of another Oppenheimer fund. However, if you exchange your shares during the applicable CDSC holding period, the holding period will carry over to the fund shares that you acquire. Similarly, if you acquire shares of the Fund in exchange for shares of another Oppenheimer fund that are subject to a CDSC holding period, that holding period will carry over to the acquired shares of the Fund. In either of these situations, a CDSC may be imposed if the acquired shares are redeemed before the end of the CDSC holding period that applied to the exchanged shares.

         There are a number of other special conditions and limitations that apply to certain types of exchanges. These conditions and circumstances are described in detail in the "How to Exchange Shares" section in the Statement of
Additional Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
         Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the OppenheimerFunds internet website, at www.oppenheimerfunds.com. You must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.
         Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity. The
OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change.
However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's ability to manage the
Fund's investments efficiently, increase the Fund's transaction and administrative costs and/or affect the Fund's performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o Timing of Exchanges. Exchanged shares are normally redeemed from one fund and the proceeds are  reinvested  in the fund  selected for exchange on the same regular  business  day on  which  the  Transfer  Agent or its  agent  (such as a financial  intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request  must be received  by the close of the NYSE that day,  which is normally
4:00 p.m.  Eastern  time,  but may be earlier on some days,  in order to receive that day's net asset value on the exchanged  shares.  Exchange requests received after the close of the NYSE will  receive  the next net asset  value  calculated
after  the  request  is  received.   However,   the  Transfer  Agent  may  delay
transmitting  the proceeds  from an exchange for up to five  business days if it determines,  in its  discretion,  that an earlier  transmittal of the redemption proceeds  to the  receiving  fund would be  detrimental  to either the fund from which the  exchange  is being made or the fund into which the  exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received.  In the event that such a delay in the reinvestment of proceeds occurs, the Transfer
Agent will notify you or your financial representative.

o        Limits on Disruptive Activity. The Transfer Agent may, in its
         discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o        Exchanges of Client Accounts by Financial Advisers. The Fund and the
         Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless that authority has been revoked). A fund or the Transfer Agent may limit or refuse exchange requests submitted by financial intermediaries if, in the
         Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o        Redemptions of Shares. These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus. The Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed or exchanged within 30 days after their purchase in certain circumstances. Further details are provided under "How to Sell
         Shares."

o        Right to Refuse Exchange and Purchase Orders. The Distributor and/or
         the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o        Right to Terminate or Suspend Account Privileges. The Transfer Agent
         may send a written warning to direct shareholders that the Transfer
         Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o        Omnibus Accounts. If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or
         "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, may apply.

While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary.
Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c) accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o 30-Day Limit. A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further  exchanges into another fund for a period of 30 calendar days from the date of the  exchange.  The block will apply to the full account balance and not just to the amount exchanged into the account.  For example,  if a shareholder  exchanged  $1,000 from one fund into another fund in which the shareholder  already owned shares worth $10,000,  then,  following the exchange,  the full account  balance  ($11,000 in this example) would be blocked from further  exchanges  into  another fund for a period of 30 calendar  days. A
"direct  shareholder"  is one whose  account is  registered  on the Fund's books showing the name, address and tax ID number of the beneficial owner.

o        Exchanges Into Money Market Funds. A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o        Dividend Reinvestments/B Share Conversions. Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o        Asset Allocation. Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand" exchanges outside the parameters of portfolio rebalancing programs will be subject to the
         30-day limit. However, investment programs by other Oppenheimer
         "funds-of-funds" that entail rebalancing of investments in underlying
         Oppenheimer funds will not be subject to these limits.

o        Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More  information  about the Fund's  policies  and  procedures  for buying, selling and  exchanging  shares is  contained  in the  Statement  of  Additional
Information. A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than  $500.  The fee is  automatically  deducted  from each applicable Fund account  annually in September.  See the Statement of Additional
Information  to learn how you can  avoid  this fee and for  circumstances  under which this fee will not be assessed.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
         Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using
         PINs, and by confirming such transactions in writing. The Transfer
         Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
         Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this prospectus.
Dealers that perform account transactions for their clients by participating in
         NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
         Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts. The Fund or the Transfer
         Agent may use this information to attempt to verify your identity. The
         Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
         if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

         If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
         Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
         Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare and pay dividends separately for each class of shares from net investment income on an annual basis. Dividends and distributions paid to Class A and Class Y shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y shares. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains annually. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options: Reinvest All Distributions in the Fund.
You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
         AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
         reinvest all distributions in the same class of shares of another
         OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

         If more than 50% of the Fund's assets are invested in foreign securities at the end of any fiscal year, the Fund may elect under the Internal
Revenue Code to permit shareholders to take a credit or deduction on their federal income tax returns for foreign taxes paid by the Fund.

         Every year the Fund will send you and the Internal Revenue Service a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify.
It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal income tax information about your investment. You should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

Financial information for the Fund is not provided because, as of the date of this Prospectus, the Fund had not commenced operations.

INFORMATION AND SERVICES

For More Information on Oppenheimer Global Value Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------- ---------------------------------------------------------------------
By Telephone:                               Call OppenheimerFunds Services toll-free:
                                            1.800.CALL OPP (225.5677)
------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------
By Mail:                                    Write to:
                                            OppenheimerFunds Services
                                            P.O. Box 5270 Denver, Colorado
                                            80217-5270
------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------
On the Internet:                            You can request these documents by e-mail or through the
                                            OppenheimerFunds website. You may also read or download certain documents on the OppenheimerFunds website at:
                                            www.oppenheimerfunds.com
                                            ------------------------
------------------------------------------- ---------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling the Securities and Exchange Commission at 1.202.942.8090. Reports and other information about the Fund are available on the EDGAR database on the Securities and Exchange Commission's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the Securities and Exchange Commission's e-mail address:
publicinfo@sec.gov or by writing to the Securities and Exchange Commission's
Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:  [logo] OppenheimerFunds Distributor, Inc.
The Fund's SEC File No.: 811-22092
PR0687.001.__07
Printed on recycled paper

Oppenheimer
Global Value Fund

6803 S. Tucson Way, Centennial, CO 80112
1.800.CALL OPP (225.5677)

Statement of Additional Information dated _______________, 2007

     This Statement of Additional Information is not a Prospectus. This document contains  additional  information about the Fund and supplements  information in the Prospectus dated  ______________,  2007. It should be read together with the
Prospectus.  You can obtain  the  Prospectus  by writing to the Fund's  Transfer
Agent,  OppenheimerFunds  Services, at P.O. Box 5270, Denver, Colorado 80217, or
by calling  the  Transfer  Agent at the  toll-free  number  shown  above,  or by
downloading    it   from    the    OppenheimerFunds    Internet    website    at
www.oppenheimerfunds.com.

Contents
                                                                            Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks...........
     The Fund's Investment Policies.............................................
     Other Investment Techniques and Strategies.................................
     Other Investment Restrictions..............................................
     Disclosure of Portfolio Holdings...........................................
How the Fund is Managed ........................................................
     Organization and History...................................................
     Board of Trustees and Oversight Committees.................................
     Trustees and Officers of the Fund..........................................
     The Manager................................................................
Brokerage Policies of the Fund..................................................
Distribution and Service Plans..................................................
Payments to Fund Intermediaries.................................................
Performance of the Fund.........................................................

About Your Account
How To Buy Shares...............................................................
How To Sell Shares..............................................................
How To Exchange Shares..........................................................
Dividends, Capital Gains and Taxes..............................................
Additional Information About the Fund...........................................

Financial Information About the Fund

Report of Independent Registered Public Accounting Firm.........................
Financial Statements............................................................
Appendix A: Special Sales Charge Arrangements and Waivers....................A-1

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

     The investment  objective,  the principal  investment policies and the main risks of the Fund are described in the Prospectus.  This Statement of Additional
Information ("SAI") contains  supplemental  information about those policies and
risks  and  the  types  of  securities  that  the  Fund's  investment   manager,
OppenheimerFunds,  Inc.  (the  "Manager")  can select  for the Fund.  Additional information is also provided  about the strategies  that the Fund may use to try to achieve its objective.

     The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and  strategies  that the Manager may use in selecting  portfolio securities  will  vary over  time.  The Fund is not  required  to use all of the investment techniques and strategies described below at all times in seeking its objective.  It may use some of the special investment  techniques and strategies at some times or not at all.

     In selecting securities for the Fund's portfolio, the Manager evaluates the merits of  particular  securities  primarily  through  the  exercise  of its own investment analysis. In the case of corporate issuers, that process may include, among other things, evaluation of the issuer's historical operations,  prospects for the industry of which the issuer is part, the issuer's financial  condition, its pending product  developments and business (and those of  competitors),  the effect of general market and economic  conditions on the issuer's business,  and legislative  proposals  that  might  affect the  issuer.  In the case of foreign securities,  the  Manager  may also  consider  the  conditions  of a  particular country's  economy in relation to the U.S.  economy or other foreign  economies, special  political  conditions in a country or region,  the effect of taxes, the efficiencies  and costs of particular  markets and other factors when evaluating the securities of issuers in a particular country.

     |X| Investments in Equity  Securities.  The Fund focuses its investments in equity securities of both foreign and U.S. companies.  Equity securities include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock. The Fund's investments can include stocks of companies in any
market   capitalization  range,  if  the  Manager  believes  the  investment  is consistent with the Fund's objective of capital appreciation.

     Current  income is not a  criterion  used to select  portfolio  securities.
However, certain debt securities can be selected for the Fund. The Fund can also buy debt securities that the Manager believes might offer some opportunities for capital appreciation, including convertible securities as discussed below.

     The Fund does not limit its  investments  in equity  securities  to issuers having a market  capitalization  of a specified size or range, and therefore may invest in securities of small-, mid- and large-capitalization issuers. At times, the Fund may have  substantial  amounts of its assets  invested in securities of issuers in one or more  capitalization  ranges,  based upon the Manager's use of
its   investment   strategies   and  its  judgment  of  where  the  best  market
opportunities are to seek the Fund's objective.

     At times,  the  market  may favor or  disfavor  securities  of issuers of a particular  capitalization  range.  Securities  of small- or  mid-capitalization issuers may be subject to greater price volatility in general than securities of larger companies.  Therefore, if the Fund has substantial investments in smaller capitalization  companies at times of market volatility,  the Fund's share price may fluctuate more than that of funds focusing on larger capitalization issuers.
Those  investments  may be limited to the extent the Manager  believes that such investments would be inconsistent with the goal of capital appreciation.

     o Convertible  Securities.  Convertible securities are debt securities that are  convertible  into an issuer's  common stock.  Convertible  securities  rank senior to common stock in a  corporation's  capital  structure and therefore are subject to less risk than common  stock in case of the  issuer's  bankruptcy  or liquidation.

     The value of a convertible security is a function of its "investment value"
and its  "conversion  value." If the  investment  value  exceeds the  conversion value,  the security  will behave more like a debt  security and the  security's price will likely  increase when interest  rates fall and decrease when interest rates rise. If the conversion  value exceeds the investment  value, the security will behave more like an equity security. In that case, it will likely sell at a premium over its conversion value and its price will tend to fluctuate  directly with the price of the underlying security. Convertible securities are subject to credit risks and interest rate risk as discussed below under  "Investing in Debt
Securities."

     While some  convertible  securities  are a form of debt  security,  in many cases their  conversion  feature  (allowing  conversion into equity  securities)
causes them to be regarded by the  Manager  more as "equity  equivalents."  As a result,  the rating  assigned to the security  has less impact on the  Manager's investment decision than in the case of non-convertible fixed-income securities.
To  determine  whether  convertible  securities  should be  regarded  as "equity equivalents," the Manager examines the following factors:

     (1) whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,

     (2) whether  the issuer of the  convertible  securities  has  restated  its earnings per share of common stock on a fully  diluted  basis  (considering  the effect of conversion of the convertible securities), and

     (3) the extent to which the convertible security may be a defensive "equity substitute,"  providing the ability to  participate in any  appreciation  in the price of the issuer's common stock.

     o Rights and Warrants.  Warrants  basically are options to purchase  equity securities at specific  prices valid for a specific  period of time.  The market for them may be very limited and they may  difficult  for the Fund to dispose of promptly at an acceptable  price.  Their prices do not necessarily move parallel to the prices of the  underlying  securities and they may often rise in value or fall in value more quickly than the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders.  Rights and warrants have no voting rights,  receive no dividends and have no rights with respect to the assets of the issuer.

     o Preferred Stocks. Preferred stocks are equity securities but have certain attributes of debt  securities.  Preferred  stock,  unlike  common stock,  has a stated dividend rate payable from the  corporation's  earnings.  Preferred stock dividends may be cumulative or non-cumulative,  participating,  or auction rate.
"Cumulative"  dividend  provisions  require  all or a  portion  of prior  unpaid dividends to be paid before the issuer can pay  dividends on common  shares.  If interest  rates  rise,  the  fixed  dividend  on  preferred  stocks  may be less attractive,  causing the price of preferred  stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices
when  interest  prior  to  maturity  rates  decline.   Preferred  stock  may  be
"participating"  stock,  which  means  that  it may be  entitled  to a  dividend exceeding the stated dividend in certain cases.

     Preferred  stocks are equity  securities  because they do not  constitute a liability of the issuer and therefore do not offer the same degree of protection of capital as debt  securities and may not offer the same degree of assurance of
continued  income  as  debt  securities.   The  rights  of  preferred  stock  on
distribution  of a  corporation's  assets  in the event of its  liquidation  are generally  subordinate  to  the  rights  associated  with a  corporation's  debt securities.  Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of its liquidation.

     |X| Foreign Securities. The Fund expects to have substantial investments in foreign securities.  "Foreign  securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt  securities  issued  or  guaranteed  by  governments  other  than  the U.S.
government or by foreign supra-national  entities.  They also include securities of companies  (including  those that are located in the U.S. or organized  under
U.S.  law) that derive a  significant  portion of their  revenue or profits from foreign businesses,  investments or sales, or that have a significant portion of their assets abroad.  They may be traded on foreign  securities  exchanges or in the foreign over-the-counter markets.

     Securities of foreign issuers that are  represented by American  Depository
Receipts or that are listed on a U.S.  securities exchange or traded in the U.S.
over-the-counter  markets are considered "foreign securities" for the purpose of the Fund's  investment  allocations.  They are  subject  to some of the  special considerations  and risks,  discussed  below,  that apply to foreign  securities traded and held abroad.

     The amount of the Fund's  assets  invested  in  securities  of issuers in a particular  country will vary over time, based upon the Manager's  evaluation of the investment  merits of particular  issuers as well as the market and economic conditions in a particular  country or region.  Factors that might be considered could include,  for example,  a country's  balance of payments,  inflation rate, economic self-sufficiency, and social and political factors.

     Because the Fund may purchase securities denominated in foreign currencies, a change in the value of such  foreign  currency  against  the U.S.  dollar will result  in a  change  in the  amount  of  income  the  Fund  has  available  for distribution.  Because a portion of the Fund's investment income may be received in foreign  currencies,  the Fund will be required to compute its income in U.S.
dollars for distribution to shareholders, and therefore the Fund will absorb the cost of currency fluctuations. After the Fund has distributed income, subsequent foreign currency losses may result in the Fund's having  distributed more income in a particular fiscal period than was available from investment  income,  which could result in a return of capital to shareholders.

     Investing in foreign  securities  offers  potential  benefits not available from  investing  solely in  securities  of domestic  issuers.  They  include the opportunity to invest in foreign issuers that appear to offer growth  potential, or in foreign countries with economic policies or business cycles different from those of the  U.S.,  or to  reduce  fluctuations  in  portfolio  value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S.
markets.

     o Risks of Foreign  Investing.  Investments in foreign securities may offer special  opportunities  for investing but also present special  additional risks and  considerations  not  typically  associated  with  investments  in  domestic securities. Some of these additional risks are:

     o reduction of income by foreign taxes;

     o fluctuation  in value of foreign  investments  due to changes in currency rates,  currency  devaluation  or currency  control  regulations  (for  example, currency blockage);

     o transaction charges for currency exchange;

     o lack of public information about foreign issuers;

     o lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;

     o less volume on foreign exchanges than on U.S. exchanges;

     o greater  volatility  and less  liquidity  on foreign  markets than in the
U.S.;

     o less  governmental  regulation of foreign  issuers,  stock  exchanges and brokers than in the U.S.;

     o greater difficulties in commencing lawsuits;

     o higher brokerage commission rates than in the U.S.;

     o increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;

     o foreign withholding taxes on interest and dividends,

     o possibilities in some countries of expropriation,  confiscatory taxation, political,  financial or social instability or adverse diplomatic  developments;
and

     o unfavorable differences between the U.S. economy and foreign economies.

     In the past, U.S.  government policies have discouraged certain investments abroad by U.S.  investors,  through  taxation or other  restrictions,  and it is possible that such restrictions could be re-imposed.

     o Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special  opportunities but have greater risks than more developed foreign markets,  such as those in Europe,  Canada,  Australia,  New Zealand and
Japan.  There  may be even  less  liquidity  in their  securities  markets,  and settlements  of purchases and sales of  securities  may be subject to additional delays.  They are subject to greater risks of limitations on the repatriation of
income  and  profits   because  of  currency   restrictions   imposed  by  local
governments.  Those  countries  may  also be  subject  to the  risk  of  greater political and economic  instability,  which can greatly affect the volatility of prices of securities in those countries. The Manager will consider these factors when  evaluating  securities  in these  markets,  because the selection of those securities must be consistent with the Fund's objective of capital appreciation.

     |X| Passive Foreign Investment  Companies.  Some securities of corporations domiciled  outside  the U.S.  which  the Fund may  purchase,  may be  considered passive foreign  investment  companies  ("PFICs") under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income. They tend to be growth  companies  or  "start-up"  companies.  For  federal tax  purposes,  a corporation is deemed a PFIC if 75% or more of the foreign  corporation's  gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce  passive  income.  Passive  income is further defined as any income to be considered  foreign personal holding company income within the subpart F provisions  defined by Internal Revenue Code ("IRC")
ss.954.

     Investing in PFICs involves the risks  associated with investing in foreign securities,  as described above.  There are also the risks that the Fund may not realize  that a foreign  corporation  it  invests in is a PFIC for  federal  tax purposes.  Federal tax laws impose  severe tax penalties for failure to properly report  investment income from PFICs.  Following  industry  standards,  the Fund makes every  effort to ensure  compliance  with  federal tax  reporting of these investments.  PFICs are  considered  foreign  securities for the purposes of any
minimum   percentage   requirements  or  limitations  of  investing  in  foreign
securities that the fund may adopt from time to time.

     |X|  Investing  in  Small,  Unseasoned  Companies.  The Fund may  invest in securities of small, unseasoned companies. These are companies that have been in
operation  for  less  than  three  years,   including  the   operations  of  any
predecessors.  Securities  of these  companies  may be subject to  volatility in their prices. They may have a limited trading market, which may adversely affect the Fund's ability to dispose of them and can reduce the price the Fund might be able to obtain for them.  Other investors that own a security issued by a small, unseasoned  issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security. In that case the Fund might receive a lower price for its holdings than might  otherwise be obtained.

     |X|  Investing in Debt  Securities.  While the Fund does not invest for the purpose  of  seeking  current  income,  at times  the Fund  can  invest  in debt securities,  including the convertible debt securities described above under the description  of equity  investments.  Debt  securities  also can be selected for investment by the Fund for defensive purposes,  as described below. For example, when the stock market is volatile,  or when the portfolio  manager believes that growth opportunities in stocks are not attractive, certain debt securities might not only offer defensive  opportunities but also some  opportunities for capital appreciation.

     The  Fund's  debt  investments  can  include  corporate  bonds and notes of foreign or U.S. companies, as well as U.S. and foreign government securities. It is not expected that this will be a significant  portfolio  strategy of the Fund under normal market  circumstances,  and under normal market conditions the Fund normally  does not  intend to invest  more than 10% of its total  assets in debt securities.  Foreign  debt  securities  are  subject  to the  risks  of  foreign investing  described  above.  In general,  domestic  and foreign  fixed-  income securities  are also subject to two  additional  types of risk:  credit risk and interest rate risk.

     o Credit  Risk.  Credit  risk  relates to the ability of the issuer to meet interest  or  principal  payments  or both  as  they  become  due.  In  general, lower-grade,  higher-yield  bonds are subject to credit risk to a greater extent than lower-yield,  higher-quality bonds. The Fund's debt investments can include investment-grade and  non-investment-grade  bonds (commonly referred to as "junk bonds").  Investment-grade  bonds  are  bonds  rated at least  "Baa" by  Moody's
Investors  Service,  Inc.,  at least  "BBB" by  Standard  &  Poor's  Ratings
Services  or Fitch,  Inc.,  or have  comparable  ratings by  another  nationally recognized statistical rating organization.

     For lower-grade debt securities there is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment grade securities.  The issuer's low  creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic  downturn.
An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the  ability of issuers to pay  interest or repay  principal.  In the case of foreign  high yield  bonds,  these  risks are in addition to the special risks of foreign investing discussed in the Prospectus and in this SAI.

     However,  the Fund's limitations on buying these investments may reduce the risks to the Fund, as will the Fund's policy of  diversifying  its  investments.
Additionally,  to the  extent  they can be  converted  into  stock,  convertible securities may be less subject to some of these risks than  non-convertible high yield bonds,  since stock may be more liquid and less  affected by some of these risk factors.

     In making  investments  in debt  securities,  the  Manager may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's  credit-worthiness.  If the securities are unrated,  to be considered part of the Fund's holdings of investment-grade securities, they must be  judged  by the  Manager  to be of  comparable  quality  to  bonds  rated  as investment grade by a rating organization.

     o Interest  Rate Risk.  Interest  rate risk refers to the  fluctuations  in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce  the  market  value of  already-issued  fixed-income  investments,  and a decline  in  general  interest  rates  will tend to  increase  their  value.  In addition,  debt  securities  with longer  maturities,  which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     Fluctuations in the market value of fixed-income  securities after the Fund buys them will not affect the interest payable on those securities, nor the cash income from them.  However,  those price  fluctuations  will be reflected in the valuations of the securities,  and therefore the Fund's net asset values will be affected by those fluctuations.

     |X| Portfolio  Turnover.  "Portfolio  turnover" describes the rate at which the Fund  traded its  portfolio  securities  during its last  fiscal  year.  For example,  if a fund sold all of its  securities  during the year,  its portfolio turnover  rate would have been 100%.  The Fund's  portfolio  turnover  rate will fluctuate  from  year to  year.  Increased  portfolio  turnover  creates  higher brokerage  and  transaction  costs for the Fund,  which may reduce  its  overall performance.  Additionally,  the  realization  of  capital  gains  from  selling portfolio  securities may result in distributions of taxable  long-term  capital gains to  shareholders,  since  the Fund  will  normally  distribute  all of its capital  gains  realized  each year,  to avoid  excise  taxes under the Internal
Revenue Code.

     Other Investment Techniques and Strategies.  In seeking its objective,  the
Fund  may  from  time to  time  use  the  types  of  investment  strategies  and investments  described  below. It is not required to use all of these strategies at all times, and at times may not use them.

     |X|  Zero-coupon  Securities.  The Fund  may buy  zero-coupon  and  delayed interest  securities,  and "stripped"  securities.  Stripped securities are debt securities  whose  interest  coupons are  separated  from the  security and sold separately.  The  Fund  can buy  different  types  of  zero-coupon  or  stripped securities, including, among others, U.S. Treasury notes or bonds that have been stripped of their interest coupons,  U.S. Treasury bills issued without interest coupons, and certificates representing interests in stripped securities.

     Zero-coupon  securities do not make periodic interest payments and are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual  appreciation  of the  security,  which is redeemed at face value on a  specified  maturity  date.  This  discount  depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.  In the absence of threats to the issuer's credit quality,  the discount  typically  decreases as the maturity date approaches.  Some zero-coupon securities are convertible,  in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

     Because zero-coupon  securities pay no interest and compound  semi-annually at the rate fixed at the time of their  issuance,  their value is generally more volatile  than the value of other  debt  securities.  Their  value may fall more dramatically than the value of  interest-bearing  securities when interest rates rise. When prevailing interest rates fall,  zero-coupon  securities tend to rise more rapidly in value because they have a fixed rate of return.

     The  Fund's  investment  in  zero-coupon  securities  may cause the Fund to recognize income and make  distributions to shareholders  before it receives any cash payments on the zero-coupon  investment.  To generate cash to satisfy those distribution  requirements,  the Fund may have to sell portfolio securities that it  otherwise  might  have  continued  to hold or to use cash  flows  from other sources such as the sale of Fund shares.

     |X|  Repurchase  Agreements.  The Fund may  acquire  securities  subject to repurchase agreements. It may do so

     o for liquidity purposes to meet anticipated redemptions of Fund shares, or

     o pending the investment of the proceeds from sales of Fund shares, or

     o pending the settlement of portfolio securities transactions, or

     o for temporary defensive purposes, as described below.

     In  a  repurchase   transaction,   the  Fund  buys  a  security  from,  and
simultaneously  resells it to, an approved vendor for delivery on an agreed-upon future  date.  The resale  price  exceeds the  purchase  price by an amount that reflects an agreed-upon  interest rate effective for the period during which the repurchase  agreement is in effect.  Approved  vendors  include U.S.  commercial banks,  U.S.  branches  of  foreign  banks,  or  broker-dealers  that  have been designated as primary  dealers in government  securities.  They must meet credit requirements set by the Manager from time to time.

     The  majority  of these  transactions  run from  day to day,  and  delivery pursuant to the resale typically occurs within one to five days of the purchase.
Repurchase  agreements  having a maturity  beyond  seven days are subject to the
Fund's limits on holding illiquid  investments.  There is no limit on the amount of the Fund's net assets  that may be subject to  repurchase  agreements  having maturities of seven days or less.

     Repurchase agreements,  considered "loans" under the Investment Company Act of 1940 (the  "Investment  Company Act") are  collateralized  by the  underlying security.  The Fund's repurchase  agreements require that at all times while the repurchase  agreement is in effect,  the value of the  collateral  must equal or exceed the repurchase  price to fully  collateralize  the repayment  obligation.
However,  if the vendor fails to pay the resale price on the delivery  date, the
Fund may incur costs in disposing of the collateral and may experience losses if there is any  delay in its  ability  to do so.  The  Manager  will  monitor  the vendor's  creditworthiness  to confirm that the vendor is financially  sound and will continuously monitor the collateral's value.

     Pursuant  to an  Exemptive  Order  issued by the  Securities  and  Exchange
Commission (the "SEC"),  the Fund, along with other affiliated  entities managed by the Manager,  may transfer  uninvested  cash  balances into one or more joint repurchase  accounts.  These  balances  are  invested in one or more  repurchase agreements,  secured by U.S. government securities.  Securities that are pledged as collateral for  repurchase  agreements are held by a custodian bank until the agreements mature.  Each joint repurchase  arrangement  requires that the market value  of the  collateral  be  sufficient  to cover  payments  of  interest  and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

     o  Reverse  Repurchase  Agreements.  The  Fund can use  reverse  repurchase agreements on debt  obligations it owns. Under a reverse  repurchase  agreement, the Fund  sells an  underlying  debt  obligation  and  simultaneously  agrees to repurchase the same security at an agreed-upon price at an agreed-upon date. The
Fund will identify on its books liquid  assets in an amount  sufficient to cover its obligations under reverse repurchase agreements,  including interest,  until payment is made to the seller.

     These transactions involve the risk that the market value of the securities sold by the Fund under a reverse  repurchase  agreement  could decline below the price at which the Fund is obligated to repurchase  them.  These  agreements are considered  borrowings  by the Fund and will be  subject  to the asset  coverage requirement under the Fund's policy on borrowing discussed below.

     |X| Real  Estate  Investment  Trusts  (REITs).  The Fund can invest in real estate  investment  trusts,  as well as real estate  development  companies  and operating  companies.  It can also buy shares of companies engaged in other real estate  businesses.  REITs are trusts that sell shares to investors  and use the proceeds to invest in real  estate.  A REIT can focus on a  particular  project, such as a shopping  center or apartment  complex,  or may buy many properties or properties located in a particular geographic region.

     To the extent a REIT  focuses on a particular  project,  sector of the real estate market or geographic region, its share price will be affected by economic and  political  events  affecting  that project,  sector or  geographic  region.
Property  values  may  fall  due to  increasing  vacancies  or  declining  rents
resulting  from  unanticipated   economic,   legal,  cultural  or  technological
developments.  REIT prices also may drop  because of the failure of borrowers to pay their  loans,  a dividend  cut, a disruption  to the real estate  investment sales market, changes in federal or state taxation policies affecting REITs, and poor management.

     |X| Illiquid and Restricted  Securities.  Under the policies and procedures established  by the  Fund's  Board  of  Trustees,  the  Manager  determines  the liquidity of certain of the Fund's  investments.  To enable the Fund to sell its holdings of a restricted  security not registered  under  applicable  securities laws, the Fund may have to cause those securities to be registered. The expenses of  registering  restricted  securities  may be  negotiated by the Fund with the issuer at the time the Fund  buys the  securities.  When the Fund  must  arrange registration because the Fund wishes to sell the security, a considerable period may elapse  between the time the  decision is made to sell the  security and the time the security is  registered  so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

     The Fund may also acquire restricted securities through private placements.
Those  securities have  contractual  restrictions on their public resale.  Those restrictions  might limit the Fund's  ability to dispose of the  securities  and might lower the amount the Fund could realize upon the sale.

     The Fund has limitations that apply to purchases of restricted  securities, as  stated  in the  Prospectus.  Those  percentage  restrictions  do  not  limit purchases  of  restricted  securities  that are  eligible  for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines.  Those  guidelines  take into account the trading  activity for such securities and the  availability of reliable  pricing  information,  among other factors.  If there is a lack of  trading  interest  in a  particular  Rule  144A security, the Fund's holdings of that security may be considered to be illiquid.

     Illiquid  securities  include repurchase  agreements  maturing in more than seven days and participation  interests that do not have puts exercisable within seven days.

     |X| Forward Rolls. The Fund can enter into "forward roll" transactions with respect to mortgage related  securities.  In this type of transaction,  the Fund sells a  mortgage  related  security  to a buyer  and  simultaneously  agrees to repurchase a similar  security  (the same type of security,  and having the same coupon and  maturity) at a later date at a set price.  The  securities  that are repurchased  will have the same interest rate as the  securities  that are sold, but  typically  will be  collateralized  by different  pools of mortgages  (with different  prepayment  histories)  than the  securities  that  have  been  sold.
Proceeds  from  the  sale  are  invested  in  short-term  instruments,  such  as repurchase agreements. The income from those investments, plus the fees from the forward roll transaction,  are expected to generate income to the Fund in excess of the yield on the securities that have been sold.

     The Fund will only enter into "covered" rolls. To assure its future payment of the purchase price, the Fund will identify on its books cash, U.S. government securities or other high-grade debt securities in an amount equal to the payment obligation under the roll.

     These  transactions have risks.  During the period between the sale and the repurchase,  the Fund will not be entitled  to receive  interest  and  principal payments on the  securities  that have been sold. It is possible that the market value of the  securities the Fund sells may decline below the price at which the
Fund is obligated to repurchase securities.

     |X| Borrowing for  Leverage.  The Fund may not borrow money,  except to the extent  permitted  under the  Investment  Company Act, the rules or  regulations thereunder  or any exemption  therefrom  that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted  from time to time.
Borrowing may entail "leverage," and may be a speculative  investment  strategy.
Any borrowing will be made only from banks and,  pursuant to the requirements of the  Investment  Company Act,  will be made only to the extent that the value of the Fund's assets,  less its liabilities  other than borrowings,  is equal to at least 300% of all borrowings  including the proposed borrowing.  If the value of the Fund's assets fails to meet this 300% asset coverage  requirement,  the Fund will reduce its bank debt within three days to meet the  requirement.  To do so, the Fund might have to sell a portion of its  investments  at a  disadvantageous time.

     The Fund will pay interest on these loans,  and that interest  expense will raise the  overall  expenses  of the Fund and  reduce  its  returns.  If it does borrow,  its expenses will be greater than  comparable  funds that do not borrow for leverage. Additionally, the Fund's net asset value per share might fluctuate more  than  that of funds  that do not  borrow.  Currently,  the  Fund  does not contemplate using this technique in the next year but if it does so, it will not likely be to a substantial degree.

     |X| Derivatives. The Fund can invest in a variety of derivative investments to seek income or for hedging purposes. Some derivative investments the Fund can use are the hedging instruments  described below in this SAI. However,  the Fund does not use, and does not currently  contemplate using,  derivatives or hedging instruments  to a significant  degree in the coming year and it is not obligated to use them in seeking its objective.

     Some  of  the  derivative  investments  the  Fund  can  use  include  "debt exchangeable for common stock" of an issuer or  "equity-linked  debt securities"
of an issuer.  At maturity,  the debt  security is exchanged for common stock of the  issuer or it is  payable  in an amount  based on the price of the  issuer's common stock at the time of maturity.  Both alternatives present a risk that the amount  payable at maturity will be less than the  principal  amount of the debt because  the  price of the  issuer's  common  stock  might not be as high as the
Manager expected.

     Other derivative  investments the Fund can invest in include "index-linked"
notes.  Principal and interest payments on these notes depend on the performance of an underlying index.  Currency-indexed  securities are another derivative the
Fund may use. Typically these are short- or  intermediate-term  debt securities.
Their value at maturity or the rates at which they pay income are  determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements.  This type of index security offers the potential for increased income or principal  payments but at a greater  risk of loss than a typical  debt  security of the same  maturity and credit quality.

     |X| Hedging.  Although the Fund does not  anticipate  the  extensive use of hedging instruments,  the Fund can use hedging instruments.  It is not obligated to use them in seeking its objective.  To attempt to protect against declines in the  market  value  of the  Fund's  portfolio,  to  permit  the  Fund to  retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund could:

     o sell futures contracts,

     o buy puts on such futures or on securities, or

     o write covered  calls on securities or futures.  Covered calls may also be used to increase  the Fund's  income,  but the Manager does not expect to engage extensively in that practice.

     The Fund can use hedging to establish a position in the  securities  market as a temporary substitute for purchasing particular securities. In that case the
Fund would  normally seek to purchase the  securities  and then  terminate  that hedging  position.  The Fund  might  also use this type of hedge to  attempt  to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Fund could:

     o buy futures, or

     o buy calls on such futures or on securities.

     The Fund's  strategy of hedging with futures and options on futures will be incidental  to  the  Fund's  activities  in  the  underlying  cash  market.  The particular  hedging  instruments the Fund can use are described  below. The Fund may employ new hedging  instruments and strategies  when they are developed,  if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

     o Futures.  The Fund can buy and sell futures  contracts that relate to (1)
broadly-based  stock indices  (these are referred to as "stock index  futures"),
(2) an individual  stock ("single stock  futures"),  (3) bond indices (these are referred to as "bond index futures"), (4) debt securities (these are referred to as "interest rate futures"),  and (5) foreign  currencies (these are referred to as "forward contracts").

     A  broadly-based  stock index is used as the basis for trading  stock index futures.  They may in some cases be based on stocks of  issuers in a  particular industry or group of industries.  A stock index assigns  relative  values to the common stocks included in the index and its value  fluctuates in response to the changes in value of the underlying  stocks. A stock index cannot be purchased or sold  directly.  Bond index  futures are similar  contracts  based on the future value of the basket of  securities  that  comprise  the index.  These  contracts obligate the seller to deliver,  and the  purchaser to take,  cash to settle the futures transaction.  There is no delivery made of the underlying  securities to settle the futures  obligation.  Either party may also settle the transaction by entering into an offsetting contract.

     An interest rate future  obligates the seller to deliver (and the purchaser to take)  cash or a  specified  type of debt  security  to  settle  the  futures transaction.  Either party could also enter into an offsetting contract to close out the  position.  Similarly,  a single  stock future  obligates  the seller to deliver  (and the  purchaser  to take) cash or a  specified  equity  security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

     No payment is paid or  received  by the Fund on the  purchase  or sale of a future. Upon entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment with the futures  commission  merchant  (the
"futures  broker").  Initial  margin  payments will be deposited with the Fund's custodian bank in an account  registered in the futures broker's name.  However, the  futures  broker  can gain  access  to that  account  only  under  specified conditions.  As the future is marked to market (that is, its value on the Fund's books is  changed) to reflect  changes in its market  value,  subsequent  margin payments,  called  variation  margin,  will be paid to or by the futures  broker daily.

     At any time prior to expiration of the future,  the Fund may elect to close out  its  position  by  taking  an  opposite  position,  at  which  time a final determination  of variation  margin is made and any additional cash must be paid by or released to the Fund.  Any loss or gain on the future is then  realized by the Fund for tax purposes.  All futures  transactions (except forward contracts)
are effected  through a clearinghouse  associated with the exchange on which the contracts are traded.

     o Put and Call  Options.  The Fund  can buy and sell  certain  kinds of put options  ("puts")  and  call  options  ("calls").  The  Fund  can buy  and  sell exchange-traded  and  over-the-counter  put and call  options,  including  index options, securities options, currency options,  commodities options, and options on the other types of futures described above.

     o Writing Covered Call Options.  The Fund can write (that is, sell) covered calls. If the Fund sells a call option, it must be covered.  That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls,  the call may be covered by liquid assets  identified on the Fund's  books to enable the Fund to satisfy its  obligations  if the call is exercised. Up to 25% of the Fund's total assets may be subject to calls the Fund writes.

     When the Fund writes a call on a security,  it receives  cash (a  premium).
The  Fund  agrees  to  sell  the  underlying   security  to  a  purchaser  of  a
corresponding  call on the  same  security  during  the call  period  at a fixed exercise price  regardless of market price changes  during the call period.  The call period is usually not more than nine months.  The exercise price may differ from the market price of the underlying security.  The Fund has the risk of loss that the price of the  underlying  security may decline  during the call period.
That risk may be offset to some extent by the premium the Fund receives.  If the value of the  investment  does not rise above the call price,  it is likely that the call will lapse without being  exercised.  In that case, the Fund would keep the cash premium and the investment.

     When the Fund writes a call on an index,  it receives cash (a premium).  If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the  difference  between the closing  price of the call and the exercise  price, multiplied by a specified  multiple that  determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price,  it is likely that the call will lapse  without being exercised. In that case, the Fund would keep the cash premium.

     The  Fund's  custodian  bank,  or a  securities  depository  acting for the custodian bank,  will act as the Fund's escrow agent,  through the facilities of the Options  Clearing  Corporation  ("OCC"),  as to the investments on which the
Fund has written  calls  traded on exchanges  or as to other  acceptable  escrow securities.  In that way, no margin will be required for such transactions.  OCC will release the  securities  on the  expiration  of the option or when the Fund enters into a closing transaction.

     When the Fund writes an over-the-counter ("OTC") option, it will enter into an  arrangement  with a primary  U.S.  government  securities  dealer which will establish  a formula  price at which the Fund  will have the  absolute  right to repurchase  that OTC option.  The  formula  price will  generally  be based on a multiple of the premium  received  for the option,  plus the amount by which the option is exercisable  below the market price of the  underlying  security (that is, the option is "in the money").  When the Fund writes an OTC option,  it will treat  as  illiquid  (for  purposes  of  its  restriction  on  holding  illiquid securities)  the  mark-to-market  value of any OTC  option it holds,  unless the option is subject to a buy-back agreement by the executing broker.

     To terminate its obligation on a call it has written, the Fund may purchase a corresponding  call in a "closing  purchase  transaction."  The Fund will then realize a profit or loss,  depending  upon  whether the net of the amount of the option  transaction costs and the premium received on the call the Fund wrote is more or less  than the  price of the call the Fund  purchases  to close  out the transaction.  The Fund may  realize  a profit if the call  expires  unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal  income tax  purposes,  as are the  premiums on lapsed  calls.  When distributed by the Fund they are taxable as ordinary income.  If the Fund cannot effect a closing purchase  transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

     The Fund may also  write  calls on a futures  contract  without  owning the futures contract or securities  deliverable under the contract. To do so, at the time the call is  written,  the  Fund  must  cover  the call by  identifying  an equivalent  dollar amount of liquid  assets on the Fund's  books.  The Fund will identify  additional  liquid  assets  on the  Fund's  books if the  value of the identified  assets drops below 100% of the current value of the future.  Because of this identification requirement, in no circumstances would the Fund's receipt of an exercise  notice as to that  future  require the Fund to deliver a futures contract.  It would simply put the Fund in a short  futures  position,  which is permitted by the Fund's hedging policies.

     o Writing  Put  Options.  The Fund can sell put  options.  A put  option on securities  gives the purchaser the right to sell, and the writer the obligation to buy,  the  underlying  investment  at the  exercise  price  during the option period.  The Fund  will not write  puts if,  as a  result,  more than 50% of the
Fund's net assets  would be required  to be  identified  on the Fund's  books to cover such put options.

     If the  Fund  writes  a put,  the put  must be  covered  by  liquid  assets identified on the Fund's books. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying  investment  remains equal to or above the exercise price of the put. However,  the Fund also assumes the obligation  during the option period to buy the underlying  investment  from the buyer of the put at the exercise price,  even if the value of the investment falls  below  the  exercise  price.  If a  put  the  Fund  has  written  expires unexercised,  the Fund  realizes  a gain in the amount of the  premium  less the transaction costs incurred.  If the put is exercised,  the Fund must fulfill its obligation to purchase the  underlying  investment at the exercise  price.  That price will usually  exceed the market value of the  investment  at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium  received  minus the sum of the exercise  price and any  transaction costs the Fund incurred.

     When writing a put option on a security,  to secure its  obligation  to pay for the  underlying  security the Fund will identify  liquid assets with a value equal to or greater than the exercise  price of the underlying  securities.  The
Fund therefore  forgoes the  opportunity  of investing the identified  assets or writing calls against those assets.

     As long as the Fund's  obligation  as the put writer  continues,  it may be assigned an exercise notice by the broker-dealer through which the put was sold.
That notice will require the Fund to take  delivery of the  underlying  security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put.
That obligation terminates upon expiration of the put. It may also terminate if, before it receives  an  exercise  notice,  the Fund  effects a closing  purchase transaction by purchasing a put of the same series as it sold. Once the Fund has
been  assigned  an  exercise  notice,   it  cannot  effect  a  closing  purchase
transaction.

     The Fund may decide to effect a closing  purchase  transaction to realize a profit on an outstanding  put option it has written or to prevent the underlying security  from being put.  Effecting a closing  purchase  transaction  will also permit  the Fund to write  another  put option on the  security,  or to sell the security and use the proceeds from the sale for other investments. The Fund will realize  a profit  or loss  from a closing  purchase  transaction  depending  on whether the cost of the  transaction  is less or more than the premium  received from  writing  the put option.  Any profits  from  writing  puts are  considered short-term  capital gains for federal tax purposes,  and when distributed by the
Fund, are taxable as ordinary income.

     o Purchasing Calls and Puts. The Fund can purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the  securities  market.  When the  Fund  buys a call  (other  than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying  investment from a seller of a corresponding call on the same investment  during the call period at a fixed exercise price.  The Fund benefits only if it sells the call at a profit or if, during the call period,  the market price of the  underlying  investment is above the sum of the call price plus the transaction  costs and the premium paid for the call and the Fund  exercises the call.  If the Fund does not  exercise  the call or sell it  (whether or not at a profit), the call will become worthless at its expiration date. In that case the
Fund will have paid the premium but lost the right to  purchase  the  underlying investment.

     The Fund can buy puts whether or not it holds the underlying  investment in its portfolio.  When the Fund purchases a put, it pays a premium and,  except as to puts on indices, has the right to sell the underlying  investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.  Buying a put on  securities or futures the Fund owns enables the Fund to attempt to protect  itself during the put period  against a decline in the value of the underlying  investment below the exercise price by selling the underlying investment  at the  exercise  price to a seller of a  corresponding  put. If the market  price of the  underlying  investment  is equal to or above the  exercise price and, as a result,  the put is not exercised or resold, the put will become worthless  at its  expiration  date.  In that  case the Fund  will have paid the premium but lost the right to sell the underlying investment.  However, the Fund may  sell  the put  prior to its  expiration.  That  sale may or may not be at a profit.

     Buying a put on an  investment  the Fund  does not own (such as an index or future)  permits the Fund to resell the put or to buy the underlying  investment and sell it at the exercise  price.  The resale price will vary inversely to the price of the  underlying  investment.  If the  market  price  of the  underlying investment  is  above  the  exercise  price  and,  as a  result,  the put is not exercised, the put will become worthless on its expiration date.

     When the Fund  purchases  a call or put on an  index or  future,  it pays a premium,  but  settlement  is in cash rather than by delivery of the  underlying investment to the Fund. Gain or loss depends on changes in the index in question
(and thus on price movements in the securities  market generally) rather than on price movements in individual securities or futures contracts.

     The Fund may buy a call or put only if,  after the  purchase,  the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

     o Buying and Selling  Options on Foreign  Currencies.  The Fund can buy and
sell  calls and puts on foreign  currencies.  They  include  puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major  recognized  dealers in such options.  The Fund could use these calls and puts to try to protect  against  declines in the dollar value of foreign  securities  and increases in the dollar cost of foreign  securities the
Fund wants to acquire.

     If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated,  the increased cost of those securities may be partially  offset by purchasing  calls or writing puts on that foreign currency.  If the Manager anticipates a decline in the dollar value of a foreign  currency,  the  decline in the  dollar  value of  portfolio  securities denominated  in that  currency  might be  partially  offset by writing  calls or purchasing  puts on that foreign  currency.  However,  the currency  rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium  payments and transaction  costs without a corresponding benefit.

     A call the Fund writes on a foreign  currency is "covered" if the Fund owns the  underlying  foreign  currency  covered by the call or has an  absolute  and immediate  right to  acquire  that  foreign  currency  without  additional  cash consideration (or it can do so for additional cash  consideration  identified on its books) upon  conversion  or exchange of other  foreign  currency held in its portfolio.

     The Fund  could  write a call on a  foreign  currency  to  provide  a hedge against a decline in the U.S.  dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option.  That decline might be one that occurs due to an expected adverse change in the exchange  rate.  This is known as a  "cross-hedging"  strategy.  In those circumstances, the Fund covers the option by identifying on its books cash, U.S.
government  securities  or other  liquid  securities  in an amount  equal to the exercise price of the option.

     o Risks of Hedging with Options and Futures. The use of hedging instruments requires  special  skills  and  knowledge  of  investment  techniques  that  are different than what is required for normal portfolio management.  If the Manager uses a  hedging  instrument  at the  wrong  time  or  judges  market  conditions incorrectly,  hedging  strategies may reduce the Fund's  return.  The Fund could also experience  losses if the prices of its futures and options  positions were not correlated with its other investments.

     The Fund's option  activities could affect its portfolio  turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the
Fund to sell related  portfolio  securities,  thus increasing its turnover rate.
The exercise by the Fund of puts on securities will cause the sale of underlying investments,  increasing  portfolio  turnover.  Although the decision whether to exercise a put it holds is within the Fund's control,  holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

     The Fund could pay a brokerage  commission each time it buys a call or put, sells a call or put, or buys or sells an  underlying  investment  in  connection with the  exercise  of a call or put.  Those  commissions  could be  higher on a relative  basis  than  the  commissions  for  direct  purchases  or sales of the underlying  investments.  Premiums paid for options are small in relation to the market value of the underlying investments.  Consequently,  put and call options offer large  amounts of  leverage.  The  leverage  offered by trading in options could  result in the Fund's net asset value being more  sensitive  to changes in the value of the underlying investment.

     If a covered call written by the Fund is  exercised on an  investment  that has increased in value,  the Fund will be required to sell the investment at the call  price.  It will not be able to realize  any profit if the  investment  has increased in value above the call price.

     An  option  position  may be  closed  out  only on a market  that  provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular  option.  The Fund might experience  losses if it could not close out a position  because of an  illiquid market  for the  future or  option.  There is a risk in using  short  hedging by selling  futures  or  purchasing  puts on  broadly-based  indices  or futures to attempt  to  protect  against  declines  in the  value of the  Fund's  portfolio securities.  The risk is that the prices of the futures or the applicable  index will  correlate  imperfectly  with the behavior of the cash prices of the Fund's securities.  For  example,  it is possible  that while the Fund has used hedging instruments  in a short  hedge,  the market  might  advance and the value of the securities  held in the Fund's  portfolio might decline.  If that occurred,  the
Fund would lose money on the hedging  instruments  and also experience a decline in the value of its portfolio securities.  However, while this could occur for a very  brief  period  or to a  very  small  degree,  over  time  the  value  of a diversified  portfolio of securities  will tend to move in the same direction as the indices upon which the hedging instruments are based.

     The risk of  imperfect  correlation  increases  as the  composition  of the
Fund's portfolio diverges from the securities  included in the applicable index.
To  compensate  for the imperfect  correlation  of movements in the price of the portfolio  securities  being  hedged and  movements  in the price of the hedging instruments,  the Fund may use hedging  instruments  in a greater  dollar amount than the dollar amount of portfolio  securities being hedged.  It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

     The ordinary  spreads  between  prices in the cash and futures  markets are subject to  distortions,  due to  differences  in the  nature of those  markets.
First,  all participants in the futures market are subject to margin deposit and
maintenance   requirements.   Rather  than  meeting  additional  margin  deposit
requirements,   investors  may  close  futures  contracts   through   offsetting
transactions  which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity  of the  futures  market  depends  on participants entering into offsetting  transactions rather than making or taking delivery. To the extent participants decide to make or take delivery,  liquidity in the futures market could be reduced, thus producing  distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

     The Fund  can use  hedging  instruments  to  establish  a  position  in the securities  markets as a temporary  substitute  for the  purchase of  individual securities  (long  hedging)  by buying  futures  and/or  calls on such  futures, broadly-based  indices or on securities.  It is possible that when the Fund does so the  market  might  decline.  If the Fund  then  concludes  not to  invest in securities  because of concerns  that the market  might  decline  further or for other reasons,  the Fund will realize a loss on the hedging  instruments that is not offset by a reduction in the price of the securities purchased.

     o Forward  Contracts.  Forward  contracts  are  foreign  currency  exchange contracts.  They are used to buy or sell foreign currency for future delivery at a fixed  price.  The Fund  uses  them to "lock  in" the U.S.  dollar  price of a security  denominated in a foreign currency that the Fund has bought or sold, or to protect  against  possible  losses from changes in the relative values of the
U.S.  dollar and a foreign  currency.  The Fund  limits its  exposure in foreign currency  exchange  contracts in a particular  foreign currency to the amount of its assets denominated in that currency or a  closely-correlated  currency.  The
Fund may also use  "cross-hedging"  where the Fund  hedges  against  changes  in currencies other than the currency in which a security it holds is denominated.

     Under a forward contract,  one party agrees to purchase,  and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the  contract  agreed upon by the  parties.  The transaction  price  is set at the time  the  contract  is  entered  into.  These contracts are traded in the inter-bank market conducted  directly among currency traders (usually large commercial banks) and their customers.

     The Fund may use forward  contracts to protect  against  uncertainty in the level of future exchange rates. The use of forward  contracts does not eliminate the risk of  fluctuations  in the prices of the  underlying  securities the Fund owns or intends  to  acquire,  but it does fix a rate of  exchange  in  advance.
Although  forward  contracts  may  reduce the risk of loss from a decline in the value of the hedged currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

     When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign  currency,  or when it anticipates  receiving  dividend payments in a foreign  currency,  the Fund might  desire to  "lock-in"  the U.S.
dollar  price of the  security or the U.S.  dollar  equivalent  of the  dividend payments.  To do so,  the Fund  could  enter  into a  forward  contract  for the purchase or sale of the amount of foreign  currency  involved in the  underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency.
This is called a  "transaction  hedge." The  transaction  hedge will protect the
Fund against a loss from an adverse change in the currency exchange rates during the period  between the date on which the  security is  purchased  or sold or on which the payment is  declared,  and the date on which the  payments are made or received.

     The Fund could also use forward  contracts to lock in the U.S. dollar value of  portfolio  positions.  This is  called  a  "position  hedge."  When the Fund believes that foreign  currency might suffer a substantial  decline  against the
U.S.  dollar,  it could enter into a forward  contract to sell an amount of that foreign currency  approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency. When the Fund believes that the
U.S. dollar might suffer a substantial  decline against a foreign  currency,  it could enter into a forward  contract to buy that  foreign  currency  for a fixed dollar amount.  Alternatively,  the Fund could enter into a forward  contract to sell a different  foreign  currency for a fixed U.S.  dollar  amount if the Fund believes that the U.S. dollar value of the foreign  currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated.
That is referred to as a "cross hedge."

     The Fund will cover its short  positions in these cases by  identifying  on its books  liquid  assets  having a value equal to the  aggregate  amount of the
Fund's commitment under forward contracts.  The Fund will not enter into forward contracts or maintain a net exposure to such  contracts if the  consummation  of the contracts  would obligate the Fund to deliver an amount of foreign  currency in  excess of the  value of the  Fund's  portfolio  securities  or other  assets denominated  in that  currency  or another  currency  that is the subject of the hedge.

     However,  to avoid excess  transactions and transaction costs, the Fund may maintain  a net  exposure  to  forward  contracts  in excess of the value of the
Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency.
The cover must be at least equal at all times to the amount of that  excess.  As one  alternative,  the Fund may  purchase a call option  permitting  the Fund to purchase the amount of foreign  currency being hedged by a forward sale contract at a price no higher than the forward  contract price.  As another  alternative, the Fund may  purchase  a put option  permitting  the Fund to sell the amount of foreign currency  subject to a forward  purchase  contract at a price as high or higher than the forward contact price.

     The precise  matching of the amounts under forward  contracts and the value of the securities  involved  generally  will not be possible  because the future value  of  securities  denominated  in  foreign  currencies  will  change  as  a consequence of market movements between the date the forward contract is entered into and the date it is sold.  In some cases,  the Manager  might decide to sell the  security  and  deliver  foreign  currency to settle the  original  purchase obligation.  If the  market  value of the  security  is less than the  amount of foreign  currency  the Fund is  obligated  to  deliver,  the Fund  might have to purchase  additional  foreign  currency on the "spot"  (that is, cash) market to settle the security trade.  If the market value of the security  instead exceeds the amount of foreign  currency  the Fund is  obligated to deliver to settle the trade,  the Fund  might  have to sell on the  spot  market  some of the  foreign currency  received  upon  the sale of the  security.  There  will be  additional transaction costs on the spot market in those cases.

     The  projection  of  short-term  currency  market  movements  is  extremely difficult,  and the  successful  execution of a short-term  hedging  strategy is highly uncertain.  Forward contracts involve the risk that anticipated  currency movements will not be accurately  predicted,  causing the Fund to sustain losses on these contracts and to pay additional  transactions costs. The use of forward contracts  in this  manner  might  reduce  the Fund's  performance  if there are unanticipated  changes in currency  prices to a greater  degree than if the Fund had not entered into such contracts.

     At or before the maturity of a forward contract  requiring the Fund to sell a currency,  the Fund might sell a portfolio  security and use the sale proceeds to make delivery of the currency.  In the  alternative the Fund might retain the security  and offset its  contractual  obligation  to deliver  the  currency  by purchasing a second contract.  Under that contract the Fund will obtain,  on the same  maturity  date,  the same amount of the  currency  that it is obligated to deliver.  Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same  amount of the same  currency  on the  maturity  date of the first contract.  The Fund would  realize a gain or loss as a result of  entering  into such an offsetting forward contract under either circumstance.  The gain or loss will  depend on the  extent  to which the  exchange  rate or rates  between  the currencies  involved moved between the execution dates of the first contract and offsetting contract.

     The costs to the Fund of engaging in forward  contracts varies with factors such as the  currencies  involved,  the  length of the  contract  period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal  basis,  no  brokerage  fees or  commissions  are  involved.
Because these  contracts  are not traded on an exchange,  the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

     Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign  currencies into U.S. dollars on a daily basis.  The Fund may convert foreign  currency from time to time, and will incur  costs in doing  so.  Foreign  exchange  dealers  do not  charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various  currencies.  Thus, a dealer might offer to sell a foreign  currency  to the Fund at one  rate,  while  offering  a lesser  rate of  exchange  if the Fund  desires to resell  that  currency to the dealer.

     o Interest  Rate Swap  Transactions.  The Fund can enter into interest rate swap  agreements.  In an interest rate swap, the Fund and another party exchange their right to receive or their  obligation  to pay interest on a security.  For example,  they might swap the right to receive  floating rate payments for fixed rate  payments.  The Fund can enter into swaps only on securities  that it owns.
The Fund will not enter into  swaps  with  respect to more than 25% of its total assets.  Also, the Fund will identify liquid assets on the Fund's books to cover any  amounts it could owe under  swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

     Swap agreements  entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the  Fund  under a swap  agreement  will be  greater  than  the  payments  it received.  Credit risk arises from the possibility  that the  counterparty  will default. If the counterparty  defaults,  the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received.  The
Manager  will  monitor  the  creditworthiness  of  counterparties  to the Fund's interest rate swap transactions on an ongoing basis.

     The Fund can  enter  into swap  transactions  with  certain  counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty shall be regarded as parts of an integral  agreement.  If amounts are payable on a  particular  date in the same currency in respect of one or more swap transactions, the amount payable on that date in that  currency  shall be the net amount.  In  addition,  the master netting  agreement  may provide that if one party  defaults  generally or on one swap,  the  counterparty  can terminate all of the swaps with that party.  Under these  agreements,  if a default results in a loss to one party,  the measure of that  party's  damages is  calculated  by  reference  to the  average  cost of a replacement  swap for each swap. It is measured by the  mark-to-market  value at the time of the  termination of each swap. The gains and losses on all swaps are then netted, and the result is the  counterparty's  gain or loss on termination.
The  termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

     o Swaption  Transactions.  The Fund may enter into a swaption  transaction, which is a  contract  that  grants  the  holder,  in return  for  payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest  rate swap at a preset rate within a specified  period of time,  with the writer of the contract.  The writer of the contract  receives the premium and bears the risk of unfavorable  changes in the preset rate on the
underlying  interest  rate  swap.  Unrealized   gains/losses  on  swaptions  are
reflected  in  investment  assets  and  investment  liabilities  in  the  Fund's statement of financial condition.

     o Regulatory Aspects of Hedging Instruments.  The Commodity Futures Trading
Commission (the "CFTC")  recently  eliminated  limitations on futures trading by
certain  regulated  entities  including  registered   investment  companies  and
consequently  registered  investment  companies may engage in unlimited  futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator.  The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity  Exchange Act
(CEA").  The Fund may use  futures  and  options  for  hedging  and  non-hedging purposes to the extent consistent with its investment  objective,  internal risk management  guidelines  adopted by the Manager (as they may be amended from time to time), and as otherwise set forth in the Fund's prospectus or this SAI.

     Transactions in options by the Fund are subject to limitations  established by the option exchanges.  The exchanges limit the maximum number of options that may be  written or held by a single  investor  or group of  investors  acting in concert.  Those limits apply  regardless  of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities,  including other investment  companies having the same  Advisor as the Fund (or an Advisor  that is an affiliate of the Fund's
Advisor). The exchanges also impose position limits on futures transactions.  An exchange  may order the  liquidation  of  positions  found to be in violation of those limits and may impose certain other sanctions.

     Under  interpretations  of staff  members of the SEC  regarding  applicable provisions of the Investment  Company Act, when the Fund purchases a future,  it must  segregate cash or readily  marketable  short-term  debt  instruments in an amount  equal to the  purchase  price of the  future,  less the  margin  deposit applicable to it.

     o Tax Aspects of Certain  Hedging  Instruments.  Certain  foreign  currency exchange  contracts  in which the Fund may invest are treated as  "Section  1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are  characterized as 60% long-term and 40% short-term capital  gains or losses  under the Code.  However,  foreign  currency  gains or losses arising from Section 1256 contracts that are forward contracts  generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the  Fund  at the  end of  each  taxable  year  are  "marked-to-market,"  and unrealized  gains or losses are  treated  as though  they were  realized.  These contracts also may be  marked-to-market  for purposes of determining  the excise tax applicable to investment company  distributions and for other purposes under rules prescribed  pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

     Certain  forward  contracts the Fund enters into may result in  "straddles"
for federal income tax purposes. The straddle rules may affect the character and timing  of gains  (or  losses)  recognized  by the Fund on  straddle  positions.
Generally,  a loss  sustained  on the  disposition  of a  position  making  up a straddle is allowed  only to the extent that the loss  exceeds any  unrecognized gain in the  offsetting  positions  making up the straddle.  Disallowed  loss is generally  allowed  at the  point  where  there is no  unrecognized  gain in the offsetting  positions  making up the  straddle,  or the  offsetting  position is disposed of.

     Under the Internal  Revenue Code, the following gains or losses are treated as ordinary income or loss:

     1. gains or losses  attributable  to  fluctuations  in exchange  rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the
Fund actually collects such receivables or pays such liabilities, and

     2. gains or losses  attributable  to fluctuations in the value of a foreign currency  between the date of  acquisition  of a debt security  denominated in a foreign  currency  or  foreign  currency  forward  contracts  and  the  date  of disposition.

     Currency  gains and losses are offset  against  market  gains and losses on each  trade  before  determining  a net  "Section  988"  gain or loss  under the
Internal Revenue Code for that trade,  which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

     |X| Temporary Defensive and Interim Investments.  When market,  economic or political  conditions  are  unstable,  or the Manager  believes it is  otherwise appropriate  to reduce  holdings in stocks,  the Fund can invest in a variety of debt  securities  for  defensive  purposes.  The Fund can  also  purchase  these securities  for liquidity  purposes to meet cash needs due to the  redemption of
Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Fund can buy:

     o  obligations  issued  or  guaranteed  by  the  U.  S.  government  or its instrumentalities or agencies,

     o commercial paper (short-term,  unsecured, promissory notes of domestic or foreign  companies)  rated in the three top rating  categories  of a  nationally recognized rating organization,

     o short-term debt obligations of corporate issuers,  rated investment grade
(rated  at least  Baa by  Moody's  Investors  Service,  Inc.  or at least BBB by
Standard  &  Poor's  Corporation,  or a comparable  rating by another rating organization),  or unrated securities judged by the Manager to have a comparable quality to rated securities in those categories,

     o certificates of deposit and bankers'  acceptances of domestic and foreign banks having total assets in excess of $1 billion, and

     o repurchase agreements.

     Short-term debt securities would normally be selected for defensive or cash management  purposes  because they can normally be disposed of quickly,  are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

     |X| Investment in Other Investment  Companies.  The Fund can also invest in the securities of other investment companies,  which can include open-end funds, closed-end funds and unit investment trusts,  subject to the limits set forth in the  Investment  Company Act that apply to those types of  investments,  and the following  additional  limitation:  the Fund cannot invest in the  securities of other registered  investment  companies or registered unit investment  trusts in reliance  on  sub-paragraph  (F) or (G) of section  12(d)(1)  of the  Investment
Company  Act (See  "Does  the Fund  Have  Additional  Restrictions  That Are Not
"Fundamental"   Policies?"  below).   For  example,   the  Fund  can  invest  in
Exchange-Traded  Funds,  which are typically  open-end funds or unit  investment trusts,  listed on a stock  exchange.  The Fund  might do so as a way of gaining exposure to the segments of the equity or  fixed-income  markets  represented by the Exchange-Traded Funds' portfolio,  at times when the Fund may not be able to buy those portfolio securities directly.

     Investing  in  another  investment  company  may  involve  the  payment  of substantial  premiums  above the value of such  investment  company's  portfolio securities and is subject to limitations  under the Investment  Company Act. The
Fund does not intend to invest in other investment  companies unless the Manager believes that the potential  benefits of the  investment  justify the payment of any premiums or sales charges.  As a shareholder of an investment  company,  the
Fund  would  be  subject  to its  ratable  share  of that  investment  company's expenses, including its advisory and administration expenses.

     |X| Loans of Portfolio  Securities.  To raise cash for liquidity  purposes, the Fund can lend its portfolio  securities to brokers,  dealers and other types of financial institutions approved by the Fund's Board of Trustees.  These loans are limited to no more than 25% of the value of the Fund's total assets.

     There are some risks in connection with securities lending.  The Fund might experience a delay in receiving  additional  collateral  to secure a loan,  or a delay in recovery of the loaned  securities if the borrower  defaults.  The Fund must  receive  collateral  for  a  loan.  Under  current  applicable  regulatory requirements  (which  are  subject to  change),  on each  business  day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash,  bank letters of credit,  securities of the U.S.  Government or its agencies or  instrumentalities,  or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as collateral,  letters of credit must obligate a bank to pay  amounts  demanded  by the Fund if the  demand  meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

     When it lends securities,  the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities  used as  collateral,  and (c) interest on any short-term debt securities purchased with such loan collateral.  Either type of interest may be shared with the  borrower.  The Fund may also pay  reasonable finder's,  custodian and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable  tests under the Internal Revenue
Code and must  permit  the Fund to  reacquire  loaned  securities  on five days'
notice or in time to vote on any important matter.

     Other Investment Restrictions

     |X|  What  Are  "Fundamental  Policies?"  Fundamental  policies  are  those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's  outstanding  voting  securities.
Under the  Investment  Company Act, a "majority"  vote is defined as the vote of the holders of the lesser of:

     o 67%  or  more  of  the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or

     o more than 50% of the outstanding shares.

     The Fund's investment objective is a non-fundamental policy. Other policies described  in the  Prospectus  or this  SAI are  "fundamental"  only if they are identified  as such.  The Fund's  Board of Trustees  can change  non-fundamental
policies  without  shareholder   approval.   However,   significant  changes  to
investment  policies  will  be  described  in  supplements  or  updates  to  the
Prospectus or this SAI, as appropriate. The Fund's principal investment policies are described in the Prospectus.

     |X| What Are the Fund's  Additional  Fundamental  Policies?  The  following investment restrictions are fundamental policies of the Fund.

     o The Fund may not borrow money,  except to the extent  permitted under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

     o The Fund cannot buy securities or other instruments  issued or guaranteed by any one  issuer if more  than 5% of its total  assets  would be  invested  in securities or other instruments of that issuer or if it would then own more than
10% of that issuer's voting  securities.  That limitation  applies to 75% of the
Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

     o The Fund  cannot  make loans,  except to the extent  permitted  under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

     o The Fund  cannot  invest  more  than 25% of its  total  assets in any one industry or group of related industries. That limit does not apply to securities
issued   or   guaranteed   by  the  U.S.   government   or  its   agencies   and
instrumentalities or securities issued by investment companies.

     o The Fund cannot invest in real estate,  physical commodities or commodity contracts,  except to the extent permitted under the Investment Company Act, the rules and regulations  thereunder or any exemption  therefrom,  as such statute, rules or regulations may be amended or interpreted from time to time.

     o The Fund cannot  underwrite  securities of other  companies.  A permitted exception is in case it is deemed to be an underwriter  under the Securities Act of 1933 when reselling any securities held in its own portfolio.

     o The Fund cannot issue senior  securities,  except to the extent permitted under the Investment  Company Act, the rules and  regulations  thereunder or any exemption  therefrom,  as such statute,  rules or regulations  may be amended or interpreted from time to time.

     Currently,  under the Investment  Company Act, and the  Oppenheimer  funds'
exemptive order, a fund may borrow only from banks and/or affiliated  investment companies in an amount up to one-third of its total assets (including the amount borrowed less all liabilities and  indebtedness  other than  borrowing),  except that a fund may borrow up to 5% of its total assets for temporary  purposes from any person. Under the Investment Company Act, there is a rebuttable  presumption that a loan is  temporary  if it is repaid  within 60 days and not  extended  or renewed.  Also,  presently under the Investment Company Act, a fund may lend its portfolio  securities  in an amount not to exceed 33 1/3 percent of the value of its total assets.  The Investment Company Act also requires each registered fund to adopt a  fundamental  policy  regarding  investments  in real  estate  and/or commodities.  To the extent that a Fund has  restrictions on or not permitted to invest in real estate, real estate related securities and/or  commodities,  that information  is  set  out  in  the  investment  restrictions  in  this  section.
Presently, under the Investment Company Act a registered mutual fund cannot make any commitment as an  underwriter,  if immediately  thereafter the amount of its outstanding  underwriting  commitments,  plus the  value of its  investments  in securities of issuers  (other than  investment  companies) of which it owns more than ten  percent of the  outstanding  voting  securities,  exceeds  twenty-five percent of the value of the fund's  total  assets,  except to the extent  that a fund may be considered an  underwriter  within the meaning of the Securities Act when reselling securities held in its own portfolio.

     |X| Does the Fund Have Additional  Restrictions  That Are Not "Fundamental"
Policies?  The Fund has  additional  operating  policies which are stated below, that are not  "fundamental,"  and which can be changed by the Board of  Trustees without shareholder approval.

     o  The  Fund  cannot  sell   securities   short   except  in  "short  sales
against-the-box."  However, the Fund does not engage in this type of transaction at all because of changes in applicable tax laws.

     o The Fund cannot invest in the securities of other  registered  investment companies or registered unit investment  trusts in reliance on sub-paragraph (F)
or (G) of section 12(d)(1) of the Investment Company Act. Section 12(d)(1)(A) of
the  Investment  Company  Act  restricts,   among  other  things,  a  registered
investment  company and any company  controlled by such  investment  company (an
"acquiring  fund") from  investing in another  investment  company (an "acquired fund") if, after the  acquisition,  the acquiring  fund owns more than 3% of the acquired  fund's  voting  stock;  the acquired  fund's  shares  exceed 5% of the acquiring  fund's total assets;  or the aggregate  value of acquired fund assets owned by the acquiring fund exceeds 10% of the acquiring fund's total assets.

     Section  12(d)(1)(F) of the Investment Company Act provides an exception to the 5% and 10%  limitations  so long as any sales load imposed by the  acquiring fund is not more than 1.5% or does not exceeds the limits applicable to funds of funds under FINRA Conduct Rule 2830. Section  12(d)(1)(G)  provides an exemption if both  the  acquiring  and  acquired  funds  are  part of a group  of  related investment  companies (an "investment  group"); the acquired funds do not invest in other  investment  companies in reliance on sections  12(d)(1)(F) or (G); and
the  acquiring  funds  investments  are limited to:  shares of other  registered open-end  investment  companies or registered unit investment trusts in the same investment group, securities of non-registered  investment companies in the same investment  group  that do not  exceed  the 3%,  5% and 10%  limits  above or in reliance on Section  12(d)(1)(F),  Government  securities and short-term  paper, securities of companies other than investment companies, and securities of money market funds in reliance on Rule 12d1-1.  In addition,  only the acquiring  fund may  impose  sales  loads and  distribution  fees or, if both the  acquired  and acquiring  funds impose such sales  loads,  those fees are not  excessive  under applicable SEC and FINRA rules.

     Unless the  Prospectus  or this SAI states  that a  percentage  restriction applies  on an  ongoing  basis,  it  applies  only at the time the Fund makes an investment  (except  in the  case  of  borrowing  and  investments  in  illiquid securities).  The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

     For purposes of the Fund's policy not to  concentrate  its  investments  as described above, the Fund has adopted  classifications  of industries and groups of related industries. These classifications are not fundamental policies.

     Disclosure  of  Portfolio  Holdings.  The Fund  has  adopted  policies  and procedures  concerning  the  dissemination  of  information  about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and
Transfer   Agent.   These  policies  are  designed  to  assure  that  non-public information  about  portfolio  securities is  distributed  only for a legitimate business  purpose,  and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that  information from being used in a way that could negatively  affect the Fund's  investment  program or enable third parties to use that information in a manner that is harmful to the Fund. o
Public Disclosure.  The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the Fund's fiscal  quarters in its semi-annual  report to shareholders,  its annual report to shareholders,  or its
Statements of Investments on Form N-Q. Those documents are publicly available at the SEC.  In  addition,  the top 20  month-end  holdings  may be  posted  on the
OppenheimerFunds'  website at  www.oppenheimerfunds.com  (select the Fund's name under the "View Fund  Information  for:" menu) with a 15-day  lag.  The Fund may release  a more  restrictive  list of  holdings  (e.g.,  the top  five or top 10 portfolio  holdings) or may release no holdings if that is in the best interests of the Fund and its  shareholders.  Other general  information  about the Fund's portfolio  investments,  such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted.

     Until publicly  disclosed,  the Fund's portfolio  holdings are proprietary, confidential business information. While recognizing the importance of providing
Fund shareholders with information about their Fund's  investments and providing portfolio  information  to a  variety  of  third  parties  to  assist  with  the management,  distribution and administrative  process, the need for transparency must be  balanced  against  the risk that third  parties  who gain access to the
Fund's portfolio  holdings  information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the
Fund is able to obtain in  portfolio  transactions  or the  availability  of the securities that portfolio managers are trading on the Fund's behalf.

     The Manager and its subsidiaries and affiliates,  employees,  officers, and
directors,   shall  neither  solicit  nor  accept  any   compensation  or  other
consideration  (including  any  agreement  to maintain  assets in the Fund or in other investment  companies or accounts managed by the Manager or any affiliated person  of the  Manager)  in  connection  with  the  disclosure  of  the  Fund's non-public portfolio holdings.  The receipt of investment advisory fees or other fees and  compensation  paid to the  Manager  and its  subsidiaries  pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation"
or "consideration"  for these purposes.  It is a violation of the Code of Ethics for any  covered  person to  release  holdings  in  contravention  of  portfolio holdings disclosure policies and procedures adopted by the Fund.

     A list of the top 20  portfolio  securities  holdings  (based  on  invested assets),  listed by  security  or by issuer,  as of the end of each month may be disclosed to third parties  (subject to the procedures  below) no sooner than 15 days after month-end.

     Except under special limited circumstances discussed below, month-end lists of the Fund's  complete  portfolio  holdings  may be  disclosed  no sooner  than
30-days after the relevant  month-end,  subject to the procedures  below. If the
Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

     o The third-party recipient must first submit a request for release of Fund portfolio holdings, explaining the business reason for the request;

     o Senior  officers  (a Senior  Vice  President  or above) in the  Manager's
Portfolio and Legal  departments must approve the completed  request for release of Fund portfolio holdings; and

     o The  third-party  recipient  must sign the Manager's  portfolio  holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly  available  regarding the Fund's holdings  confidential and agreeing not to trade directly or indirectly based on the information.

     The Fund's  complete  portfolio  holdings  positions may be released to the following  categories of entities or individuals  on an ongoing basis,  provided that such entity or  individual  either (1) has signed an agreement to keep such information  confidential  and not trade on the basis of such information or (2)
is subject to fiduciary  obligations,  as a member of the Fund's Board, or as an employee,  officer  and/or  director of the  Manager,  Distributor,  or Transfer
Agent,  or their  respective  legal  counsel,  not to disclose such  information except in conformity  with these  policies and  procedures  and not to trade for his/her personal account on the basis of such information:

     o Employees of the Fund's Manager,  Distributor and Transfer Agent who need to have access to such  information  (as  determined by senior  officers of such entity),

     o The Fund's independent registered public accounting firm,

     o Members of the Fund's Board and the Board's legal counsel,

     o The Fund's custodian bank,

     o A proxy voting service designated by the Fund and its Board,

     o Rating/ranking organizations (such as Lipper and Morningstar),

     o Portfolio  pricing services  retained by the Manager to provide portfolio security prices, and

     o Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

     Portfolio holdings  information of the Fund may be provided,  under limited circumstances,  to  brokers  and/or  dealers  with whom the Fund  trades  and/or
entities  that  provide  investment   coverage  and/or  analytical   information
regarding the Fund's portfolio,  provided that there is a legitimate  investment reason for  providing  the  information  to the broker,  dealer or other entity.
Month-end portfolio holdings information may, under this procedure,  be provided to vendors providing research  information and/or analytics to the Fund, with at least a 15-day delay after the month end,  but in certain  cases may be provided to a broker or analytical  vendor with a 1-2 day lag to facilitate the provision of requested  investment  information  to the manager to facilitate a particular trade or the  portfolio  manager's  investment  process for the Fund.  Any third party  receiving  such  information  must  first  sign the  Manager's  portfolio
holdings   non-disclosure   agreement  as  a  pre-condition  to  receiving  this
information.

     Portfolio holdings information (which may include information on individual securities  positions  or multiple  securities)  may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio  trading,  and (2) by the members of the Manager's  Security Valuation
Group and Accounting  Departments in connection with portfolio  pricing or other portfolio evaluation purposes:

     o Brokers and dealers in connection with portfolio transactions  (purchases and sales)

     o Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services)

     o Dealers to obtain price  quotations  where the Fund is not  identified as the owner.

     Portfolio holdings information (which may include information on the Fund's entire  portfolio or  individual  securities  therein) may be provided by senior officers  of the  Manager  or  attorneys  on the  legal  staff  of the  Manager,
Distributor, or Transfer Agent, in the following circumstances:

     o Response to legal  process in  litigation  matters,  such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,

o        Response to regulatory requests for information (the SEC, Financial Industry Regulatory Authority
                  ("FINRA"), state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),

     o To potential  sub-advisers  of  portfolios  (pursuant to  confidentiality agreements),

     o To consultants for retirement plans for plan  sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),

     o Investment  bankers in connection  with merger  discussions  (pursuant to confidentiality agreements).

     Portfolio  managers and analysts may, subject to the Manager's  policies on communications with the press and other media, discuss portfolio  information in interviews  with members of the media,  or in due diligence or similar  meetings with  clients  or  prospective  purchasers  of Fund  shares  or their  financial intermediary representatives.

     The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity  in the Fund's  portfolio  to meet  redemptions),  receive  redemption proceeds of their Fund shares paid as pro rata shares of securities  held in the
Fund's  portfolio.  In such  circumstances,  disclosure of the Fund's  portfolio holdings may be made to such shareholders.

     Any  permitted   release  of  otherwise   non-public   portfolio   holdings
information  must be in  accordance  with  the  Fund's  then-current  policy  on approved methods for communicating  confidential information,  including but not limited to the Fund's policy as to use of secure e-mail technology.

     The Chief  Compliance  Officer  (the  "CCO")  of the Fund and the  Manager,
Distributor,  and Transfer  Agent shall  oversee the  compliance by the Manager,
Distributor,  Transfer  Agent,  and their  personnel  with  these  policies  and procedures.  At least annually, the CCO shall report to the Fund's Board on such compliance  oversight and on the categories of entities and individuals to which disclosure of portfolio  holdings of the Fund has been made during the preceding year  pursuant to these  policies.  The CCO shall report to the Fund's Board any
material   violation   of  these   policies  and   procedures   and  shall  make
recommendations  to the Board as to any  amendments  that the CCO  believes  are necessary and desirable to carry out or improve these policies and procedures.

     The Manager and/or the Fund have entered into ongoing  arrangements to make available  information about the Fund's portfolio  holdings.  One or more of the
Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

ABG Securities                           Fortis Securities                     Pacific Crest Securities
ABN AMRO                                 Fox-Pitt, Kelton                      Pacific Growth Equities
AG Edwards                               Friedman, Billing, Ramsey             Petrie Parkman
American Technology Research             Fulcrum Global Partners               Pictet
Auerbach Grayson                         Garp Research                         Piper Jaffray Inc.
Banc of America Securities               George K Baum & Co.                   Prager Sealy & Co.
Barclays                                 Goldman Sachs                         Prudential Securities
Bear Stearns                             HSBC                                  Ramirez & Co.
Belle Haven                              ING Barings                           Raymond James
Bloomberg                                ISI Group                             RBC Capital Markets
BNP Paribas                              ITG                                   RBC Dain Rauscher
BS Financial Services                    Janney Montgomery                     Research Direct
Buckingham Research Group                Jefferies                             Reuters
Caris & Co.                              JP Morgan Securities                  Robert W. Baird
CIBC World Markets                       JPP Eurosecurities                    Roosevelt & Cross
Citigroup Global Markets                 Keefe, Bruyette & Woods               Russell
Collins Stewart                          Keijser Securities                    Ryan Beck & Co.
Craig-Hallum Capital Group LLC           Kempen & Co. USA Inc.                 Sanford C. Bernstein
Credit Agricole Cheuvreux N.A. Inc.      Kepler Equities/Julius Baer Sec       Scotia Capital Markets
Credit Suisse                            KeyBanc Capital Markets               Societe Generale
Cowen & Company                          Leerink Swan                          Soleil Securities Group
Daiwa Securities                         Lehman Brothers                       Standard & Poors
Davy                                     Loop Capital Markets                  Stifel Nicolaus
Deutsche Bank Securities                 MainFirst Bank AG                     Stone & Youngberg
Dresdner Kleinwort Wasserstein           Makinson Cowell US Ltd                SWS Group
Emmet & Co                               Maxcor Financial                      Taylor Rafferty
Empirical Research                       Merrill Lynch                         Think Equity Partners
Enskilda Securities                      Midwest Research                      Thomson Financial
Essex Capital Markets                    Mizuho Securities                     Thomas Weisel Partners
Exane BNP Paribas                        Morgan Stanley                        UBS
Factset                                  Morningstar                           Wachovia Securities
Fidelity Capital Markets                 Natexis Bleichroeder                  Wescott Financial
Fimat USA Inc.                           Ned Davis Research Group              William Blair
First Albany                             Nomura Securities                     Yieldbook
Fixed Income Securities

     How the Fund is Managed

     Organization and History. The Fund is an open-end,  diversified  management investment  company with an unlimited number of authorized  shares of beneficial interest.  The Fund was  reorganized as a  Massachusetts  business trust in June
2007.

     |X| Classes of Shares.  The Trustees are  authorized,  without  shareholder approval,  to create new series and classes of shares,  to  reclassify  unissued shares into additional  series or classes and to divide or combine the shares of a class  into a  greater  or  lesser  number  of  shares  without  changing  the proportionate  beneficial  interest of a shareholder in the Fund.  Shares do not have cumulative voting rights,  preemptive rights or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

     The Fund  currently has five classes of shares:  Class A, Class B, Class C,
Class N and Class Y. All classes invest in the same investment  portfolio.  Only retirement  plans  may  purchase  Class N  shares.  Only  certain  institutional investors may purchase Class Y shares. Each class of shares:

     o has its own dividends and distributions,

     o pays certain expenses which may be different for the different classes,

     o will generally have a different net asset value,

     o will generally have separate  voting rights on matters in which interests of one class are different from interests of another class, and

     o votes as a class on matters that affect that class alone.

     Shares are freely  transferable,  and each share of each class has one vote at  shareholder  meetings,  with  fractional  shares voting  proportionally,  on matters  submitted to a vote of shareholders.  Each share of the Fund represents an  interest  in the Fund  proportionately  equal to the  interest of each other share of the same class.

     |X| Meetings of Shareholders.  As a Massachusetts  business trust, the Fund is not required to hold, and does not plan to hold,  regular annual  meetings of shareholders,  but may hold shareholder  meetings from time to time on important matters  or  when  required  to do so by the  Investment  Company  Act or  other applicable  law.  Shareholders  have the right,  upon a vote or  declaration  in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

     The Trustees will call a meeting of  shareholders to vote on the removal of a  Trustee  upon  the  written  request  of  the  record  holders  of 10% of its outstanding  shares.  If the  Trustees  receive  a  request  from  at  least  10 shareholders  stating that they wish to communicate  with other  shareholders to request a meeting to remove a Trustee,  the  Trustees  will then either make the
Fund's shareholder list available to the applicants or mail their  communication to all other shareholders at the applicants'  expense.  The shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of the Fund valued at $25,000 or more or  constituting at least 1% of the
Fund's outstanding  shares. The Trustees may also take other action as permitted by the Investment Company Act.

     |X|  Shareholder  and Trustee  Liability.  The Fund's  Declaration of Trust
contains an express  disclaimer  of  shareholder  or Trustee  liability  for the
Fund's  obligations.  It also provides for  indemnification and reimbursement of expenses out of the Fund's property for any shareholder  held personally  liable for its obligations. The Declaration of Trust also states that upon request, the
Fund shall  assume the defense of any claim made against a  shareholder  for any act or  obligation  of the Fund and shall  satisfy  any  judgment on that claim.
Massachusetts  law permits a shareholder  of a business trust (such as the Fund)
to be  held  personally  liable  as a  "partner"  under  certain  circumstances.
However,  the risk that a Fund  shareholder will incur financial loss from being held  liable as a  "partner"  of the Fund is  limited to the  relatively  remote circumstances in which the Fund would be unable to meet its obligations.

     The Fund's  contractual  arrangements  state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of
Trust to look solely to the assets of the Fund for  satisfaction of any claim or demand  that may arise out of any  dealings  with the  Fund.  Additionally,  the
Trustees  shall have no personal  liability  to any such  person,  to the extent permitted by law.

     Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees,  which is responsible  for protecting the interests of shareholders under  Massachusetts law. The Trustees meet periodically  throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

     The Board of Trustees has an Audit Committee,  a Regulatory & Oversight
Committee  and a Governance  Committee.  Each  committee is comprised  solely of
Trustees who are not "interested  persons" under the Investment Company Act (the
"Independent Trustees").  The members of the Audit Committee are David K. Downes
(Chairman),  Mary F. Miller, Joel W. Motley, Russell S. Reynolds, Jr., Joseph M.
Wikler  and  Peter I.  Wold.  The  Audit  Committee  furnishes  the  Board  with recommendations  regarding  the selection of the Fund's  independent  registered public accounting firm (also referred to as the "independent  Auditors").  Other main functions of the Audit Committee  outlined in the Audit Committee  Charter, include,  but are not  limited  to:  (i)  reviewing  the  scope and  results  of financial  statement audits and the audit fees charged;  (ii) reviewing  reports from the Fund's independent  Auditors  regarding the Fund's internal  accounting procedures and controls;  (iii)  reviewing  reports from the Manager's  Internal
Audit Department;  (iv) maintaining a separate line of communication between the
Fund's  independent  Auditors and the  Independent  Trustees;  (v) reviewing the independence of the Fund's  independent  Auditors;  and (vi)  pre-approving  the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services,  that are not prohibited by the  Sarbanes-Oxley  Act, to the Fund, the Manager and certain affiliates of the Manager.

     The members of the Regulatory & Oversight Committee are Robert G. Galli
(Chairman),  David K. Downes,  Matthew P. Fink,  Phillip A.  Griffiths,  Joel W.
Motley and Joseph M. Wikler. The Regulatory &  Oversight Committee evaluates and reports to the Board on the Fund's contractual  arrangements,  including the
Investment Advisory and Distribution Agreements, transfer agency and shareholder service  agreements  and  custodian  agreements  as  well  as the  policies  and procedures  adopted by the Fund to comply  with the  Investment  Company Act and other  applicable  law, among other duties as set forth in the Regulatory  &
Oversight Committee's Charter.

     The  members  of  the   Governance   Committee  are  Phillip  A.  Griffiths
(Chairman),  Matthew  P.  Fink,  Robert G.  Galli,  Mary F.  Miller,  Russell S.
Reynolds,  Jr. and Peter I. Wold.  The Governance  Committee  reviews the Fund's governance guidelines,  the adequacy of the Fund's Codes of Ethics, and develops qualification  criteria for Board members  consistent with the Fund's governance guidelines,  provides  the  Board  with  recommendations  for  voting  portfolio securities  held by the Fund, and monitors the Fund's proxy voting,  among other duties set forth in the Governance Committee's Charter.

     The  Governance  Committee's  functions  also  include  the  selection  and nomination  of  Trustees,  including  Independent  Trustees  for  election.  The
Governance  Committee may, but need not, consider the advice and  recommendation of the Manager and its affiliates in selecting  nominees.  The full Board elects new Trustees except for those instances when a shareholder vote is required.

     To date,  the  Governance  Committee has been able to identify from its own resources  an ample  number  of  qualified  candidates.  Nonetheless,  under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance  Committee will consider candidates for Board membership including those recommended by the Fund's shareholders. The
Governance  Committee will consider  nominees  recommended by Independent  Board members or  recommended  by any other  Board  members  including  Board  members affiliated  with the Fund's  Manager.  The Governance  Committee may, upon Board approval,  retain an  executive  search  firm to assist in  screening  potential candidates.  Upon Board  approval,  the  Governance  Committee  may also use the services of legal,  financial, or other external counsel that it deems necessary or desirable in the screening process.  Shareholders wishing to submit a nominee for election to the Board may do so by mailing  their  submission to the offices of OppenheimerFunds,  Inc., Two World Financial Center, 225 Liberty Street, 11th
Floor, New York, New York 10281-1008,  to the attention of the Board of Trustees of Oppenheimer Global Value Fund, c/o the Secretary of the Fund.

     Submissions should, at a minimum, be accompanied by the following:  (1) the name, address, and business,  educational,  and/or other pertinent background of the person being recommended;  (2) a statement  concerning whether the person is an "interested  person" as defined in the Investment  Company Act; (3) any other information  that the Fund would be  required  to  include in a proxy  statement concerning the person if he or she was  nominated;  and (4) the name and address
of  the  person  submitting  the  recommendation   and,  if  that  person  is  a
shareholder,  the period for which that  person held Fund  shares.  Shareholders should note that a person who owns  securities  issued by  Massachusetts  Mutual
Life  Insurance  Company (the parent  company of the Manager) would be deemed an
"interested person" under the Investment Company Act. In addition, certain other
relationships   with   Massachusetts   Mutual  Life  Insurance  Company  or  its
subsidiaries,  with registered broker-dealers,  or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

     The Governance Committee has not established  specific  qualifications that it believes must be met by a trustee nominee.  In evaluating  trustee  nominees,
the  Governance  Committee  considers,   among  other  things,  an  individual's
background,  skills,  and  experience;  whether the individual is an "interested person" as defined in the  Investment  Company Act;  and whether the  individual would be deemed an "audit  committee  financial  expert"  within the  meaning of applicable  SEC rules.  The  Governance  Committee  also  considers  whether the individual's background,  skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the Board. There are no  differences in the manner in which the  Governance  Committee  evaluates nominees  for  trustees  based  on  whether  the  nominee  is  recommended  by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective  and skills  necessary  to  effectively  advance  the  interests  of shareholders.

     Trustees  and  Officers  of the Fund.  Except for Mr.  Murphy,  each of the
Trustees is an  Independent  Trustee.  All of the Trustees are also directors or trustees of the following Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer Absolute Return Fund                             Oppenheimer Money Market Fund, Inc.
Oppenheimer AMT-Free Municipals                              Oppenheimer Multi-State Municipal Trust
Oppenheimer AMT-Free New York Municipals                     Oppenheimer Portfolio Series
Oppenheimer Balanced Fund                                    Oppenheimer Real Estate Fund
Oppenheimer Baring China Fund                                Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Baring Japan Fund                                Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Baring SMA International Fund                    Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer California Municipal Fund                        Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Capital Appreciation Fund                        Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Developing Markets Fund                          Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Discovery Fund                                   Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Dividend Growth Fund                             Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Emerging Growth Fund                             Oppenheimer Select Value Fund
Oppenheimer Emerging Technologies Fund                       Oppenheimer Series Fund, Inc.
Oppenheimer Enterprise Fund                                  Oppenheimer SMA Core Bond Fund
Oppenheimer Global Fund                                      Oppenheimer SMA International Bond Fund
Oppenheimer Global Opportunities Fund                        Oppenheimer Transition 2010 Fund
Oppenheimer Gold & Special Minerals Fund                     Oppenheimer Transition 2015 Fund
Oppenheimer Growth Fund                                      Oppenheimer Transition 2020 Fund
Oppenheimer International Diversified Fund                   Oppenheimer Transition 2030 Fund
Oppenheimer International Growth Fund                        OFI Tremont Core Strategies Hedge Fund
Oppenheimer International Small Company Fund                 OFI Tremont Market Neutral Hedge Fund
Oppenheimer International Value Fund                         Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Institutional Money Market Fund, Inc.            Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Limited Term California Municipal Fund           Oppenheimer U.S. Government Trust

     In addition to being a Board  member of each of the Board I Funds,  Messrs.
Downes,  Galli and Wruble are  directors or trustees of ten other  portfolios in the Oppenheimer fund complex.

     Present or former  officers,  directors,  trustees and employees (and their immediate  family  members) of the Fund,  the Manager  and its  affiliates,  and retirement  plans  established  by them for their  employees  are  permitted  to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value  without  sales  charge.  The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor.

     Messrs. Dishmon, Gillespie,  Murphy, Petersen,  Szilagyi,  Vandehey, Wixted
and Zack and Mss.  Bloomberg  and Ives,  who are officers of the Fund,  hold the same offices  with one or more of the other Board I Funds.  As of July __, 2007, the  Trustees  and  officers  of the  Fund,  as a  group,  owned  of  record  or beneficially  less than 1% of any class of  shares  of the Fund.  The  foregoing statement  does not  reflect  ownership  of shares held of record by an employee benefit plan for  employees of the Manager,  other than the shares  beneficially owned under that plan by the  officers of the Fund listed  above.  In  addition, none of the  Independent  Trustees (nor any of their  immediate  family members)
owns securities of either the Manager or the Distributor of the Board I Funds or
of any entity directly or indirectly controlling,  controlled by or under common control with the Manager or the Distributor.

     Biographical  Information.  The Trustees and officers, their positions with the Fund,  length of service in such  position(s) and principal  occupations and business  affiliations  during at least the past  five  years are  listed in the
charts  below.  The  charts  also  include   information  about  each  Trustee's
beneficial  share ownership in the Fund and in all of the registered  investment companies  that  the  Trustee  oversees  in  the  Oppenheimer  family  of  funds
("Supervised  Funds"). The address of each Trustee in the chart below is 6803 S.
Tucson  Way,  Centennial,  Colorado  80112-3924.  Each  Trustee  serves  for  an indefinite term, or until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------------------------------------------------
                                                        Independent Trustees
-------------------------------------------------------------------------------------------------------------------------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
Name, Position(s) Held       Principal Occupation(s) During the Past 5 Years; Other           Dollar Range of     Aggregate Dollar
                                                                                                   Shares
                                                                                                Beneficially      Range Of Shares
with the Fund, Length of     Trusteeships/Directorships Held; Number of Portfolios in the         Owned in       Beneficially Owned
Service, Age                 Fund Complex Currently Overseen                                      the Fund      in Supervised Funds
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ---------------------------------------

                                                                                                     As of December 31, 2006

---------------------------- ---------------------------------------------------------------- ---------------------------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
Brian F. Wruble,             General Partner of Odyssey Partners, L.P. (hedge fund) (since    None              Over $100,000
Chairman of the Board of     September 1995); Director of Special Value Opportunities Fund,
since 2007,                  LLC (registered investment company) (since September 2004);
Trustee since 2007           Member of Zurich Financial Investment Advisory Board
Age: 64                      (insurance) (since October 2004); Board of Governing Trustees of The Jackson Laboratory (non-profit) (since August 1990);
                             Trustee of the Institute for Advanced Study (non-profit
                             educational institute) (since May 1992); Special Limited
                             Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004); Trustee of Research
                             Foundation of AIMR (investment research, non-profit)
                             (2000-2002); Governor, Jerome Levy Economics Institute of Bard
                             College (economics research) (August 1990-September 2001);
                             Director of Ray & Berendtson, Inc. (executive search firm)
                             (May 2000-April 2002). Oversees 65 portfolios in the
                             OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

David K. Downes,             President, Chief Executive Officer and Board Member of CRAFund   None              Over $100,000
Trustee since 2007           Advisors, Inc. (investment management company) (since January
 Age: 67                     2004); President of The Community Reinvestment Act Qualified
                             Investment Fund (investment management company) (since January
                             2004); Independent Chairman of the Board of Trustees of Quaker
                             Investment Trust (registered investment company) (since
                             January 2004); Director of Internet Capital Group (information technology company) (since October 2003); Chief Operating
                             Officer and Chief Financial Officer of Lincoln National
                             Investment Companies, Inc. (subsidiary of Lincoln National
                             Corporation, a publicly traded company) and Delaware
                             Investments U.S., Inc. (investment management subsidiary of
                             Lincoln National Corporation) (1993-2003); President, Chief
                             Executive Officer and Trustee of Delaware Investment Family of
                             Funds (1993-2003); President and Board Member of Lincoln
                             National Convertible Securities Funds, Inc. and the Lincoln
                             National Income Funds, TDC (1993-2003); Chairman and Chief
                             Executive Officer of Retirement Financial Services, Inc.
                             (registered transfer agent and investment adviser and
                             subsidiary of Delaware Investments U.S., Inc.) (1993-2003);
                             President and Chief Executive Officer of Delaware Service
                             Company, Inc. (1995-2003); Chief Administrative Officer, Chief
                             Financial Officer, Vice Chairman and Director of Equitable
                             Capital Management Corporation (investment subsidiary of
                             Equitable Life Assurance Society) (1985-1992); Corporate
                             Controller of Merrill Lynch & Company (financial services
                             holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate
                             Budget Director (1974-1977), Assistant Treasurer (1972-1974)
                             and Director of Corporate Taxes (1969-1972); held the
                             following positions at Price Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior
                             (1965-1967) and Staff Accountant (1963-1965); United States
                             Marine Corps (1957-1959). Oversees 65 portfolios in the
                             OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Matthew P. Fink,             Trustee of the Committee for Economic Development (policy        None              Over $100,000
Trustee since 2007           research foundation) (since 2005); Director of ICI Education
Age: 66                      Foundation (education foundation) (October 1991-August 2006);
                             President of the Investment Company Institute (trade
                             association) (October 1991-June 2004); Director of ICI Mutual
                             Insurance Company (insurance company) (October 1991-June
                             2004). Oversees 55 portfolios in the OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Robert G. Galli,             A director or trustee of other Oppenheimer funds. Oversees 65    None              Over $100,000
Trustee since 2007           portfolios in the OppenheimerFunds complex.
Age: 73

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Phillip A. Griffiths,        Distinguished Presidential Fellow for International Affairs      None              None
Trustee since 2007           (since 2002) and Member (since 1979) of the National Academy
Age: 68                      of Sciences; Council on Foreign Relations (since 2002);
                             Director of GSI Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of The Andrew W. Mellon
                             Foundation (since 2001); Chair of Science Initiative Group
                             (since 1999); Member of the American Philosophical Society
                             (since 1996); Trustee of Woodward Academy (since 1983);
                             Foreign Associate of Third World Academy of Sciences; Director
                             of the Institute for Advanced Study (1991-2004); Director of
                             Bankers Trust New York Corporation (1994-1999); Provost at
                             Duke University (1983-1991). Oversees 55 portfolios in the
                             OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Mary F. Miller,              Trustee of the American Symphony Orchestra (not-for-profit)      None              Over $100,000
Trustee since 2007           (since October 1998); and Senior Vice President and General
Age: 64                      Auditor of American Express Company (financial services
                             company) (July 1998-February 2003). Oversees 55 portfolios in the OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Joel W. Motley,              Managing Director of Public Capital Advisors, LLC (privately     None              Over $100,000
Trustee since 2007           held financial adviser) (since January 2006).  Director of
Age: 55                      Columbia Equity Financial Corp. (privately-held financial
                             adviser) (since 2002); Managing Director of Carmona Motley,
                             Inc. (privately-held financial adviser) (since January 2002);
                             Managing Director of Carmona Motley Hoffman Inc.
                             (privately-held financial adviser) (January 1998-December
                             2001); Member of the Finance and Budget Committee of the
                             Council on Foreign Relations, Member of the Investment
                             Committee of the Episcopal Church of America, Member of the
                             Investment Committee and Board of Human Rights Watch and
                             Member of the Investment Committee of Historic Hudson Valley.
                             Oversees 55 portfolios in the OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Russell S. Reynolds, Jr.,    Chairman of RSR Partners (formerly "The Directorship Search      None              Over $100,000
Trustee since 2007           Group, Inc.") (corporate governance consulting and executive
Age: 75                      recruiting) (since 1993); Life Trustee of International House
                             (non-profit educational organization); Former Trustee of The
                             Historical Society of the Town of Greenwich; Former Director
                             of Greenwich Hospital Association. Oversees 55 portfolios in the OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Joseph M. Wikler,            Director of the following  medical device  companies:  Medintec  None              Over $100,000
Trustee since 2007           (since  1992)  and  Cathco  (since  1996);  Director  of  Lakes
Age: 66                      Environmental     Association     (environmental     protection
                             organization)  (since 1996); Member of the Investment Committee of the Associated  Jewish  Charities of Baltimore (since 1994);
                             Director of Fortis/Hartford  mutual funds (1994-December 2001).
                             Oversees 55 portfolios in the OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Peter I. Wold,               President   of  Wold  Oil   Properties,   Inc.   (oil  and  gas  None              Over $100,000
Trustee since 2007           exploration  and  production   company)   (since  1994);   Vice
Age: 59                      President  of American  Talc  Company,  Inc.  (talc  mining and milling)  (since  1999);  Managing  Member of  Hole-in-the-Wall
                             Ranch  (cattle   ranching)   (since  1979);   Vice   President,
                             Secretary and Treasurer of Wold Trona  Company,  Inc. (soda ash
                             processing  and  production)   (1996  -  2006);   Director  and
                             Chairman of the Denver  Branch of the Federal  Reserve  Bank of
                             Kansas City (1993-1999); and Director of PacifiCorp.  (electric
                             utility)   (1995-1999).   Oversees   55   portfolios   in   the
                             OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

     Mr. Murphy is an  "Interested  Trustee"  because he is affiliated  with the
Manager by virtue of his  positions  as an officer and  director of the Manager, and as a  shareholder  of its parent  company.  The address of Mr. Murphy is Two
World  Financial  Center,  225 Liberty  Street,  11th Floor,  New York, New York
10281-1008.  Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation,  retirement,  death or removal and as an officer for an  indefinite term, or until his resignation, retirement, death or removal.

------------------------------------------------------------------------------------------------------------------------------------
                                                  Interested Trustee and Officer
------------------------------------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------------------------------------- ---------------- ---------------------
Name, Position(s) Held      Principal Occupation(s) During the Past 5 Years; Other             Dollar Range      Aggregate Dollar
                                                                                                 of Shares
                                                                                               Beneficially      Range Of Shares
with Fund, Length of        Trusteeships/Directorships Held; Number of Portfolios in the         Owned in       Beneficially Owned
Service, Age                Fund Complex Currently Overseen                                      the Fund      in Supervised Funds
--------------------------- ----------------------------------------------------------------- ---------------- ---------------------
--------------------------- ----------------------------------------------------------------- --------------------------------------

                                                                                                     As of December 31, 2006

--------------------------- ----------------------------------------------------------------- --------------------------------------
--------------------------- ----------------------------------------------------------------- ----------------- --------------------
John V. Murphy,             Chairman, Chief Executive Officer and Director of the Manager     None              Over $100,000
Trustee since 2007 and      since June 2001; President of the Manager (September 2000-March
President and Principal     2007); President and a director or trustee of other Oppenheimer
Executive Officer since     funds; President and Director of Oppenheimer Acquisition Corp.
2007                        ("OAC") (the Manager's parent holding company) and of
Age: 57                     Oppenheimer Partnership Holdings, Inc. (holding company
                            subsidiary of the Manager) (since July 2001); Director of
                            OppenheimerFunds Distributor, Inc. (subsidiary of the Manager)
                            (since November 2001); Chairman and Director of Shareholder
                            Services, Inc. and of Shareholder Financial Services, Inc.
                            (transfer agent subsidiaries of the Manager) (since July 2001);
                            President and Director of OppenheimerFunds Legacy Program
                            (charitable trust program established by the Manager) (since
                            July 2001); Director of the following investment advisory
                            subsidiaries of the Manager: OFI Institutional Asset
                            Management, Inc., Centennial Asset Management Corporation,
                            Trinity Investment Management Corporation and Tremont Capital
                            Management, Inc. (since November 2001), HarbourView Asset
                            Management Corporation and OFI Private Investments, Inc. (since
                            July 2001); President (since November 1, 2001) and Director
                            (since July 2001) of Oppenheimer Real Asset Management, Inc.;
                            Executive Vice President of Massachusetts Mutual Life Insurance
                            Company (OAC's parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of
                            Babson Capital Management LLC) (since June 1995); Member of the
                            Investment Company Institute's Board of Governors (since
                            October 3, 2003); Chief Operating Officer of the Manager
                            (September 2000-June 2001); President and Trustee of MML Series
                            Investment Fund and MassMutual Select Funds (open-end
                            investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company (September 1999-August 2000);
                            President, Chief Executive Officer and Director of MML Bay
                            State Life Insurance Company (September 1999-August 2000);
                            Director of Emerald Isle Bancorp and Hibernia Savings Bank
                            (wholly-owned subsidiary of Emerald Isle Bancorp) (June
                            1989-June 1998). Oversees 99 portfolios in the OppenheimerFunds complex.
--------------------------- ----------------------------------------------------------------- ----------------- --------------------

     The  addresses  of the  officers  in the chart  below are as  follows:  for
Messrs.  Dishmon,  Gillespie  and Zack and Ms.  Bloomberg,  Two World  Financial
Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Petersen,
Szilagyi,  Vandehey  and Wixted and Ms.  Ives,  6803 S. Tucson Way,  Centennial,
Colorado 80112-3924.  Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

-----------------------------------------------------------------------------------------------------------------------------
                                                 Other Officers of the Fund
-----------------------------------------------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------
Name, Position(s) Held with Fund,   Principal Occupation(s) During Past 5 Years
Length of Service, Age
----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------
Randall Dishmon                     Vice President of the Manager since January 2005; Vice President of the Fund since
Vice President since 2007           2007; Assistant Vice President and Senior Research Analyst of the Manager (June
Age: 41                             2001-January 2005).  Management consultant with Booz, Allen & Hamilton (May 1998-June
                                    2001).  A portfolio manager and officer of 2 portfolios in the OppenheimerFunds complex
----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------
Mark S. Vandehey,                   Senior Vice President and Chief Compliance Officer of the Manager (since March 2004);
Vice President and Chief            Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management
Compliance Officer since 2007       Corporation and Shareholder Services, Inc. (since June 1983). Former Vice President and
Age: 56                             Director of Internal Audit of the Manager (1997-February 2004). An officer of 99 portfolios in the OppenheimerFunds complex.
----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------
Brian W. Wixted,                    Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and Principal Financial   following: HarbourView Asset Management Corporation, Shareholder Financial Services,
& Accounting Officer since 2007     Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, and
Age: 47                             Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private Investments,
                                    Inc. (since March 2000), OppenheimerFunds International Ltd. (since May 2000),
                                    OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since
                                    November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of
                                    OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant
                                    Treasurer of the following: OAC (since March 1999),Centennial Asset Management
                                    Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April
                                    2000-June 2003); Principal and Chief Operating Officer of Bankers Trust Company-Mutual
                                    Fund Services Division (March 1995-March 1999). An officer of 99 portfolios in the
                                    OppenheimerFunds complex.
----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------
Brian Petersen,                     Vice President of the Manager (since February 2007); Assistant Vice President of the
Assistant Treasurer since 2007      Manager (August 2002-February 2007); Manager/Financial Product Accounting of the
Age: 36                             Manager (November 1998-July 2002). An officer of 99 portfolios in the OppenheimerFunds complex.
----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------
Brian C. Szilagyi,                  Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer since 2007      Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager of
Age: 37                             Compliance of Berger Financial Group LLC (May 2001-March 2003); Director of Mutual Fund
                                    Operations at American Data Services, Inc. (September 2000-May 2001). An officer of 99 portfolios in the OppenheimerFunds complex.
----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------
Robert G. Zack,                     Executive Vice President (since January 2004) and General Counsel (since March 2002) of
Secretary since 2007                the Manager; General Counsel and Director of the Distributor (since December 2001);
Age: 58                             General Counsel of Centennial Asset Management Corporation (since December 2001);
                                    Senior Vice President and General Counsel of HarbourView Asset Management Corporation
                                    (since December 2001); Secretary and General Counsel of OAC (since November 2001);
                                    Assistant Secretary (since September 1997) and Director (since November 2001) of
                                    OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and
                                    Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of
                                    Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President,
                                    General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder
                                    Services, Inc. (since December 2001); Senior Vice President, General Counsel and
                                    Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001);
                                    Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                    President and General Counsel of OFI Institutional Asset Management, Inc. (since
                                    November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003);
                                    Senior Vice President (May 1985-December 2003), Acting General Counsel (November
                                    2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the
                                    Manager; Assistant Secretary of the following: Shareholder Services, Inc. (May
                                    1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November
                                    2001), and OppenheimerFunds International Ltd. (September 1997-November 2001). An
                                    officer of 99 portfolios in the OppenheimerFunds complex.
----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------
Kathleen T. Ives,                   Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since
Assistant Secretary since 2007      October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary
Age: 41                             (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset
                                    Management Corporation (since October 2003); Vice President and Assistant Secretary of
                                    Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds Legacy
                                    Program and Shareholder Financial Services, Inc. (since December 2001); Assistant
                                    Counsel of the Manager (August 1994-October 2003). An officer of 99 portfolios in the
                                    OppenheimerFunds complex.
----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------
Lisa I. Bloomberg,                  Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary since 2007      President (April 2001-April 2004), Associate General Counsel (December 2000-April
Age: 39                             2004), Corporate Vice President (May 1999-April 2001) and Assistant General Counsel
                                    (May 1999-December 2000) of UBS Financial Services Inc. (formerly, PaineWebber
                                    Incorporated). An officer of 99 portfolios in the OppenheimerFunds complex.
----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------
Phillip S. Gillespie,               Senior Vice President and Deputy General Counsel of the Manager (since September 2004);
Assistant Secretary since 2007      First Vice President (2001-September 2004); Director (2000-September 2004) and Vice
Age: 43                             President (1998-2000) of Merrill Lynch Investment Management: An officer of 99 portfolios in the OppenheimerFunds complex.
----------------------------------- -----------------------------------------------------------------------------------------

     Remuneration of the Officers and Trustees.  The officers and the Interested
Trustee of the Fund who are affiliated with the Manager receive no salary or fee from the Fund. It is estimated  that the  Independent  Trustees of the Fund will receive the  Aggregate  Compensation  from the Fund shown below for serving as a trustee and member of a committee  (if  applicable),  with respect to the period from the Fund's inception through April 30, 2008, its first fiscal year end. The
Total  Compensation,  including accrued retirement  benefits,  from the Fund and fund  complex  represents  compensation  received  for  serving  as a Trustee or
Director and as a member of a committee  (if  applicable)  of other funds in the
OppenheimerFunds complex during the calendar year ended December 31, 2006. As of
the  date  of  this  SAI,  the  Independent   Trustees  have  not  received  any
compensation from the Fund.

      -------------------------------------- ------------------------------- -----------------------------------
       Name and Other Fund Position(s) (as        Estimated Aggregate        Total Compensation From the Funds
                                                   Compensation From
                                                      the Fund (1)
                                              Fiscal Year ended April 30,             and Fund Complex
                   applicable)                            2008                  Year ended December 31, 2006
      -------------------------------------- ------------------------------- -----------------------------------
      -------------------------------------- ------------------------------- -----------------------------------
      Brian F. Wruble(2)                               $__(1(0))                        $241,260 (3)
      Chairman of the Board
      -------------------------------------- ------------------------------- -----------------------------------
      -------------------------------------- ------------------------------- -----------------------------------

      David K. Downes
      Audit Committee Chairman and
      Regulatory & Oversight Committee                  $__(11)                           $146,668
      Member

      -------------------------------------- ------------------------------- -----------------------------------
      -------------------------------------- ------------------------------- -----------------------------------
      Matthew P. Fink
      Governance Committee Member and
      Regulatory & Oversight Committee                    $__                             $113,472
      Member
      -------------------------------------- ------------------------------- -----------------------------------
      -------------------------------------- ------------------------------- -----------------------------------
      Robert G. Galli
      Regulatory & Oversight Committee
      Chairman                                            $__                          $264,812 ((4))
      Governance Committee Member
      -------------------------------------- ------------------------------- -----------------------------------
      -------------------------------------- ------------------------------- -----------------------------------
      Phillip A. Griffiths
      Governance Committee Chairman and
      Regulatory & Oversight Committee                  $__((5))                          $150,760
      Member
      -------------------------------------- ------------------------------- -----------------------------------
      -------------------------------------- ------------------------------- -----------------------------------
      Mary F. Miller
      Audit Committee Member and                        $__((9))                          $106,792
      Governance Committee Member
      -------------------------------------- ------------------------------- -----------------------------------
      -------------------------------------- ------------------------------- -----------------------------------
      Joel W. Motley

      Audit Committee Member and

      Regulatory & Oversight Committee                  $__((6))                          $150,760
      Member
      -------------------------------------- ------------------------------- -----------------------------------
      -------------------------------------- ------------------------------- -----------------------------------
      Russell S. Reynolds, Jr.
      Audit Committee Member and                          $__                             $110,120
      Governance Committee Member
      -------------------------------------- ------------------------------- -----------------------------------
      -------------------------------------- ------------------------------- -----------------------------------
      Joseph M. Wikler
      Audit Committee Member and
      Regulatory & Oversight Committee                  $__((7))                          $99,080
      Member
      -------------------------------------- ------------------------------- -----------------------------------
      -------------------------------------- ------------------------------- -----------------------------------
      Peter I. Wold
      Audit Committee Member and
      Governance Committee Member                       $__((8))                          $99,080
      -------------------------------------- ------------------------------- -----------------------------------

     (1) "Estimated  Aggregate  Compensation  From the Funds"  includes fees and deferred compensation, if any, for a Trustee.

     (2) Mr. Wruble became Chairman of the Board I Funds on January 1, 2007.

     (3)  Includes  $135,500  paid to Mr.  Wruble for  serving as a director  or trustee of 10 other  Oppenheimer funds (at December 31, 2006) that are not Board
I Funds.

     (4)  Includes  $135,500  paid to Mr.  Galli for  serving as a  director  or trustee of 10 other  Oppenheimer funds (at December 31, 2006) that are not Board
I Funds.

     (5) Includes $__ deferred by Mr. Griffiths under the "Compensation Deferral
Plan" described below.

     (6) Includes $__ deferred by Mr.  Motley under the  "Compensation  Deferral
Plan" described below.

     (7) Includes $__ deferred by Mr.  Wikler under the  "Compensation  Deferral
Plan" described below.

     (8)  Includes  $__  deferred by Mr. Wold under the  "Compensation  Deferral
Plan" described below.

     (9) Includes $__ deferred by Ms.  Miller under the  "Compensation  Deferral
Plan" described below.

     (10) Includes $__ deferred by Mr. Wruble under the  "Compensation  Deferral
Plan" described below.

     (11) Includes $__ deferred by Mr. Downes under the  "Compensation  Deferral
Plan" described below.

     |X|  Compensation  Deferral  Plan.  The  Board of  Trustees  has  adopted a
Compensation  Deferral Plan for Independent  Trustees that enables them to elect to defer  receipt of all or a portion of the annual  fees they are  entitled  to receive from certain Board I Funds. Under the plan, the compensation deferred by a Trustee  is  periodically  adjusted  as though an  equivalent  amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount  paid to the  Trustee  under the plan will be  determined  based upon the amount of compensation deferred and the performance of the selected funds.

     Deferral of the Trustees' fees under the plan will not materially  affect a
Fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the  services  of any Trustee or to pay any  particular  level of compensation to any Trustee.  Pursuant to an Order issued by the SEC, a fund may invest in the funds  selected by the Trustee under the plan without  shareholder approval  for the  limited  purpose of  determining  the value of the  Trustee's deferred compensation account.

     |X|  Major  Shareholders.  As of the  date of this  SAI,  the  Fund had not commenced  operations  and  OppenheimerFunds,  Inc. is the only  shareholder  of record of the Fund due to its initial  investment  of the "seed money"  required for the Fund to commence operations.

     The Manager. The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

     |X| Code of Ethics.  The Fund, the Manager and the Distributor  have a Code of Ethics.  It is designed to detect and prevent  improper  personal  trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with  knowledge of the  investments  and  investment  intentions of the Fund and other funds  advised by the  Manager.  The Code of Ethics does permit  personnel subject to the Code to invest in securities,  including  securities  that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance  with the Code of Ethics is carefully  monitored  and enforced by the
Manager.

     The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public  Reference  Room in Washington,  D.C. You can obtain  information about the hours of operation of the Public  Reference  Room by calling  the SEC at  1.202.551.8090.  The Code of
Ethics can also be viewed as part of the Fund's  registration  statement  on the
SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following
E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

     |X| Portfolio  Proxy Voting.  The Fund has adopted  Portfolio  Proxy Voting
Policies and Procedures,  which include Proxy Voting Guidelines, under which the
Fund votes proxies  relating to  securities  ("portfolio  proxies")  held by the
Fund.  The  Fund's  primary  consideration  in voting  portfolio  proxies is the financial  interests of the Fund and its shareholders.  The Fund has retained an unaffiliated  third-party as its agent to vote  portfolio  proxies in accordance with  the  Fund's  Proxy  Voting  Guidelines  and to  maintain  records  of such portfolio  proxy voting.  The  Portfolio  Proxy Voting  Policies and  Procedures
include  provisions to address  conflicts of interest that may arise between the
Fund and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the Manager or an affiliate of the  Manager  manages or  administers  the assets of a pension  plan or other investment  account of the portfolio  company  soliciting  the proxy or seeks to serve in that capacity.  The Manager and its affiliates  generally seek to avoid such conflicts by maintaining  separate  investment decision making processes to prevent the sharing of business  objectives  with  respect to proposed or actual actions regarding  portfolio proxy voting decisions.  Additionally,  the Manager employs the following two procedures: (1) if the proposal that gives rise to the conflict is specifically  addressed in the Proxy Voting Guidelines,  the Manager will vote the portfolio  proxy in accordance  with the Proxy Voting  Guidelines, provided  that they do not provide  discretion  to the Manager on how to vote on the matter; and (2) if such proposal is not specifically  addressed in the Proxy
Voting  Guidelines  or the Proxy Voting  Guidelines  provide  discretion  to the
Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's  general  recommended  guidelines on the proposal  provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent. If neither of the previous two procedures provides  an  appropriate  voting  recommendation,  the  Manager  may  retain an independent  fiduciary  to advise the Manager on how to vote the proposal or may abstain from voting.  The Proxy Voting  Guidelines'  provisions  with respect to certain routine and non-routine proxy proposals are summarized below: o The Fund generally votes with the  recommendation  of the issuer's  management on routine matters,  including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise. o The Fund evaluates nominees for director  nominated  by  management  on  a  case-by-case  basis,  examining  the following  factors,  among  others:  Composition  of the  board  and  key  board committees,  attendance at board meetings,  corporate governance  provisions and takeover activity, long-term company performance and the nominee's investment in the company. o In general, the Fund opposes anti-takeover proposals and supports the  elimination,  or the ability of shareholders to vote on the preservation or elimination,  of anti-takeover  proposals,  absent unusual circumstances.  o The
Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement. o The
Fund opposes  proposals to classify the board of directors.  o The Fund supports proposals to eliminate cumulative voting. o The Fund opposes re-pricing of stock options without shareholder  approval.  o The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business  activity.  The Fund  analyzes  stock option plans,  paying  particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

     The Fund is  required to file Form N-PX,  with its  complete  proxy  voting record  for the 12 months  ended June 30th,  no later than  August  31st of each year.  The Fund's Form N-PX filing will be available  (i) without  charge,  upon request,  by calling the Fund toll-free at 1.800.525.7048  and (ii) on the SEC's website at www.sec.gov.

     |X| The Investment  Advisory  Agreement.  The Manager  provides  investment advisory  and  management  services  to the Fund  under an  investment  advisory agreement  between the Manager and the Fund. The Manager selects  securities for the Fund's portfolio and handles its day-to-day business.  The portfolio manager of the Fund is  employed  by the  Manager  and is the person who is  principally responsible for the day-to-day management of the Fund's portfolio. Other members of the Manager's  Global Equity  Portfolio  Team provide the portfolio  managers with counsel and support in managing the Fund's portfolio.

     The  agreement  requires the Manager,  at its expense,  to provide the Fund with  adequate  office space,  facilities  and  equipment.  It also requires the
Manager to provide  and  supervise  the  activities  of all  administrative  and clerical  personnel  required to provide effective  administration for the Fund.
Those  responsibilities  include the compilation and maintenance of records with respect to its operations,  the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

     The Fund pays  expenses  not  expressly  assumed by the  Manager  under the advisory  agreement.  The advisory  agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses,  share issuance costs,  certain  printing and  registration  costs and non-recurring expenses,  including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole.  The fees are  allocated to each class of shares  based upon the  relative  proportion  of the Fund's net assets represented by that class.

     The  investment  advisory  agreement  states that in the absence of willful misfeasance,  bad faith,  gross  negligence in the  performance of its duties or reckless  disregard of its obligations and duties under the investment  advisory agreement,  the  Manager  is not  liable  for any  loss  the  Fund  sustains  in connection with matters to which the agreement relates.

     The  agreement  permits  the Manager to act as  investment  adviser for any other  person,  firm  or  corporation  and  to use  the  name  "Oppenheimer"  in connection  with other  investment  companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund,  the Manager may  withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

     Portfolio Manager.  The Fund's portfolio is managed by Randall Dishmon (the
"Portfolio  Manager").  He is the person who is  responsible  for the day-to-day management of the Fund's investments.

     o Other Accounts Managed by the Portfolio Manager.  In addition to managing the Fund's  investment  portfolio,  Mr.  Dishmon also manages  other  investment portfolios,  on behalf of the Manager or its  affiliates.  The  following  table provides information regarding those portfolios as of July 31, 2007:

------------------------------------------ -------------------------- -------------------------- -----------------------
                                             Registered Investment
                                                                       Other Pooled Investment
                                                   Companies                  Vehicles               Other Accounts
------------------------------------------ -------------------------- -------------------------- -----------------------
------------------------------------------ -------------------------- -------------------------- -----------------------
Accounts Managed
------------------------------------------ -------------------------- -------------------------- -----------------------
------------------------------------------ -------------------------- -------------------------- -----------------------
Total Assets Managed(1,2)
------------------------------------------ -------------------------- -------------------------- -----------------------
------------------------------------------ -------------------------- -------------------------- -----------------------
Accounts with Performance-Based Advisory
Fees
------------------------------------------ -------------------------- -------------------------- -----------------------
------------------------------------------ -------------------------- -------------------------- -----------------------
Total Assets in Accounts with
Performance-Based Advisory Fees(1,2)
------------------------------------------ -------------------------- -------------------------- -----------------------

     1. In millions.

     2. Does not include  personal  accounts  of  portfolio  managers  and their families, which are subject to the Code of Ethics.

     As  indicated  above,  the  Portfolio  Manager  also  manages  other funds.
Potentially,  at times, those responsibilities could conflict with the interests of the Fund. That may occur whether the investment  strategies of the other fund are the same as,  or  different  from,  the  Fund's  investment  objectives  and strategies.  For example,  the Portfolio Manager may need to allocate investment opportunities  between the Fund and another fund having  similar  objectives  or strategies,  or he may need to execute  transactions for another fund that could have a  negative  impact on the value of  securities  held by the Fund.  Not all funds and accounts  advised by the Manager have the same  management fee. If the management  fee  structure of another fund is more  advantageous  to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund. However, the Manager's compliance  procedures and Code of Ethics recognize  the  Manager's  fiduciary  obligations  to treat all of its  clients, including  the Fund,  fairly and  equitably,  and are  designed to preclude  the
Portfolio  Manager from  favoring one client over  another.  It is possible,  of course,  that those compliance  procedures and the Code of Ethics may not always be adequate  to do so. At  different  times,  the Fund's  Portfolio  Manager may manage other funds or accounts with  investment  objectives and strategies  that are  similar  to  those of the  Fund,  or may  manage  funds  or  accounts  with investment objectives and strategies that are different from those of the Fund.

     o Compensation of the Portfolio  Manager.  The Fund's Portfolio  Manager is
employed and  compensated  by the  Manager,  not the Fund.  Under the  Manager's
compensation  program for its portfolio managers and portfolio  analysts,  their compensation  is based  primarily on the investment  performance  results of the funds and accounts  they  manage,  rather than on the  financial  success of the
Manager.  This is  intended  to align  the  portfolio  managers'  and  analysts'
interests  with the success of the funds and accounts and their  investors.  The
Manager's  compensation  structure  is  designed  to attract  and retain  highly qualified investment management  professionals and to reward individual and team contributions toward creating shareholder value. As of the date of this SAI, the
Portfolio Manager's  compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and  appreciation  rights in regard to the common stock of the Manager's holding  company  parent.  Senior  portfolio  managers  may also be  eligible to participate in the Manager's deferred compensation plan.

     The base pay component of each portfolio  manager is reviewed  regularly to ensure that it reflects the performance of the individual,  is commensurate with the requirements of the particular  portfolio,  reflects any specific competence or specialty of the individual manager, and is competitive with other comparable
positions,   to  help  the  Manager  attract  and  retain  talent.   The  annual
discretionary  bonus is  determined  by senior  management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five  years,  measured  against an  appropriate  benchmark  selected by management.  The Lipper  benchmark  with  respect to the Fund is Lipper - Global
Multi-Cap Value Funds.  Other factors include  management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Manager's compensation is not based on the total value of the Fund's portfolio  assets,  although the Fund's investment performance  may  increase  those  assets.  The  compensation  structure is also intended to be internally  equitable and serve to reduce potential  conflicts of interest  between the Fund and other funds and accounts managed by the Portfolio
Manager.  Except as described  below,  the  compensation  structure of the other funds  and  accounts  managed  by  the  Portfolio  Manager  is the  same  as the compensation  structure of the Fund, described above. The compensation structure of one other  fund  managed  by the  Portfolio  Manager  is  different  from the compensation  structure of the Fund, described above. A portion of the Portfolio
Manager's   compensation   with   regard  to  that  fund  may,   under   certain
circumstances,  include  an amount  based in part on the  amount  of the  fund's management fee.

     o Ownership  of Fund  Shares.  As of the date of this SAI, the Fund had not commenced operations and therefore, the Portfolio Manager did not own any shares of the Fund.

     Brokerage Policies of the Fund

     Brokerage  Provisions  of the  Investment  Advisory  Agreement.  One of the
duties of the Manager under the investment  advisory agreement is to arrange the portfolio  transactions for the Fund. The advisory agreement contains provisions relating to the  employment  of  broker-dealers  to effect the Fund's  portfolio transactions.  The Manager is  authorized  by the  advisory  agreement to employ broker-dealers,  including  "affiliated brokers," as that term is defined in the
Investment  Company Act, that the Manager thinks,  in its best judgment based on all  relevant  factors,  will  implement  the policy of the Fund to  obtain,  at reasonable expense,  the "best execution" of the Fund's portfolio  transactions.
"Best execution" means prompt and reliable execution at the most favorable price obtainable  for the services  provided.  The Manager  need not seek  competitive commission bidding.  However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions  paid to the extent  consistent with the  interests  and  policies  of the Fund as  established  by its Board of
Trustees.

     Under the investment  advisory  agreement,  in choosing  brokers to execute portfolio  transactions for the Fund, the Manager may select brokers (other than affiliates)  that provide both brokerage and research  services to the Fund. The commissions  paid to those brokers may be higher than another  qualified  broker would  charge,  if  the  Manager  makes  a good  faith  determination  that  the commission is fair and reasonable in relation to the services provided.

     Brokerage  Practices  Followed  by  the  Manager.   The  Manager  allocates
brokerage  for the Fund subject to the  provisions  of the  investment  advisory agreement and other applicable rules and procedures described below.

     The   Manager's   portfolio   traders   allocate   brokerage   based   upon
recommendations  from  the  Manager's  portfolio  managers,  together  with  the portfolio  traders'  judgment as to the  execution  capability  of the broker or dealer. In certain  instances,  portfolio managers may directly place trades and allocate  brokerage.  In either case, the Manager's executive officers supervise the allocation of brokerage.

     Transactions  in  securities  other than those for which an exchange is the primary  market  are  generally  done  with  principals  or  market  makers.  In transactions  on  foreign  exchanges,  the Fund  may be  required  to pay  fixed brokerage  commissions  and  therefore  would not have the benefit of negotiated commissions that are available in U.S. markets.  Brokerage  commissions are paid primarily for  transactions  in listed  securities  or for certain  fixed-income agency  transactions  executed in the  secondary  market.  Otherwise,  brokerage commissions  are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction,  the Fund ordinarily uses the same broker for the  purchase or sale of the option and any  transaction  in the securities to which the option relates.

     Other accounts  advised by the Manager have investment  policies similar to those of the Fund. Those other accounts may purchase or sell the same securities as the Fund at the same time as the Fund,  which  could  affect  the  supply and price of the securities. If two or more accounts advised by the Manager purchase the same security on the same day from the same dealer,  the transactions  under those combined  orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. When possible, the
Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts  managed by the Manager or its affiliates.  The transactions  under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

     Rule  12b-1  under  the  Investment  Company  Act  prohibits  any fund from compensating  a broker or dealer for  promoting or selling the fund's  shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2)  directing  any other  remuneration  to that  broker or  dealer,  such as commissions,  mark-ups,  mark  downs or other  fees  from the  fund's  portfolio transactions,  that were  effected  by another  broker or dealer  (these  latter arrangements  are considered to be a type of "step-out"  transaction).  In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

     However,  the Rule permits funds to effect brokerage  transactions  through firms that also sell fund shares,  provided that certain  procedures are adopted to prevent a quid pro quo with respect to portfolio  brokerage  allocations.  As permitted by the Rule, the Manager has adopted  procedures (and the Fund's Board of  Trustees  has  approved  those  procedures)  that  permit the Fund to direct portfolio  securities  transactions  to brokers or dealers  that also promote or sell  shares  of the  Fund,  subject  to  the  "best  execution"  considerations discussed  above.  Those  procedures are designed to prevent:  (1) the Manager's personnel who effect the Fund's portfolio  transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the
Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor
from entering into agreements or understandings  under which the Manager directs or is expected to direct the Fund's brokerage directly,  or through a "step-out"
arrangement,  to any  broker or  dealer in  consideration  of that  broker's  or dealer's  promotion  or sale of the  Fund's  shares or the  shares of any of the other Oppenheimer funds.

     The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other  accounts  advised by the  Manager or its  affiliates.  Investment  research  may be  supplied  to the
Manager by the broker or by a third party at the  instance  of a broker  through which trades are placed.

     Investment research services include information and analysis on particular companies  and  industries  as well as market or economic  trends and  portfolio strategy,  market quotations for portfolio evaluations,  analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

     Although  the Manager  currently  does not do so, the Board of Trustees may permit the Manager to use stated  commissions on secondary  fixed-income  agency trades to obtain research if the broker  represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated  commission,  and (iii) the trade is not a riskless principal  transaction.  The Board of Trustees may also permit the Manager to use commissions on fixed-price  offerings to obtain research,  in the same manner as is permitted for agency  transactions.  The research services provided by brokers broaden the scope and supplement the research  activities of the  Manager.  That  research  provides  additional  views and  comparisons  for consideration,  and  helps the  Manager  to obtain  market  information  for the valuation  of  securities  that are either held in the Fund's  portfolio  or are being  considered for purchase.  The Manager  provides  information to the Board about the commissions  paid to brokers  furnishing such services,  together with the Manager's  representation that the amount of such commissions was reasonably related to the value or benefit of such services.

     Because the Fund is new and has not  completed  its first fiscal  year,  no brokerage fees were paid to any broker during the last three years.

     Distribution and Service Plans

     The Distributor.  Under its General Distributor's  Agreement with the Fund, the  Distributor  acts as the Fund's  principal  underwriter  in the  continuous public  offering  of the Fund's  classes of shares.  The  Distributor  bears the expenses normally  attributable to sales,  including advertising and the cost of printing  and  mailing  prospectuses,  other than those  furnished  to  existing shareholders.  The  Distributor  is not  obligated to sell a specific  number of
shares.   Because  the  Fund  has  not  completed  its  first  fiscal  year,  no compensation was paid to the Distributor during the last three years.

     Distribution  and Service  Plans.  The Fund has adopted a Service  Plan for
Class A shares and Distribution and Service Plans for Class B, Class C and Class
N shares under Rule 12b-1 of the  Investment  Company Act. Under those plans the
Fund  pays  the  Distributor  for all or a  portion  of its  costs  incurred  in connection  with  the  distribution  and/or  servicing  of  the  shares  of  the particular  class.  Each  plan  has  been  approved  by a vote of the  Board  of
Trustees, including a majority of the Independent Trustees,(1) cast in person at a meeting called for the purpose of voting on that plan.

     Under the Plans,  the  Manager  and the  Distributor  may make  payments to affiliates.  In their  sole  discretion,  they may also  from  time to time make substantial  payments  from their own  resources,  which include the profits the
Manager  derives from the advisory fees it receives from the Fund, to compensate brokers, dealers,  financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares. These payments,  some of which may be referred to as
"revenue   sharing,"  may  relate  to  the  Fund's   inclusion  on  a  financial
intermediary's preferred list of funds offered to its clients.

     Unless a plan is  terminated  as  described  below,  the plan  continues in effect  from  year to year but only if the  Fund's  Board  of  Trustees  and its
Independent  Trustees  specifically  vote  annually to approve its  continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing  the plan. A plan may be terminated at any time by the vote of a majority  of the  Independent  Trustees  or by the vote of the holders of a
"majority" (as defined in the Investment  Company Act) of the outstanding shares of that class.

     The  Board of  Trustees  and the  Independent  Trustees  must  approve  all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by  shareholders  of the class affected  by the  amendment.  Because  Class B shares of the Fund  automatically convert into Class A shares 72 months after  purchase,  the Fund must obtain the approval  of both  Class A and  Class B  shareholders  for a  proposed  material amendment to the Class A plan that would materially  increase payments under the plan.  That approval  must be by a majority of the shares of each class,  voting separately by class.

     While the plans are in effect,  the  Treasurer  of the Fund  shall  provide separate  written  reports  on the  plans  to the  Board  of  Trustees  at least quarterly  for its review.  The reports  shall detail the amount of all payments made  under a plan and the  purpose  for which the  payments  were  made.  Those reports are subject to the review and approval of the Independent Trustees.

     Each plan states that while it is in effect,  the selection and  nomination of those  Trustees of the Fund who are not  "interested  persons" of the Fund is committed to the discretion of the Independent  Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final  decision as to selection or  nomination  is approved by a majority of the
Independent Trustees.

     Under the plans for a class,  no payment  will be made to any  recipient in any period in which the  aggregate  net asset  value of all Fund  shares of that class  held by the  recipient  for itself  and its  customers  does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the
Independent Trustees.

     |X| Class A  Service  Plan  Fees.  Under  the  Class A  service  plan,  the
Distributor  currently  uses the fees it receives  from the Fund to pay brokers, dealers and other financial  institutions (they are referred to as "recipients")
for personal  services and account  maintenance  services they provide for their customers who hold Class A shares. The services include, among others, answering customer  inquiries about the Fund,  assisting in  establishing  and maintaining accounts in the Fund, making the Fund's investment plans available and providing other  services  at the  request  of the Fund or the  Distributor.  The  Class A service plan permits  reimbursements to the Distributor at a rate of up to 0.25%
of average  annual  net assets of Class A shares.  The Board has set the rate at that level.  The Distributor does not receive or retain the service fee on Class
A  shares  in  accounts  for  which  the  Distributor  has  been  listed  as the broker-dealer of record.  While the plan permits the Board to authorize payments to the  Distributor  to reimburse  itself for services under the plan, the Board has not yet done so,  except in the case of the  special  arrangement  described below,  regarding  grandfathered  retirement  accounts.  The  Distributor  makes payments to recipients periodically at an annual rate not to exceed 0.25% of the average  annual net assets  consisting of Class A shares held in the accounts of the recipients or their customers.

     Any  unreimbursed  expenses the Distributor  incurs with respect to Class A shares  in any  fiscal  year  cannot  be  recovered  in  subsequent  years.  The
Distributor  may not use payments  received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

     |X| Class B, Class C and Class N Distribution  and Service Plan Fees. Under
each plan,  distribution and service fees are computed on the average of the net asset value of shares in the  respective  class,  determined  as of the close of each  regular  business  day  during  the  period.  Each plan  provides  for the
Distributor  to  be  compensated  at a  flat  rate,  whether  the  Distributor's distribution  expenses  are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients  provide  are  similar  to the  services  provided  under the Class A service plan, described above.

     Each plan  permits the  Distributor  to retain both the  asset-based  sales charges and the service fees or to pay  recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to  recipients  in advance for the first year after Class B,
Class C and Class N shares are purchased.  After the first year Class B, Class C or Class N shares are outstanding,  after their purchase,  the Distributor makes service fee payments  periodically on those shares. The advance payment is based on the net asset  value of shares  sold.  Shares  purchased  by  exchange do not qualify for the  advance  service  fee  payment.  If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be  obligated to repay the  Distributor  a pro rata portion of the advance payment of the service fee made on those shares.
Class B,  Class C or  Class N  shares  may not be  purchased  by a new  investor
directly  from  the  Distributor   without  the  investor   designating  another
registered   broker-dealer.   If  a  current  investor  no  longer  has  another
broker-dealer   of  record  for  an  existing   account,   the   Distributor  is
automatically  designated  as the  broker-dealer  of record,  but solely for the purpose of acting as the  investor's  agent to  purchase  the  shares.  In those cases,  the Distributor  retains the  asset-based  sales charge paid on Class B,
Class C and Class N  shares,  but does not  retain  any  service  fees as to the assets represented by that account.

     The asset-based  sales charge and service fees increase Class B and Class C expenses by 1.00% and the  asset-based  sales charge and service  fees  increase
Class N expenses by 0.50% of the net assets per year of the respective classes.

     The Distributor retains the asset-based sales charge on Class B and Class N shares.  The Distributor  retains the asset-based sales charge on Class C shares during the first year the shares are outstanding.  It pays the asset-based sales charge as an ongoing  concession to the recipient on Class C shares  outstanding for a year or more. If a dealer has a special  agreement  with the  Distributor, the  Distributor  will pay the Class B,  Class C or Class N service  fee and the asset-based sales charge to the dealer  periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

     The  asset-based  sales charge on Class B, Class C and Class N shares allow investors to buy shares  without a front-end  sales  charge  while  allowing the
Distributor  to  compensate  dealers that sell those  shares.  The Fund pays the asset-based  sales  charge  to the  Distributor  for its  services  rendered  in distributing  Class B, Class C and Class N shares.  The payments are made to the
Distributor in recognition  that the  Distributor:  o pays sales  concessions to authorized  brokers  and  dealers at the time of sale and pays  service  fees as described above, o may finance payment of sales  concessions  and/or the advance of the service fee payment to  recipients  under the plans,  or may provide such financing  from its own  resources  or from the  resources  of an  affiliate,  o employs  personnel  to  support  distribution  of Class B,  Class C and  Class N shares,  o bears the costs of sales  literature,  advertising  and  prospectuses
(other  than those  furnished  to  current  shareholders)  and state  "blue sky"
registration fees and certain other distribution  expenses, o may not be able to adequately  compensate  dealers  that sell  Class B,  Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such  Classes for sale  absent the plans,  o receives  payments  under the plans consistent  with the service fees and  asset-based  sales  charges paid by other non-proprietary  funds that charge 12b-1 fees, o may use the payments  under the plan to include the Fund in various third-party  distribution  programs that may increase sales of Fund shares, o may experience increased difficulty selling the
Fund's  shares  if  payments  under  the  plan  are  discontinued  because  most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and o may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

     During a calendar year, the Distributor's  actual expenses in selling Class
B, Class C and Class N shares may be more than the payments it receives from the contingent  deferred  sales  charges  collected on redeemed  shares and from the asset-based  sales  charges  paid  to the  Distributor  by the  Fund  under  the distribution  and service plans.  Those excess  expenses are carried over on the
Distributor's  books and may be recouped from asset-based  sales charge payments from the Fund in future years.  However,  the Distributor has voluntarily agreed to cap the amount of expenses under the plans that may be carried over from year to year and recouped  that relate to (i) expenses the  Distributor  has incurred that represent  compensation  and expenses of its sales personnel and (ii) other direct  distribution  costs it has  incurred,  such as sales  literature,  state registration  fees,  advertising and prospectuses used to offer Fund shares. The cap on the carry-over of those  categories of expenses is set at 0.70% of annual gross sales of shares of the Fund. If those  categories  of expenses  exceed the capped amount,  the Distributor  bears the excess costs. If the Class B, Class C or Class N plan were to be terminated by the Fund,  the Fund's Board of Trustees may allow the Fund to continue  payments of the asset-based  sales charge to the
Distributor for distributing shares prior to the termination of the plan.

     All payments under the plans are subject to the limitations  imposed by the
Conduct  Rules of FINRA on payments  of  asset-based  sales  charges and service fees.

     Payments to Fund Intermediaries

     Financial  intermediaries  may receive  various  forms of  compensation  or reimbursement  from the Fund in the form of 12b-1 plan  payments as described in the preceding section of this SAI. They may also receive payments or concessions from the  Distributor,  derived  from sales  charges  paid by the clients of the financial intermediary, also as described in this SAI. Additionally, the Manager and/or  the  Distributor  (including  their  affiliates)  may make  payments  to financial intermediaries in connection with their offering and selling shares of the Fund  and  other  Oppenheimer  funds,  providing  marketing  or  promotional support,  transaction  processing  and/or  administrative  services.  Among  the financial intermediaries that may receive these payments are brokers and dealers
who  sell  and/or  hold  shares  of  the  Fund,   banks  (including  bank  trust
departments),  registered investment advisers,  insurance companies,  retirement plan and qualified tuition program  administrators,  third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor.  The payments to intermediaries vary by the types of product  sold,  the  features of the Fund share class and the role played by the intermediary.  Possible types of payments to financial  intermediaries  include, without limitation, those discussed below.

     o Payments made by the Fund, or by an investor  buying or selling shares of the Fund may include:

     o  depending  on the share  class  that the  investor  selects,  contingent deferred sales charges or initial  front-end sales charges,  all or a portion of which  front-end  sales  charges are  payable by the  Distributor  to  financial intermediaries (see "About Your Account" in the Prospectus);

     o ongoing  asset-based  payments  attributable to the share class selected, including  fees  payable  under the Fund's  distribution  and/or  service  plans adopted under Rule 12b-1 under the  Investment  Company Act, which are paid from the Fund's assets and allocated to the class of shares to which the plan relates
(see "About the Fund -- Distribution and Service Plans" above);

     o  shareholder   servicing  payments  for  providing  omnibus   accounting,
recordkeeping,  networking,  sub-transfer  agency  or  other  administrative  or shareholder  services,  including  retirement  plan and 529 plan  administrative services fees,  which are paid from the assets of a Fund as reimbursement to the
Manager or Distributor for expenses they incur on behalf of the Fund.

     o Payments  made by the  Manager  or  Distributor  out of their  respective resources  and assets,  which may  include  profits  the  Manager  derives  from investment  advisory  fees  paid by the  Fund.  These  payments  are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

     o These types of payments may reflect  compensation for marketing  support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs, transaction processing or other services;

     o The Manager and Distributor  each may also pay other  compensation to the extent the payment is not  prohibited by law or by any  self-regulatory  agency, such as the FINRA. Payments are made based on the guidelines  established by the
Manager and Distributor, subject to applicable law.

     These  payments may provide an incentive  to  financial  intermediaries  to actively  market or promote the sale of shares of the Fund or other  Oppenheimer funds, or to support the marketing or promotional  efforts of the Distributor in offering shares of the Fund or other Oppenheimer funds. In addition,  some types of payments may provide a financial  intermediary with an incentive to recommend the Fund or a particular share class. Financial  intermediaries may earn profits on these  payments,  since the  amount of the  payment  may  exceed  the cost of providing  the service.  Certain of these  payments  are subject to  limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's  Prospectus and this SAI. You should ask your financial  intermediary for information  about any payments it receives from the
Fund, the Manager or the  Distributor  and any services it provides,  as well as the fees and commissions it charges.

     Although  brokers or dealers that sell Fund shares may also act as a broker or dealer in connection  with the execution of the purchase or sale of portfolio securities by the Fund or other  Oppenheimer  funds, a financial  intermediary's sales  of  shares  of  the  Fund  or  such  other  Oppenheimer  funds  is  not a consideration  for the  Manager  when  choosing  brokers  or  dealers  to effect portfolio transactions for the Fund or such other Oppenheimer funds.

     Revenue  sharing  payments  can  pay  for   distribution-related  or  asset
retention items including, without limitation,

     o  transactional  support,  one-time  charges for setting up access for the
Fund or other  Oppenheimer funds on particular  trading systems,  and paying the intermediary's networking fees;

     o program  support,  such as expenses  related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs,  fund  "supermarkets",  bank or trust  company  products or  insurance companies' variable annuity or variable life insurance products;

     o  placement  on  the  dealer's   list  of  offered   funds  and  providing
representatives  of the  Distributor  with access to a financial  intermediary's sales meetings, sales representatives and management representatives.

     Additionally,  the  Manager  or  Distributor  may  make  payments  for firm support,  such as business  planning  assistance,  advertising,  and educating a financial  intermediary's  sales  personnel  about  the  Oppenheimer  funds  and shareholder financial planning needs.

     For  the  year  ended   December  31,   2006,   the   following   financial
intermediaries that are broker-dealers offering shares of the Oppenheimer funds,
and/or  their  respective  affiliates,   received  revenue  sharing  or  similar
distribution-related  payments from the Manager or Distributor  for marketing or program support:

   1st Global Capital Co.                                 Advantage Capital Corporation / FSC
   Aegon                                                  Aetna Life Ins & Annuity Co.
   AG Edwards                                             AIG Financial Advisors
   AIG Life                                               Allianz Life Insurance Company
   Allstate Life                                          American Enterprise Life Insurance
   American General Annuity                               American Portfolios
   Ameriprise                                             Ameritas
   Annuity Investors Life                                 Associated Securities
   AXA Advisors                                           AXA Equitable Life Insurance
   Banc One Securities Corporation                        BNY Investment Center
   Cadaret Grant & Co, Inc.                               Chase Investment Services
   Citicorp Investment Services, Inc.                     Citigroup Global Markets Inc (SSB)
   CitiStreet                                             Citizen's Bank of Rhode Island
   Columbus Life                                          Commonwealth Financial Network
   CUNA Brokerage Services, Inc.                          CUSO Financial Services, L.P.
   Edward D Jones & Co.                                   Federal Kemper
   Financial Network (ING)                                GE Financial Assurance
   GE Life & Annuity                                      Genworth Financial
   GlenBrook Life and Annuity Co.                         Great West Life
   Hartford Life Insurance Co.                            HD Vest Investment Services
   Hewitt Associates                                      IFMG Securities, Inc.
   ING Financial Advisers                                 ING Financial Partners
   Jefferson Pilot Securities Co.                         Kemper Investors Life Insurance Co.
   Legend Equities Co.                                    Legg Mason Wood Walker
   Lincoln Benefit National Life                          Lincoln Financial
   Lincoln Investment Planning, Inc.                      Linsco Private Ledger Financial
   Mass Mutual                                            McDonald Investments, Inc.
   Merrill Lynch                                          Minnesota Life
   Mony Life                                              Morgan Stanley Dean Witter
   Multifinancial (ING)                                   Mutual Service Co.
   National Planning Co.                                  Nationwide
   NFP                                                    Park Avenue Securities LLC
   PFS Investments, Inc.                                  Phoenix Life Insurance Co.
   Plan Member Securities                                 Prime Capital Services, Inc.
   Primevest Financial Services, Inc.                     Protective Life Insurance Co.
   Provident Mutual Life & Annuity                        Prudential
   Raymond James & Associates, Inc.                       RBC Daine Rauscher
   Royal Alliance                                         Securities America, Inc.
   Security Benefit                                       Security First-Metlife
   Signator Investments                                   Sun Life Insurance Co.
   Sun Trust Securities, Inc.                             Thrivent Financial
   Travelers Life & Annuity Co.                           UBS Financial Services, Inc.
   Union Central                                          United Planners
   Wachovia                                               Walnut Street Securities (Met Life)
   Waterstone Financial Group                             Wells Fargo

     For the year ended  December 31, 2006, the following  firms,  which in some cases are broker-dealers,  received payments from the Manager or Distributor for
administrative   or  other  services   provided   (other  than  revenue  sharing
arrangements), as described above:

  1st Global Capital Co.                                 A G Edwards
  ACS HR Solutions                                       ADP
  AETNA Life Ins & Annuity Co.                           Alliance Benefit Group
  American Enterprise Investments                        American Express Retirement Service
  American Funds (Fascorp)                               American United Life Insurance Co.
  Ameriprise                                             Ameritrade, Inc.
  AMG Administrative Management Group                    AST (American Stock & Transfer)
  AXA Advisors                                           Baden Retirement
  BCG - New                                              BCG (Programs for Benefit Plans)
  Bear Stearns Securities Co.                            Benefit Administration, Inc.(WA)
  Benefit Administration, Inc.(WIS)                      Benefit Plans Administration
  Benetech, Inc.                                         Bisys
  Boston Financial Data Services                         Ceridian
  Charles Schwab & Co, Inc.                              Citigroup Global Markets Inc (SSB)
  CitiStreet                                             City National Investments
  Clark Consulting                                       CPI
  DA Davidson & Co.                                      Daily Access. Com, Inc.
  Davenport & Co, LLC                                    David Lerner Associates
  Digital Retirement Solutions                           DR, Inc.
  Dyatech                                                E*Trade Clearing LLC
  Edgewood                                               Edward D Jones & Co.
  Equitable Life / AXA                                   ERISA Administrative Svcs, Inc
  ExpertPlan.com                                         FAS Co. (FASCore/RK Pro)
  FBD Consulting                                         Ferris Baker Watts, Inc.
  Fidelity                                               First Clearing LLC
  First Southwest Co.                                    First Trust - Datalynx
  First Trust Corp                                       Franklin Templeton
  Geller Group                                           Great West Life
  H&R Block Financial Advisors, Inc.                     Hartford Life Insurance Co.
  HD Vest Investment Services                            Hewitt Associates
  HSBC Brokerage USA, Inc.                               ICMA - RC Services
  Independent Plan Coordinators                          Ingham Group
  Interactive Retirement Systems                         Invesmart
  Janney Montgomery Scott, Inc.                          JJB Hillard W L Lyons, Inc.
  John Hancock                                           JP Morgan
  July Business Services                                 Kaufman & Goble
  Legend Equities Co.                                    Legg Mason Wood Walker
  Lehman Brothers, Inc.                                  Liberty-Columbia 529 Program
  Lincoln Investment Planning, Inc.                      Lincoln National Life Insurance Co.
  Linsco Private Ledger Financial                        MassMutual
  Matrix Settlement & Clearance Services                 McDonald Investments, Inc.
  Mercer HR Services                                     Merrill Lynch
  Mesirow Financial, Inc.                                MetLife
  MFS Investment Management                              Mid Atlantic Capital Co.
  Milliman USA                                           Morgan Keegan & Co, Inc.
  Morgan Stanley Dean Witter                             Nathan & Lewis Securities, Inc.
  National City Bank                                     National Deferred Comp
  National Financial                                     National Investor Services Co.
  Nationwide                                             Newport Retirement Services
  Northwest Plan Services                                NY Life Benefits
  Oppenheimer & Co, Inc.                                 Peoples Securities, Inc.
  Pershing                                               PFPC
  Piper Jaffray & Co.                                    Plan Administrators
  Plan Member Securities                                 Primevest Financial Services, Inc.
  Principal Life Insurance                               Prudential
  PSMI Group                                             Quads Trust Company
  Raymond James & Associates, Inc.                       Reliastar
  Robert W Baird & Co.                                   RSM McGladrey
  Scott & Stringfellow, Inc.                             Scottrade, Inc.
  Southwest Securities, Inc.                             Standard Insurance Co
  Stanley, Hunt, Dupree & Rhine                          Stanton Group, Inc.
  Sterne Agee & Leach, Inc.                              Stifel Nicolaus & Co, Inc.
  Sun Trust Securities, Inc.                             Symetra
  T Rowe Price                                           The 401k Company
  The Princeton Retirement Group Inc.                    The Retirement Plan Company, LLC
  TruSource                                              TruSource Union Bank of CA
  UBS Financial Services, Inc.                           Unified Fund Services (UFS)
  US Clearing Co.                                        USAA Investment Management Co.
  USI Consulting Group                                   Valic
  Vanguard Group                                         Wachovia
  Web401K.com                                            Wedbush Morgan Securities
  Wells Fargo                                            Wilmington Trust

     Performance of the Fund

     Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment  performance.  Those terms include  "cumulative  total return,"  "average  annual total  return,"  "average  annual total return at net asset value" and "total return at net asset value." An  explanation of how total returns are  calculated  is set forth  below.  The charts  below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance  information by calling the Fund's Transfer Agent at  1.800.225.5677
or    by    visiting     the     OppenheimerFunds     Internet     website    at
www.oppenheimerfunds.com.

     The Fund's  illustrations  of its performance data in  advertisements  must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated.  In general,  any advertisement by the Fund of its  performance  data must  include  the  average  annual  total returns for the advertised class of shares of the Fund.

     Use of standardized performance calculations enables an investor to compare the Fund's  performance to the  performance of other funds for the same periods.
However,  a number of  factors  should be  considered  before  using the  Fund's performance information as a basis for comparison with other investments:

     o Total returns  measure the  performance of a hypothetical  account in the
Fund over various periods and do not show the performance of each  shareholder's account. Your account's performance will vary from the model performance data if your  dividends  are  received  in cash,  or you buy or sell  shares  during the period,  or you bought your shares at a different time and price than the shares used in the model.

     o The Fund's  performance  returns  may not  reflect the effect of taxes on dividends and capital gains distributions.

     o An  investment  in the  Fund is not  insured  by the  FDIC  or any  other government agency.

     o The  principal  value of the Fund's  shares,  and total  returns  are not guaranteed and normally will fluctuate on a daily basis.

     o When an investor's  shares are  redeemed,  they may be worth more or less than their original cost.

     o Total returns for any given past period represent historical  performance information  and are not, and should not be  considered,  a prediction of future returns.

     The  performance of each class of shares is shown  separately,  because the performance  of each class of shares will usually be different.  That is because of the different  kinds of expenses each class bears.  The total returns of each class of shares of the Fund are  affected by market  conditions,  the quality of the  Fund's  investments,  the  maturity  of  those  investments,  the  types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

     |X| Total Return Information.  There are different types of "total returns"
to measure  the  Fund's  performance.  Total  return is the change in value of a hypothetical  investment  in the Fund  over a given  period,  assuming  that all dividends and capital gains  distributions  are reinvested in additional  shares and that  the  investment  is  redeemed  at the end of the  period.  Because  of differences  in expenses  for each class of shares,  the total  returns for each class are separately  measured.  The cumulative total return measures the change in value over the entire  period (for  example,  ten years).  An average  annual total  return  shows the  average  rate of return for each year in a period that would  produce the  cumulative  total  return over the entire  period.  However, average annual total returns do not show actual  year-by-year  performance.  The
Fund uses  standardized  calculations for its total returns as prescribed by the
SEC. The methodology is discussed below.

     In calculating total returns for Class A shares,  the current maximum sales charge of 5.75% (as a  percentage  of the offering  price) is deducted  from the initial  investment  ("P" in the  formula  below)  (unless  the  return is shown without sales charge,  as described below).  For Class B shares,  payment of the applicable contingent deferred sales charge is applied,  depending on the period for which the return is shown:  5.0% in the first year, 4.0% in the second year,
3.0% in the third and fourth  years,  2.0% in the fifth year,  1.0% in the sixth year and none thereafter. For Class C shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period.  For Class N shares, the
1.0%  contingent  deferred sales charge is deducted for returns for the one-year period,  and total returns for the periods prior to 03/01/01 (the inception date for Class N shares) are based on the Fund's Class A returns, adjusted to reflect the higher Class N 12b-1 fees. There is no sales charge on Class Y shares.

     o Average  Annual Total Return.  The "average  annual total return" of each class  is an  average  annual  compounded  rate of  return  for  each  year in a specified number of years. It is the rate of return based on the change in value of a hypothetical  initial  investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

ERV   l/n      - 1     =Average Annual Total Return
  P

     o Average Annual Total Return (After Taxes on Distributions).  The "average annual total  return  (after  taxes on  distributions)"  of Class A shares is an average annual  compounded rate of return for each year in a specified number of years,  adjusted  to show the  effect of  federal  taxes  (calculated  using the
highest  individual   marginal  federal  income  tax  rates  in  effect  on  any reinvestment  date) on any  distributions  made by the Fund during the specified period.  It is the rate of return based on the change in value of a hypothetical initial  investment  of $1,000 ("P" in the  formula  below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that  investment,  after  taking  into  account  the  effect  of  taxes  on Fund distributions,  but not on the  redemption  of  Fund  shares,  according  to the following formula:

ATVD   l/n    - 1   = Average Annual Total Return (After Taxes on Distributions)
  P

     o  Average   Annual  Total  Return  (After  Taxes  on   Distributions   and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)"  of Class A shares is an average annual  compounded rate of return for each year in a  specified  number of years,  adjusted  to show the effect of federal taxes (calculated using the highest  individual  marginal federal income tax rates in effect on any reinvestment  date) on any distributions  made by the
Fund  during the  specified  period and the  effect of  capital  gains  taxes or capital loss tax benefits (each calculated using the highest federal  individual capital  gains tax rate in effect on the  redemption  date)  resulting  from the redemption  of the  shares  at the end of the  period.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P"
in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that  investment,  after taking into account the effect of taxes on Fund  distributions and on the redemption of Fund shares, according to the following formula:

ATVDR l/n - 1 = Average Annual Total Return (After Taxes on Distributions and
  P             Redemptions)

     o Cumulative  Total  Return.  The  "cumulative  total  return"  calculation measures  the change in value of a  hypothetical  investment  of $1,000  over an entire period of years. Its calculation uses some of the same factors as average annual  total  return,  but it does not  average the rate of return on an annual basis. Cumulative total return is determined as follows:

    ERV - P        = Total Return
----------------
       P

     o Total  Returns  at Net Asset  Value.  From time to time the Fund may also quote a  cumulative  or an average  annual  total  return  "at net asset  value"
(without  deducting  sales  charges)  for Class A,  Class B,  Class C or Class N shares.  There  is no  sales  charge  on  Class Y  shares.  Each is based on the difference  in net asset  value per  share at the  beginning  and the end of the
period  for  a  hypothetical   investment  in  that  class  of  shares  (without
considering  front-end  or  contingent  deferred  sales  charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

     Other Performance  Comparisons.  The Fund compares its performance annually to that of an  appropriate  broadly-based  market index in its Annual  Report to shareholders.  You can obtain that  information by contacting the Transfer Agent at the  addresses or telephone  numbers shown on the cover of this SAI. The Fund may also compare its performance to that of other  investments,  including other mutual  funds,  or  use  rankings  of its  performance  by  independent  ranking entities. Examples of these performance comparisons are set forth below.

     |X| Lipper Rankings.  From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc. ("Lipper"). Lipper is a widely-recognized  independent mutual fund monitoring  service.  Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment  styles.
The Lipper  performance  rankings  are based on total  returns  that include the reinvestment of capital gain  distributions and income dividends but do not take sales charges or taxes into  consideration.  Lipper also publishes  "peer-group"
indices of the  performance  of all mutual funds in a category  that it monitors and averages of the performance of the funds in particular categories.

     |X|  Morningstar  Ratings.  From time to time the Fund may publish the star rating of the  performance  of its classes of shares by  Morningstar,  Inc.,  an independent  mutual fund monitoring  service.  Morningstar rates mutual funds in their specialized market sector. The Fund is rated among the world stock funds.

     Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history, Morningstar calculates a Morningstar  Rating(TM)based on a Morningstar  Risk-Adjusted Return measure that accounts for variation in a fund's monthly  performance  (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward  variations  and rewarding  consistent  performance.  The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next
35% receive 3 stars,  the next 22.5% receive 2 stars, and the bottom 10% receive
1 star. (Each share class is counted as a fraction of one fund within this scale and rated  separately,  which may cause slight  variations  in the  distribution percentages.)  The  Overall  Morningstar  Rating  for a fund is  derived  from a weighted average of the performance  figures  associated with its three-,  five-
and ten-year (if applicable) Morningstar Rating metrics.

     |X|   Performance   Rankings  and   Comparisons   by  Other   Entities  and
Publications.  From time to time the Fund may include in its  advertisements and sales literature performance  information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's,
or similar  publications.  That information may include  performance  quotations from other sources,  including  Lipper and  Morningstar.  The performance of the
Fund's classes of shares may be compared in  publications  to the performance of various market indices or other investments, and averages,  performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

     Investors  may also wish to compare the returns on the Fund's share classes to the  return on  fixed-income  investments  available  from  banks and  thrift institutions.  Those include certificates of deposit,  ordinary  interest-paying checking  and  savings  accounts,  and  other  forms of fixed or  variable  time deposits,  and various other  instruments such as Treasury bills.  However,  the
Fund's  returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository  obligations may be insured  by the  FDIC  and may  provide  fixed  rates of  return.  Repayment  of principal  and payment of interest on Treasury  securities is backed by the full faith and credit of the U.S. government.

     From time to time, the Fund may publish  rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer  funds,  other than  performance  rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include  comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services.  They may be based upon the opinions of the rating or ranking  service  itself,  using its research or judgment, or based upon surveys of investors,  brokers, shareholders or others.

     From  time to time the Fund may  include  in its  advertisements  and sales literature the total return  performance of a  hypothetical  investment  account that  includes  shares of the Fund and other  Oppenheimer  funds.  The  combined account may be part of an illustration of an asset  allocation  model or similar presentation.  The account  performance may combine total return  performance of the Fund and the total return performance of other Oppenheimer funds included in the account.  Additionally,  from time to time,  the Fund's  advertisements  and
sales  literature  may  include,  for  illustrative  or  comparative   purposes,
statistical  data or other  information  about  general or  specific  market and economic  conditions.  That may include,  for example,  o information  about the performance of certain  securities or  commodities  markets or segments of those markets,  o  information  about the  performance  of the economies of particular countries  or  regions,  o the  earnings  of  companies  included in segments of particular industries,  sectors, securities markets, countries or regions, o the availability  of different  types of  securities or offerings of  securities,  o information  relating  to the gross  national or gross  domestic  product of the
United States or other  countries or regions,  o comparisons  of various  market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

     ABOUT YOUR ACCOUNT

--------------------------------------------------------------------------------
                                 How to Buy Shares
--------------------------------------------------------------------------------

     Additional  information  is  presented  below about the methods that can be used to buy shares of the Fund.  Appendix A contains more information  about the special sales charge arrangements  offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

     When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be  recorded  as a book entry on the  records of the Fund.  The
Fund will not issue or re-register physical share certificates.

     AccountLink.  When shares are purchased through AccountLink,  each purchase must be at least $50 and shareholders  must invest at least $500 before an Asset
Builder Plan  (described  below) can be established  on a new account.  Accounts established  prior  to  November  1,  2002  will  remain  at $25 for  additional purchases.  Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated  Clearing House ("ACH")  transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH  transfers on the business day the Fund  receives  Federal  Funds for the purchase  through the ACH system before the close of the New York Stock Exchange
(the "NYSE").  The NYSE normally  closes at 4:00 p.m.,  but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular  business day. The proceeds of ACH transfers are normally  received by the Fund three days after the transfers are initiated. If the proceeds of the
ACH transfer are not received on a timely basis,  the  Distributor  reserves the right  to  cancel  the  purchase  order.  The  Distributor  and the Fund are not responsible  for any delays in purchasing  shares  resulting  from delays in ACH transmissions.

     Reduced  Sales  Charges.  As discussed in the  Prospectus,  a reduced sales charge rate may be obtained for Class A shares under Right of  Accumulation  and
Letters of Intent  because of the  economies of sales  efforts and  reduction in expenses realized by the Distributor,  dealers and brokers making such sales. No sales charge is imposed in certain other  circumstances  described in Appendix A to this SAI  because the  Distributor  or dealer or broker  incurs  little or no selling expenses.

     The Oppenheimer  Funds.  The  Oppenheimer  funds are those mutual funds for which  the  Distributor  acts  as the  distributor  and  currently  include  the following:

Oppenheimer AMT-Free Municipals                             Oppenheimer MidCap Fund
Oppenheimer AMT-Free New York Municipals                    Oppenheimer New Jersey Municipal Fund
Oppenheimer Balanced Fund                                   Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Baring China Fund                               Oppenheimer Portfolio Series:
Oppenheimer Baring Japan Fund                                   Active Allocation Fund
Oppenheimer Baring SMA International Fund                       Equity Investor Fund
Oppenheimer Core Bond Fund                                      Conservative Investor Fund
Oppenheimer California Municipal Fund                           Moderate Investor Fund
Oppenheimer Capital Appreciation Fund                       Oppenheimer Principal Protected Main Street Fund
Oppenheimer Capital Income Fund                             Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Champion Income Fund                            Oppenheimer Principal Protected Main Street Fund III
Oppenheimer Commodity Strategy Total Return Fund            Oppenheimer Quest Balanced Fund
Oppenheimer Convertible Securities Fund                     Oppenheimer Equity Income Fund, Inc.
Oppenheimer Developing Markets Fund                         Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Discovery Fund                                  Oppenheimer Quest Opportunity Value Fund
Oppenheimer Dividend Growth Fund                            Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Emerging Growth Fund                            Oppenheimer Real Estate Fund
Oppenheimer Emerging Technologies Fund                      Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Enterprise Fund                                 Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Equity Fund, Inc.                               Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Global Fund                                     Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Global Opportunities Fund                       Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Gold & Special Minerals Fund                    Oppenheimer Rochester National Municipals
Oppenheimer Growth Fund                                     Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer International Bond Fund                         Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer International Diversified Fund                  Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer International Growth Fund                       Oppenheimer Select Value Fund
Oppenheimer International Small Company Fund                Oppenheimer Senior Floating Rate Fund
Oppenheimer International Value Fund                        Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Limited Term California Municipal Fund          Oppenheimer SMA Core Bond Fund
Oppenheimer Limited-Term Government Fund                    Oppenheimer SMA International Bond Fund
Oppenheimer Limited Term Municipal Fund                     Oppenheimer Strategic Income Fund
Oppenheimer Main Street Fund                                Oppenheimer U.S. Government Trust
Oppenheimer Main Street Opportunity Fund                    Oppenheimer Value Fund
Oppenheimer Main Street Small Cap Fund                      Limited-Term New York Municipal Fund
                                                            Rochester Fund Municipals

LifeCycle Funds
   Oppenheimer Transition 2010 Fund
   Oppenheimer Transition 2015 Fund
   Oppenheimer Transition 2020 Fund
   Oppenheimer Transition 2030 Fund

And the following money market funds:                       Centennial Government Trust
Oppenheimer Cash Reserves                                   Centennial Money Market Trust
Oppenheimer Institutional Money Market Fund                 Centennial New York Tax Exempt Trust
Oppenheimer Money Market Fund, Inc.                         Centennial Tax Exempt Trust
Centennial California Tax Exempt Trust

     There is an initial  sales charge on the purchase of Class A shares of each of the Oppenheimer  funds  described above except the money market funds.  Under certain  circumstances  described  in this SAI,  redemption  proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

     Letters of Intent. Under a Letter of Intent ("Letter"),  you can reduce the sales  charge  rate  that  applies  to your  purchases  of Class A shares if you purchase  Class A,  Class B or Class C shares  of the Fund or other  Oppenheimer funds during a 13-month  period.  The total amount of your purchases of Class A,
Class B and Class C shares will  determine the sales charge rate that applies to your Class A share  purchases  during that period.  Purchases made up to 90 days before the date that you submit a Letter will be included in that determination.
Class A shares of  Oppenheimer  Money Market Fund,  Inc.  and  Oppenheimer  Cash
Reserves  on which you have not paid a sales  charge  and any Class N shares you purchase,  or may have  purchased,  will not be counted  towards  satisfying the purchases specified in a Letter.

     A Letter is an investor's statement in writing to the Distributor of his or her  intention  to  purchase a  specified  value of Class A, Class B and Class C shares of the Fund and other  Oppenheimer  funds  during a 13-month  period (the
"Letter  period").  The  Letter  states  the  investor's  intention  to make the aggregate  amount of  purchases  of shares which will equal or exceed the amount specified in the Letter.  Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e. without paying a front-end or contingent  deferred  sales charge) do not count toward  satisfying the amount of the Letter.

     Each  purchase  of  Class A shares  under  the  Letter  will be made at the offering  price  (including  the  sales  charge)  that  would  apply to a single lump-sum  purchase of shares in the amount  intended to be  purchased  under the
Letter.

     In  submitting  a Letter,  the  investor  makes no  commitment  to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that  period,  do not equal or exceed the  intended  purchase amount,  the  investor  agrees  to pay the  additional  amount  of sales  charge applicable  to such  purchases.  That amount is  described in "Terms of Escrow,"
below (those  terms may be amended by the  Distributor  from time to time).  The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the  Transfer  Agent  subject  to the Terms of Escrow.
Also, the investor agrees to be bound by the terms of the  Prospectus,  this SAI and the application used for a Letter.  If those terms are amended,  as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

     If the total eligible  purchases made during the Letter period do not equal or exceed the intended purchase amount,  the concessions  previously paid to the dealer of record for the account and the amount of sales charge  retained by the
Distributor  will be adjusted to the rates applicable to actual total purchases.
If total  eligible  purchases  during the  Letter  period  exceed  the  intended purchase  amount  and exceed  the  amount  needed to qualify  for the next sales charge rate reduction set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer  returns  to the  Distributor  the  excess of the  amount of  concessions allowed or paid to the dealer over the amount of  concessions  that apply to the actual amount of purchases.  The excess concessions  returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the
Distributor's receipt thereof.

     The Transfer  Agent will not hold shares in escrow for  purchases of shares of Oppenheimer funds by OppenheimerFunds  prototype 401(k) plans under a Letter.
If  the  intended   purchase   amount   under  a  Letter   entered  into  by  an
OppenheimerFunds  prototype  401(k) plan is not purchased by the plan by the end of the Letter  period,  there will be no adjustment of  concessions  paid to the broker-dealer  or financial  institution of record for accounts held in the name of that plan.

     In determining  the total amount of purchases  made under a Letter,  shares redeemed by the investor  prior to the  termination of the Letter period will be deducted.  It is the  responsibility of the dealer of record and/or the investor to advise the Distributor  about the Letter when placing any purchase orders for the  investor  during  the Letter  period.  All of such  purchases  must be made through the Distributor.

     |X| Terms of Escrow That Apply to Letters of Intent.

     1. Out of the initial purchase (or subsequent  purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount  specified in the Letter shall be held in escrow by the Transfer
Agent. For example, if the intended purchase amount is $50,000, the escrow shall be  shares  valued  in the  amount of $2,500  (computed  at the  offering  price adjusted for a $50,000 purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

     2. If the total minimum investment  specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

     3.  If,  at the end of the  13-month  Letter  period  the  total  purchases pursuant to the Letter are less than the intended  purchase amount  specified in the Letter,  the investor must remit to the  Distributor  an amount equal to the difference  between the dollar  amount of sales  charges  actually  paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time.  That sales charge  adjustment will apply to any shares  redeemed  prior to the  completion of the Letter.  If the  difference in sales  charges  is not  paid  within  twenty  days  after  a  request  from  the
Distributor  or the  dealer,  the  Distributor  will,  within  sixty days of the expiration  of the Letter,  redeem the number of escrowed  shares  necessary  to realize such difference in sales charges.  Full and fractional  shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

     4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

     5. The shares  eligible  for  purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include:

     (a) Class A shares sold with a front-end sales charge or subject to a Class
A contingent deferred sales charge,

     (b) Class B and Class C shares of other  Oppenheimer funds acquired subject to a contingent deferred sales charge, and

     (c) Class A, Class B or Class C shares  acquired  by exchange of either (1)
Class A shares of one of the other  Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B or Class
C shares of one of the other  Oppenheimer  funds that were acquired subject to a contingent deferred sales charge.

     6. Shares held in escrow  hereunder  will  automatically  be exchanged  for shares of another  fund to which an exchange is  requested,  as described in the section of the Prospectus  entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

     Asset Builder  Plans.  As explained in the  Prospectus,  you must initially establish  your  account  with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase  additional  shares directly from a bank account for as little as $50. For those accounts  established  prior to November
1, 2002 and which have previously  established  Asset Builder Plans,  additional purchases  will remain at $25.  Shares  purchased by Asset Builder Plan payments from bank  accounts  are  subject  to the  redemption  restrictions  for  recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member.  Asset  Builder  Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

     If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made
two  business  days  prior  to  the  investment   dates  you  selected  on  your
application.  Neither the Distributor,  the Transfer Agent nor the Fund shall be responsible  for any delays in purchasing  shares that result from delays in ACH transmissions.

     Before you establish Asset Builder payments, you should obtain a prospectus of the selected  fund(s) from your financial  advisor (or the  Distributor)  and request an application from the Distributor. Complete the application and return
it. You may change the amount of your Asset Builder payment or you can terminate these automatic  investments at any time by writing to the Transfer  Agent.  The
Transfer  Agent  requires a  reasonable  period  (approximately  10 days)  after receipt of your  instructions  to implement them. The Fund reserves the right to amend,  suspend or discontinue  offering Asset Builder plans at any time without prior notice.

     Retirement  Plans.  Certain  types of  retirement  plans  are  entitled  to purchase  shares of the Fund without  sales  charges or at reduced  sales charge rates,  as described  in Appendix A to this SAI.  Certain  special  sales charge arrangements  described in that Appendix apply to retirement plans whose records are maintained on a daily  valuation  basis by Merrill Lynch Pierce Fenner &
Smith,  Inc.  ("Merrill  Lynch")  or an  independent  record  keeper  that has a contract or special  arrangement  with Merrill  Lynch.  If, on the date the plan sponsor signed the Merrill Lynch record keeping service agreement,  the plan had less than $1 million in assets  invested in applicable  investments  (other than assets  invested in money market funds),  then the retirement  plan may purchase only Class C shares of the Oppenheimer  funds.  If, on the date the plan sponsor signed the Merrill  Lynch  record  keeping  service  agreement,  the plan had $1 million  or more in  assets  but less than $5  million  in  assets  invested  in applicable  investments (other than assets invested in money market funds), then the retirement plan may purchase only Class N shares of the  Oppenheimer  funds.
If, on the date the plan sponsor signed the Merrill Lynch record keeping service agreement,  the plan had $5 million  or more in assets  invested  in  applicable investments  (other  than  assets  invested  in money  market  funds),  then the retirement  plan may  purchase  only  Class A shares of the  Oppenheimer  funds.
OppenheimerFunds  has entered  into  arrangements  with certain  record  keepers whereby the Transfer Agent  compensates the record keeper for its record keeping and account  servicing  functions that it performs on behalf of the  participant accounts in a retirement  plan.  While such  compensation  may act to reduce the record  keeping  fees  charged by the  retirement  plan's  record  keeper,  that compensation  arrangement may be terminated at any time,  potentially  affecting the record keeping fees charged by the retirement plan's record keeper.

     Cancellation  of Purchase  Orders.  Cancellation of purchase orders for the
Fund's  shares  (for  example,  when a purchase  check is  returned  to the Fund unpaid)  causes a loss to be  incurred  when the net asset  values of the Fund's shares on the cancellation  date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset  value per share  multiplied by the number of shares in the purchase  order.  The investor is responsible for that  loss.  If the  investor  fails to  compensate  the Fund for the loss,  the
Distributor  will do so. The Fund may reimburse the  Distributor for that amount by redeeming shares from any account  registered in that investor's name, or the
Fund or the Distributor may seek other redress.

     Classes of Shares.  Each class of shares of the Fund represents an interest in the same  portfolio  of  investments  of the Fund.  However,  each  class has different  shareholder  privileges and features.  The net income attributable to
Class B, Class C or Class N shares and the dividends payable on Class B, Class C or Class N shares will be reduced by  incremental  expenses borne solely by that class.  Those expenses  include the asset-based  sales charges to which Class B,
Class C and Class N shares are subject.

     The  availability  of  different  classes of shares  permits an investor to choose  the  method  of  purchasing  shares  that  is more  appropriate  for the investor.  That may depend on the amount of the purchase, the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.  Class A shares  normally are sold  subject to an initial  sales  charge.  While Class B,
Class C and Class N shares  have no initial  sales  charge,  the  purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class
N shares is the same as that of the initial  sales charge on Class A shares - to compensate the Distributor and brokers,  dealers and financial institutions that sell shares of the Fund. A salesperson  who is entitled to receive  compensation from his or her firm for selling  Fund shares may  receive  different  levels of compensation for selling one class of shares rather than another.

     The Distributor  will not accept a purchase order of more than $100,000 for
Class B shares or a purchase  order of $1 million  or more to  purchase  Class C shares on behalf of a single  investor (not  including  dealer  "street name" or omnibus accounts).

     Class B, Class C or Class N shares may not be  purchased  by a new investor
directly  from  the  Distributor   without  the  investor   designating  another
registered broker-dealer.

     Class A Shares  Subject to a  Contingent  Deferred  Sales  Charge.  Under a
special arrangement with the Distributor, for purchases of Class A shares at net asset  value,  whether or not subject to a contingent  deferred  sales charge as described  in  the  Prospectus,  no  sales  concessions  will  be  paid  to  the broker-dealer of record on sales of Class A shares purchased with the redemption proceeds of shares of another  mutual fund offered as an investment  option in a retirement  plan in which  Oppenheimer  funds  are also  offered  as  investment options,  if the purchase occurs more than 30 days after the  Oppenheimer  funds are added as an investment option under that plan. Additionally, that concession will not be paid on Class A share  purchases by a retirement  plan that are made with the redemption  proceeds of Class N shares of an  Oppenheimer  fund held by the plan for more than 18 months.

     |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder.  If those laws or the IRS  interpretation  of those laws should change,  the automatic  conversion  feature may be suspended.  In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder,  and absent  such  exchange,  Class B shares  might  continue to be subject to the asset-based sales charge for longer than six years.

     |X|  Availability of Class N Shares.  In addition to the description of the types of  retirement  plans which may purchase  Class N shares  contained in the prospectus, Class N shares also are offered to the following:

     o to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),

     o  to  all  rollover   contributions   made  to  Individual  401(k)  plans,
Profit-Sharing Plans and Money Purchase Pension Plans,

     o to all direct  rollovers  from  OppenheimerFunds-sponsored  Pinnacle  and
Ascender retirement plans,

     o to all trustee-to-trustee IRA transfers,

     o to all 90-24 type 403(b) transfers,

     o to Group  Retirement  Plans (as  defined in Appendix A to this SAI) which have entered into a special agreement with the Distributor for that purpose,

     o to Retirement  Plans  qualified  under  Sections  401(a) or 401(k) of the
Internal  Revenue  Code,  the  recordkeeper  or the plan  sponsor  for which has entered into a special agreement with the Distributor,

     o to Retirement  Plans of a plan sponsor where the aggregate  assets of all such plans invested in the Oppenheimer funds is $500,000 or more,

     o to Retirement  Plans with at least 100 eligible  employees or $500,000 or more in plan assets,

     o to  OppenheimerFunds-sponsored  Ascender  401(k)  plans  that pay for the purchase  with  the  redemption  proceeds  of  Class  A  shares  of one or  more
Oppenheimer  funds, and o to certain customers of  broker-dealers  and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

     The sales  concession  and the advance of the service  fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:

     o  purchases  of  Class  N  shares  in  amounts  of  $500,000  or more by a retirement plan that pays for the purchase with the redemption proceeds of Class
A  shares  of one or  more  Oppenheimer  funds  (other  than  rollovers  from an
OppenheimerFunds-sponsored  Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),

     o  purchases  of  Class  N  shares  in  amounts  of  $500,000  or more by a retirement plan that pays for the purchase with the redemption proceeds of Class
C shares  of one or more  Oppenheimer  funds  held by the plan for more than one year  (other  than  rollovers  from an  OppenheimerFunds-sponsored  Pinnacle  or
Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and

     o on purchases of Class N shares by an OppenheimerFunds-sponsored  Pinnacle or Ascender  401(k) plan made with the redemption  proceeds of Class A shares of one or more Oppenheimer funds.

     No  sales  concessions  will be paid to the  broker-dealer  of  record,  as described  in the  Prospectus,  on sales of  Class N shares  purchased  with the redemption  proceeds of shares of another  mutual fund offered as an  investment option in a  retirement  plan in which  Oppenheimer  funds are also  offered  as investment  options under a special  arrangement  with the  Distributor,  if the purchase  occurs more than 30 days after the  Oppenheimer  funds are added as an investment option under that plan.

     |X|  Allocation of Expenses.  The Fund pays  expenses  related to its daily operations,  such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However,  those expenses reduce the net asset values of shares,  and  therefore  are  indirectly  borne by  shareholders through their investment.

     The  methodology  for  calculating  the  net  asset  value,  dividends  and distributions  of the Fund's  share  classes  recognizes  two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class,  and then  equally to each  outstanding  share  within a given  class.  Such  general expenses include  management fees, legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current  shareholders,  fees to unaffiliated
Trustees,  custodian expenses,  share issuance costs,  organization and start-up costs, interest,  taxes and brokerage commissions,  and non-recurring  expenses, such as litigation costs.

     Other  expenses that are directly  attributable  to a particular  class are allocated equally to each outstanding share within that class.  Examples of such expenses  include  distribution  and service  plan  (12b-1)  fees,  transfer and shareholder servicing agent fees and expenses,  and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

     Fund  Account  Fees.  As stated in the  Prospectus,  a $12 annual  "Minimum
Balance Fee" is assessed on each Fund account with a share balance  valued under
$500.  The Minimum  Balance Fee is  automatically  deducted  from each such Fund account in September.

     Listed  below  are  certain  cases in which  the Fund has  elected,  in its discretion, not to assess the Fund Account Fees. These exceptions are subject to change:

     o A Fund account whose shares were  acquired  after  September  30th of the prior year;

     o A Fund  account  that  has a  balance  below  $500  due to the  automatic conversion of shares from Class B to Class A shares.  However,  once all Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum Balance Fee;

     o Accounts of  shareholders  who elect to access  their  account  documents electronically via eDoc Direct;

     o A Fund account that has only certificated shares and, has a balance below
$500 and is being escheated;

     o Accounts of shareholders that are held by  broker-dealers  under the NSCC
Fund/SERV system;

     o Accounts held under the Oppenheimer Legacy Program and/or holding certain
Oppenheimer Variable Account Funds;

     o Omnibus  accounts  holding  shares  pursuant to the  Pinnacle,  Ascender,
Custom Plus,  Record(k)eeper Pro and Pension Alliance  Retirement Plan programs;
and

     o A fund  account  that falls below the $500  minimum  solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

     To access account documents  electronically via eDocs Direct,  please visit the  Service  Center on our  website at  www.oppenheimerfunds.com  and click the hyperlink "Sign Up for Electronic  Document  Delivery" under the heading "I Want
To," or call 1.888.470.0862 for instructions.

     The  Fund  reserves  the  authority  to  modify  Fund  Account  Fees in its discretion.

     Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are  determined  as of the close of business of the  NYSE on each day that  the  NYSE is  open.  The  calculation  is done by dividing  the value of the  Fund's  net  assets  attributable  to a class by the number of shares of that class that are outstanding. The NYSE normally closes at
4:00 p.m.,  Eastern time, but may close earlier on some other days (for example, in case of weather  emergencies or on days falling before a U.S.  holiday).  All references  to time in this SAI mean  "Eastern  time."  The NYSE's  most  recent annual  announcement  (which is subject to change)  states that it will close on
New Year's Day,  Martin  Luther King,  Jr. Day,  Presidents'  Day,  Good Friday,
Memorial Day,  Independence Day, Labor Day,  Thanksgiving Day and Christmas Day.
It may also close on other days.

     Dealers other than NYSE members may conduct  trading in certain  securities on days on which the NYSE is closed  (including  weekends and holidays) or after
4:00 p.m. on a regular  business  day.  Because the Fund's net asset values will not be  calculated  on those days,  the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem
shares.   Additionally,   trading   on  many   foreign   stock   exchanges   and
over-the-counter markets normally is completed before the close of the NYSE.

     Changes in the values of securities  traded on foreign exchanges or markets as a result of  events  that  occur  after the  prices of those  securities  are determined,  but  before  the close of the NYSE,  will not be  reflected  in the
Fund's  calculation  of its  net  asset  values  that  day  unless  the  Manager determines  that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the
Manager, as applicable,  may establish a valuation, under procedures established by the Board and subject to the approval,  ratification  and confirmation by the
Board at its next ensuing meeting.

     |X|  Securities  Valuation.  The Fund's Board of Trustees  has  established procedures  for  the  valuation  of the  Fund's  securities.  In  general  those procedures are as follows:

     o Equity  securities  traded on a U.S.  securities  exchange  are valued as follows:

     (1) if last sale information is regularly reported,  they are valued at the last reported sale price on the principal  exchange on which they are traded, on that day, or

     (2) if last sale information is not available on a valuation date, they are valued at the last  reported sale price  preceding  the valuation  date if it is within the spread of the closing "bid" and "asked"  prices on the valuation date or, if not, at the closing "bid" price on the valuation date.

     o Equity securities traded on a foreign  securities  exchange generally are valued in one of the following ways:

     (1) at the last sale price available to the pricing service approved by the
Board of Trustees, or

     (2) at the last sale price  obtained by the Manager  from the report of the principal  exchange on which the security is traded at its last trading  session on or immediately before the valuation date, or

     (3) at the mean  between the "bid" and  "asked"  prices  obtained  from the principal  exchange  on  which  the  security  is  traded  or,  on the  basis of reasonable inquiry, from two market makers in the security.

     o Long-term  debt  securities  having a remaining  maturity in excess of 60 days  are  valued  based  on the mean  between  the  "bid"  and  "asked"  prices determined  by a  portfolio  pricing  service  approved  by the Fund's  Board of
Trustees  or  obtained  by the  Manager  from two  active  market  makers in the security on the basis of reasonable inquiry.

     o The  following  securities  are valued at the mean  between the "bid" and
"asked" prices  determined by a pricing service  approved by the Fund's Board of
Trustees  or  obtained  by the  Manager  from two  active  market  makers in the security on the basis of reasonable inquiry:

     (1) debt  instruments  that  have a  maturity  of more  than 397 days  when issued,

     (2) debt  instruments  that had a maturity  of 397 days or less when issued and have a remaining maturity of more than 60 days, and

     (3) non-money  market debt  instruments  that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

     o The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:

     (1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining  maturity of 60 days or less, and

     (2) debt  instruments  held by a money  market  fund that have a  remaining maturity of 397 days or less.

     o Securities (including restricted securities) not having readily-available market  quotations  are  valued  at fair  value  determined  under  the  Board's procedures. If the Manager is unable to locate two market makers willing to give quotes,  a  security  may be priced at the mean  between  the "bid" and  "asked"
prices  provided by a single  active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

     In the  case of U.S.  government  securities,  mortgage-backed  securities, corporate bonds and foreign government securities, when last sale information is not generally  available,  the Manager may use pricing services  approved by the
Board of  Trustees.  The pricing  service may use  "matrix"  comparisons  to the prices for comparable  instruments on the basis of quality,  yield and maturity.
Other  special  factors may be involved  (such as the  tax-exempt  status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing  services.  That  monitoring may include  comparing  prices used for portfolio valuation to actual sales prices of selected securities.

     The closing prices in the New York foreign  exchange market on a particular business  day that are  provided  to the  Manager  by a bank,  dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

     Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded,  as determined by a pricing service  approved by the Board of  Trustees  or by the  Manager.  If there were no sales that day, they shall be valued at the last sale price on the  preceding  trading day if it is within the spread of the closing  "bid" and "asked"  prices on the  principal exchange on the valuation date. If not, the value shall be the closing bid price on the principal  exchange on the valuation  date. If the put, call or future is not  traded on an  exchange,  it shall be valued by the mean  between  "bid" and
"asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

     When the Fund writes an option,  an amount equal to the premium received is included  in the Fund's  Statement  of Assets and  Liabilities  as an asset.  An equivalent credit is included in the liability  section.  The credit is adjusted
("marked-to-market")  to reflect the  current  market  value of the  option.  In determining the Fund's gain on investments, if a call or put written by the Fund is exercised,  the proceeds are increased by the premium received.  If a call or put  written  by the Fund  expires,  the Fund  has a gain in the  amount  of the premium. If the Fund enters into a closing purchase transaction,  it will have a gain or loss,  depending  on whether the premium  received was more or less than the cost of the closing  transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying  investment is reduced by the amount of premium paid by the Fund.

     How to Sell Shares

     The  information  below  supplements the terms and conditions for redeeming shares set forth in the Prospectus.

     Sending  Redemption  Proceeds by Federal Funds Wire. The Federal Funds wire of redemption  proceeds may be delayed if the Fund's  custodian bank is not open for  business  on a day when the Fund would  normally  authorize  the wire to be made,  which is usually the Fund's  next  regular  business  day  following  the redemption.  In those circumstances,  the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed  shares  awaiting  transfer by Federal Funds wire.

     Reinvestment  Privilege.  Within six months of a redemption,  a shareholder may reinvest all or part of the redemption proceeds of:

     o Class A shares  purchased  subject to an initial  sales charge or Class A shares on which a contingent deferred sales charge was paid, or

     o Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

     The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.  Reinvestment  will be at the net asset value next computed  after the Transfer  Agent  receives the reinvestment  order.  The  shareholder  must  ask the  Transfer  Agent  for that privilege at the time of reinvestment. This privilege does not apply to Class C,
Class N or Class Y shares.  The Fund may amend,  suspend or cease  offering this reinvestment  privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

     Any  capital  gain that was  realized  when the  shares  were  redeemed  is taxable,  and reinvestment  will not alter any capital gains tax payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending  on the  timing  and  amount  of the reinvestment.  Under the Internal  Revenue Code, if the  redemption  proceeds of
Fund  shares on which a sales  charge was paid are  reinvested  in shares of the
Fund or another of the Oppenheimer  funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge  paid.  That would reduce the loss or increase the gain  recognized  from the  redemption.  However,  in that case the sales  charge  would  be  added  to the  basis  of the  shares  acquired  by the reinvestment of the redemption proceeds.

     Payments "In Kind". The Prospectus  states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine  that it would be detrimental to the best interests of the remaining  shareholders of the Fund to make payment of a redemption  order wholly or partly in cash. In that case, the Fund may pay the redemption  proceeds in whole or in part by a  distribution  "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

     The Fund has  elected to be  governed  by Rule 18f-1  under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any
90-day  period for any one  shareholder.  If shares are  redeemed  in kind,  the redeeming  shareholder  might  incur  brokerage  or other  costs in selling  the securities for cash. The Fund will value  securities  used to pay redemptions in kind  using the same  method  the Fund uses to value  its  portfolio  securities described  above  under  "Determination  of Net Asset  Values Per  Share."  That
valuation will be made as of the time the redemption price is determined.

     Involuntary  Redemptions.  The Fund's  Board of  Trustees  has the right to cause the  involuntary  redemption  of the  shares  held in any  account  if the aggregate  net asset  value of those  shares  is less  than $200 or such  lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an  account if the  aggregate  net asset  value of such  shares has fallen below the stated  minimum solely as a result of market  fluctuations.  If the Board exercises this right, it may also fix the  requirements for any notice to be given to the  shareholders in question (not less than 30 days).  The Board
may   alternatively  set  requirements  for  the  shareholder  to  increase  the investment,  or set other terms and  conditions  so that the shares would not be involuntarily redeemed.

     Transfers of Shares.  A transfer of shares to a different  registration  is not an event that triggers the payment of sales charges.  Therefore,  shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares. When shares  subject to a  contingent  deferred  sales  charge are  transferred,  the transferred shares will remain subject to the contingent  deferred sales charge.
It  will  be  calculated  as if the  transferee  shareholder  had  acquired  the transferred  shares in the same manner and at the same time as the  transferring shareholder.

     If less than all shares  held in an account are  transferred,  and some but not all shares in the account  would be subject to a contingent  deferred  sales charge if redeemed at the time of  transfer,  the  priorities  described  in the
Prospectus  under "How to Buy Shares" for the imposition of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

     Distributions  From  Retirement  Plans.  Requests  for  distributions  from
OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,  SIMPLE IRAs,  403(b)(7)  custodial plans,  401(k) plans or pension or  profit-sharing  plans should be addressed to
"Trustee,  OppenheimerFunds  Retirement  Plans," c/o the  Transfer  Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this SAI. The request must:

     (1) state the reason for the distribution;

     (2) state the owner's  awareness of tax  penalties if the  distribution  is premature; and

     (3) conform to the requirements of the plan and the Fund's other redemption requirements.

     Participants     (other    than    self-employed    plan    sponsors)    in
OppenheimerFunds-sponsored  pension or  profit-sharing  plans with shares of the
Fund  held in the name of the plan or its  fiduciary  may not  directly  request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

     Distributions  from pension and profit sharing plans are subject to special requirements  under the Internal Revenue Code and certain  documents  (available from the Transfer  Agent) must be completed and submitted to the Transfer  Agent before the  distribution  may be made.  Distributions  from retirement plans are subject to  withholding  requirements  under the Internal  Revenue Code, and IRS
Form W-4P  (available from the Transfer Agent) must be submitted to the Transfer
Agent with the distribution request, or the distribution may be delayed.  Unless
the   shareholder   has  provided  the  Transfer  Agent  with  a  certified  tax identification  number,  the Internal Revenue Code requires that tax be withheld from any distribution  even if the shareholder  elects not to have tax withheld.
The Fund,  the  Manager,  the  Distributor,  and the  Transfer  Agent  assume no responsibility to determine  whether a distribution  satisfies the conditions of applicable tax laws and will not be responsible  for any tax penalties  assessed in connection with a distribution.

     Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers  on behalf of their  customers.  Shareholders  should  contact  their broker or dealer to arrange this type of redemption.  The  repurchase  price per share will be the net asset value next computed after the  Distributor  receives an order placed by the dealer or broker.  However, if the Distributor receives a repurchase  order  from a dealer  or  broker  after  the  close of the NYSE on a regular  business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers  prior to the time the NYSE closes.  Normally,  the NYSE closes at 4:00 p.m., but may do so earlier on some days.

     Ordinarily,  for accounts redeemed by a broker-dealer under this procedure, payment  will be made  within  three  business  days after the shares  have been redeemed upon the Distributor's  receipt of the required redemption documents in proper  form.  The  signature(s)  of the  registered  owners  on the  redemption documents must be guaranteed as described in the Prospectus.

     Automatic  Withdrawal and Exchange  Plans.  Investors  owning shares of the
Fund valued at $5,000 or more can authorize the Transfer  Agent to redeem shares
(having  a  value  of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the  shareholder for receipt of the payment.  Automatic  withdrawals of up to $1,500 per month may be requested  by  telephone  if  payments  are to be made by check  payable  to all shareholders of record.  Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

     Payments are normally made by check,  but shareholders  having  AccountLink privileges  (see "How To Buy Shares") may arrange to have  Automatic  Withdrawal
Plan  payments  transferred  to the  bank  account  designated  on  the  account application or by signature-guaranteed  instructions sent to the Transfer Agent.
Shares are  normally  redeemed  pursuant to an Automatic  Withdrawal  Plan three business  days  before the  payment  transmittal  date you select in the account application.  If a contingent  deferred sales charge applies to the  redemption, the amount of the check or payment will be reduced accordingly.

     The Fund cannot guarantee  receipt of a payment on the date requested.  The
Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular additional Class A share purchases while participating in an Automatic  Withdrawal Plan. Class B, Class C
and Class N  shareholders  should  not  establish  automatic  withdrawal  plans, because of the potential  imposition of the contingent  deferred sales charge on such  withdrawals  (except  where  the  Class B,  Class C or Class N  contingent deferred sales charge is waived as described in Appendix A to this SAI).

     By requesting an Automatic  Withdrawal or Exchange  Plan,  the  shareholder agrees to the terms and  conditions  that apply to such plans,  as stated below.
These  provisions  may be  amended  from  time to time by the  Fund  and/or  the
Distributor.  When adopted,  any amendments will automatically apply to existing
Plans.

     |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to  automatically  exchange  a  pre-determined  amount of shares of the Fund for shares (of the same class) of other  Oppenheimer  funds that offer the  exchange privilege  on a  monthly,  quarterly,  semi-annual  or  annual  basis  under  an
Automatic  Exchange Plan. The minimum amount that may be exchanged to each other fund  account is $50.  Instructions  should be provided on the  OppenheimerFunds application  or  signature-guaranteed  instructions.  Exchanges made under these plans are subject to the  restrictions  that apply to  exchanges as set forth in
"How to Exchange Shares" in the Prospectus and below in this SAI.

     Automatic  Withdrawal  Plans.  Fund shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired  without  a sales  charge  will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains distributions  will be redeemed next,  followed by shares  acquired with a sales charge, to the extent necessary to make withdrawal payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

     The Transfer Agent will administer the investor's Automatic Withdrawal Plan as  agent  for the  shareholder(s)  (the  "Planholder")  who  executed  the plan authorization and application  submitted to the Transfer Agent. Neither the Fund nor the  Transfer  Agent shall incur any  liability  to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer the plan. Share certificates will not be issued for shares of the Fund purchased for and held under the plan,  but the Transfer  Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder  may be  surrendered  unendorsed to the Transfer Agent with the plan  application so that the shares  represented by the  certificate may be held under the plan.

     For  accounts  subject to  Automatic  Withdrawal  Plans,  distributions  of capital gains must be  reinvested  in shares of the Fund,  which will be done at net asset value without a sales charge.  Dividends on shares held in the account may be paid in cash or reinvested.

     Shares will be redeemed to make withdrawal  payments at the net asset value per share  determined on the redemption  date.  Checks or  AccountLink  payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date  selected for receipt of the payment,  according to the choice specified in writing by the Planholder.  Receipt of payment on the date selected cannot be guaranteed.

     The amount and the  interval of  disbursement  payments  and the address to which  checks  are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the  Planholder  by writing to the  Transfer  Agent.  The
Planholder should allow at least two weeks' time after mailing such notification for the requested  change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan.  That  notice  must be in proper form in  accordance with the requirements of the then-current  Prospectus of the Fund. In that case, the Transfer  Agent will redeem the number of shares  requested at the net asset value  per  share  in  effect  and will  mail a check  for the  proceeds  to the
Planholder.

     The  Planholder may terminate a plan at any time by writing to the Transfer
Agent.  The Fund may also give  directions to the Transfer  Agent to terminate a plan. The Transfer Agent will also terminate a plan upon its receipt of evidence satisfactory  to it that the  Planholder  has died or is legally  incapacitated.
Upon  termination of a plan by the Transfer Agent or the Fund,  shares that have not  been  redeemed  will  be  held in  uncertificated  form in the  name of the
Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper  instructions  are received from the Planholder, his or her executor or guardian, or another authorized person.

     If the  Transfer  Agent ceases to act as transfer  agent for the Fund,  the
Planholder will be deemed to have appointed any successor  transfer agent to act as agent in administering the plan.

     How to Exchange Shares

     As stated in the  Prospectus,  shares of a particular  class of Oppenheimer funds having more than one class of shares may be  exchanged  only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class  designation are deemed "Class A" shares for this purpose.  You can obtain a current list showing  which funds offer which classes of shares by calling the Distributor.

     o All of the  Oppenheimer  funds  currently  offer  Class  A, B, C, N and Y shares with the following exceptions:

     The following funds only offer Class A shares:
     Centennial California Tax Exempt Trust                       Centennial New York Tax Exempt Trust
     Centennial Government Trust                                  Centennial Tax Exempt Trust
     Centennial Money Market Trust

     The following funds do not offer Class N shares:

     Limited Term New York Municipal Fund                         Oppenheimer Rochester Arizona Municipal Fund
     Oppenheimer AMT-Free Municipals                              Oppenheimer Rochester Maryland Municipal Fund
     Oppenheimer AMT-Free New York Municipals                     Oppenheimer Rochester Massachusetts Municipal Fund
     Oppenheimer California Municipal Fund                        Oppenheimer Rochester Michigan Municipal Fund
     Oppenheimer Institutional Money Market Fund                  Oppenheimer Rochester Minnesota Municipal Fund
     Oppenheimer International Value Fund                         Oppenheimer Rochester National Municipals
     Oppenheimer Limited Term California Municipal Fund           Oppenheimer Rochester North Carolina Municipal Fund
     Oppenheimer Limited Term Municipal Fund                      Oppenheimer Rochester Ohio Municipal Fund
     Oppenheimer Money Market Fund, Inc.                          Oppenheimer Rochester Virginia Municipal Fund
     Oppenheimer New Jersey Municipal Fund                        Oppenheimer Senior Floating Rate Fund
     Oppenheimer Principal Protected Main Street Fund II          Rochester Fund Municipals
     Oppenheimer Pennsylvania Municipal Fund

     The following funds do not offer Class Y shares:

     Limited Term New York Municipal Fund                        Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer AMT-Free Municipals                             Oppenheimer Principal Protected Main Street Fund
     Oppenheimer AMT-Free New York Municipals                    Oppenheimer Principal Protected Main Street Fund II
     Oppenheimer Balanced Fund                                   Oppenheimer Principal Protected Main Street Fund III
     Oppenheimer California Municipal Fund                       Oppenheimer Quest International Value Fund, Inc.
     Oppenheimer Capital Income Fund                              Oppenheimer Rochester Arizona Municipal Fund
     Oppenheimer Cash Reserves                                    Oppenheimer Rochester Maryland Municipal Fund
     Oppenheimer Convertible Securities Fund                      Oppenheimer Rochester Massachusetts Municipal Fund
     Oppenheimer Dividend Growth Fund                             Oppenheimer Rochester Michigan Municipal Fund
     Oppenheimer Equity Income Fund, Inc.                         Oppenheimer Rochester Minnesota Municipal Fund
     Oppenheimer Gold & Special Minerals Fund                     Oppenheimer Rochester National Municipals
     Oppenheimer Institutional Money Market Fund                  Oppenheimer Rochester North Carolina Municipal Fund
     Oppenheimer Limited Term California Municipal Fund           Oppenheimer Rochester Ohio Municipal Fund
     Oppenheimer Limited Term Municipal Fund                      Oppenheimer Rochester Virginia Municipal Fund
     Oppenheimer New Jersey Municipal Fund

     o  Oppenheimer  Money  Market  Fund,  Inc.  only offers Class A and Class Y shares.

     o Oppenheimer  Institutional Money Market Fund only offers Class E, Class L and Class P shares.

     o Class B and Class C shares of  Oppenheimer  Cash  Reserves are  generally available  only by exchange  from the same class of shares of other  Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.

     o  Class  M  shares  of  Oppenheimer  Convertible  Securities  Fund  may be
exchanged only for Class A shares of other  Oppenheimer  funds.  They may not be acquired  by  exchange  of shares of any  class of any other  Oppenheimer  funds except Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash
Reserves acquired by exchange of Class M shares.

     o Class A shares of  Oppenheimer  funds may be exchanged at net asset value for shares of certain money market funds offered by the  Distributor.  Shares of any money market fund  purchased  without a sales  charge may be  exchanged  for shares of  Oppenheimer  funds  offered  with a sales  charge upon payment of the sales charge.

     o Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other  Oppenheimer  funds or from any unit investment  trust for which  reinvestment  arrangements  have been made  with the  Distributor  may be exchanged  at net asset  value for  shares of the same class of any of the other
Oppenheimer funds into which you may exchange shares.

     o  Shares  of  Oppenheimer  Principal  Protected  Main  Street  Fund may be
exchanged  at net asset  value for  shares of the same class of any of the other
Oppenheimer funds into which you may exchange shares. However,  shareholders are not  permitted  to  exchange  shares of other  Oppenheimer  funds for  shares of
Oppenheimer  Principal  Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).

     o Shares of  Oppenheimer  Principal  Protected  Main  Street Fund II may be
exchanged  at net asset  value for  shares of the same class of any of the other
Oppenheimer funds into which you may exchange shares. However,  shareholders are not  permitted  to  exchange  shares of other  Oppenheimer  funds for  shares of
Oppenheimer  Principal  Protected Main Street Fund II until after the expiration of the warranty period (3/3/2011).

     o Shares of  Oppenheimer  Principal  Protected  Main Street Fund III may be
exchanged  at net asset  value for  shares of the same class of any of the other
Oppenheimer funds into which you may exchange shares. However,  shareholders are not  permitted  to  exchange  shares of other  Oppenheimer  funds for  shares of
Oppenheimer  Principal Protected Main Street Fund III until after the expiration of the warranty period (12/16/2011).

     o Class A,  Class B,  Class C and  Class N  shares  of each of  Oppenheimer
Developing  Markets Fund may be acquired by exchange only with a minimum initial investment of $50,000. An existing  shareholder of each fund may make additional exchanges into that fund with as little as $50.

     o Shares of  Oppenheimer  International  Small Company Fund may be acquired only by  existing  shareholders  of that fund.  Existing  shareholders  may make exchanges into the fund with as little as $50.

     o In most cases,  shares of Oppenheimer Small- & Mid-Cap Value Fund may be acquired only by shareholders who currently own shares of that Fund.

     The Fund may amend,  suspend or  terminate  the  exchange  privilege at any time.  Although the Fund may impose these  changes at any time,  it will provide you with notice of those changes  whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially  amending or  terminating  the exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

     |X| How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent deferred  sales charge is imposed on exchanges of shares of any class  purchased subject to a contingent deferred sales charge, with the following exceptions:

     o When  Class A shares of any  Oppenheimer  fund  (other  than  Oppenheimer
Rochester  National  Municipals  and  Rochester  Fund  Municipals)  acquired  by exchange of Class A shares of any Oppenheimer fund purchased  subject to a Class
A contingent  deferred sales charge are redeemed  within 18 months measured from the  beginning of the calendar  month of the initial  purchase of the  exchanged
Class A shares,  the Class A contingent  deferred sales charge is imposed on the redeemed shares.

     o When Class A shares of  Oppenheimer  Rochester  National  Municipals  and
Rochester  Fund  Municipals  acquired  by  exchange  of  Class A  shares  of any
Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed  within 24 months of the  beginning  of the  calendar  month of the initial  purchase  of the  exchanged  Class A  shares,  the  Class A  contingent deferred sales charge is imposed on the redeemed shares.

     o If any Class A shares of another  Oppenheimer fund that are exchanged for
Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class
A contingent  deferred sales charge of the other Oppenheimer fund at the time of exchange,  the holding period for that Class A contingent  deferred sales charge will carry over to the Class A shares of Oppenheimer  Senior  Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate
Fund acquired in that  exchange will be subject to the Class A Early  Withdrawal
Charge of Oppenheimer  Senior Floating Rate Fund if they are repurchased  before the expiration of the holding period.

     o When Class A shares of Oppenheimer  Cash Reserves and  Oppenheimer  Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased  subject to a Class A  contingent  deferred  sales charge are redeemed within  the Class A  holding  period of the fund  from  which  the  shares  were exchanged,  the Class A contingent  deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

     o Except  with  respect  to the  Class B shares  described  in the next two paragraphs,  the  contingent  deferred sales charge is imposed on Class B shares acquired  by  exchange  if they are  redeemed  within  six years of the  initial purchase of the exchanged Class B shares.

     o With respect to Class B shares of  Oppenheimer  Limited  Term  California
Municipal Fund,  Oppenheimer  Limited-Term  Government Fund, Oppenheimer Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer Senior
Floating Rate Fund,  the Class B contingent  deferred sales charge is imposed on the  acquired  shares if they are  redeemed  within  five  years of the  initial purchase of the exchanged Class B shares.

     o With respect to Class B shares of  Oppenheimer  Cash  Reserves  that were acquired  through the  exchange  of Class B shares  initially  purchased  in the
Oppenheimer  Capital  Preservation  Fund, the Class B contingent  deferred sales charge is imposed on the acquired  shares if they are redeemed within five years of that initial purchase.

     o With  respect to Class C shares,  the Class C contingent  deferred  sales charge is imposed on Class C shares  acquired by  exchange if they are  redeemed within 12 months of the initial purchase of the exchanged Class C shares.

     o With respect to Class N shares,  a 1%  contingent  deferred  sales charge will be imposed if the retirement  plan (not including IRAs and 403(b) plans) is terminated  or Class N shares  of all  Oppenheimer  funds are  terminated  as an investment  option of the plan and Class N shares are redeemed  within 18 months after the plan's  first  purchase of Class N shares of any  Oppenheimer  fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed  within 18 months of the plan's first purchase of Class N shares of any
Oppenheimer fund.

     o When  Class B,  Class C or Class N  shares  are  redeemed  to  effect  an exchange,  the priorities described in "How To Buy Shares" in the Prospectus for the  imposition  of the Class B, Class C or Class N  contingent  deferred  sales charge  will be  followed  in  determining  the  order in which the  shares  are exchanged.  Before exchanging shares,  shareholders should take into account how the  exchange  may affect any  contingent  deferred  sales  charge that might be imposed in the subsequent redemption of remaining shares.

     Shareholders  owning shares of more than one class must specify which class of shares they wish to exchange.

     |X| Telephone  Exchange  Requests.  When exchanging shares by telephone,  a shareholder  must have an existing  account in the fund to which the exchange is to be made.  Otherwise,  the  investors  must obtain a  prospectus  of that fund before the exchange  request may be submitted.  If all telephone  lines are busy
(which  might  occur,  for  example,   during  periods  of  substantial   market
fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

     Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the Transfer Agent receives an exchange  request in proper form (the "Redemption  Date").  Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption  proceeds.  The Fund reserves the right, in its discretion,  to refuse any exchange request that may disadvantage it. For example,  if the  receipt  of  multiple  exchange  requests  might  require  the disposition  of  portfolio  securities  at a time or at a price  that  might  be disadvantageous to the Fund, the Fund may refuse the request.

     When you exchange some or all of your shares from one fund to another,  any special  account  features  that are available in the new fund (such as an Asset
Builder  Plan or  Automatic  Withdrawal  Plan) will be  switched to the new fund account unless you tell the Transfer Agent not to do so.

     In connection with any exchange request, the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include shares subject to a restriction  cited in the Prospectus or this SAI, or would include  shares covered by a share  certificate  that is not tendered with the request.  In those cases,  only the shares  available  for exchange  without restriction will be exchanged.

     The different  Oppenheimer  funds  available  for exchange  have  different investment objectives,  policies and risks. A shareholder should assure that the fund selected is  appropriate  for his or her  investment and should be aware of the tax  consequences  of an  exchange.  For  federal  income tax  purposes,  an exchange  transaction  is  treated as a  redemption  of shares of one fund and a purchase of shares of another.  "Reinvestment  Privilege," above, discusses some of the tax  consequences of  reinvestment of redemption  proceeds in such cases.
The  Fund,  the  Distributor,  and the  Transfer  Agent are  unable  to  provide investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

     Dividends, Capital Gains and Taxes

     Dividends and Distributions.  The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains.  The dividends and  distributions  paid by a class of shares will vary from time to time depending on market  conditions,  the  composition of the
Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are  calculated in the same manner,  at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are  expected to be lower than  dividends  on Class A and Class Y shares.
That is because of the effect of the asset-based  sales charge on Class B, Class
C and  Class  N  shares.  Those  dividends  will  also  differ  in  amount  as a consequence of any  difference in the net asset values of the different  classes of shares.

     Dividends,  distributions  and  proceeds of the  redemption  of Fund shares represented  by checks  returned to the Transfer  Agent by the Postal Service as undeliverable  will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment  will be made as  promptly  as  possible  after the  return of such checks  to the  Transfer  Agent,  to  enable  the  investor  to earn a return on otherwise  idle funds.  Unclaimed  accounts may be subject to state  escheatment laws, and the Fund and the Transfer Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.

     Tax  Status of the  Fund's  Dividends,  Distributions  and  Redemptions  of
Shares.  The federal tax  treatment of the Fund's  dividends  and capital  gains distributions is briefly highlighted in the Prospectus.  The following is only a summary of certain  additional tax considerations  generally  affecting the Fund and its shareholders.

     The tax  discussion in the  Prospectus  and this SAI is based on tax law in effect on the date of the Prospectus  and this SAI.  Those laws and  regulations may be changed by legislative,  judicial,  or administrative  action,  sometimes with  retroactive  effect.  State and local tax  treatment  of  ordinary  income dividends and capital gain  dividends from  regulated  investment  companies may differ from the  treatment  under the  Internal  Revenue Code  described  below.
Potential  purchasers  of  shares  of the Fund are  urged to  consult  their tax advisers with specific  reference to their own tax  circumstances as well as the consequences  of federal,  state and local tax rules  affecting an investment in the Fund.

     Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated  investment  company  under  Subchapter  M of the  Internal
Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal  income tax on the portion of its net  investment  income
(that is, taxable interest, dividends, and other taxable ordinary income, net of expenses)  and  capital  gain net income  (that is, the excess of net  long-term capital  gains  over net  short-term  capital  losses)  that it  distributes  to shareholders.  That qualification  enables the Fund to "pass through" its income and realized  capital gains to  shareholders  without having to pay tax on them.
This avoids a "double tax" on that income and capital gains,  since shareholders normally  will be taxed on the dividends and capital gains they receive from the
Fund  (unless  their  Fund  shares  are  held  in a  retirement  account  or the shareholder is otherwise exempt from tax).

     The Internal  Revenue Code contains a number of complex  tests  relating to qualification  that the Fund might not meet in a particular  year. If it did not qualify as a  regulated  investment  company,  the Fund would be treated for tax purposes as an  ordinary  corporation  and would  receive no tax  deduction  for payments made to shareholders.

     To qualify as a regulated  investment company,  the Fund must distribute at least 90% of its investment  company  taxable  income (in brief,  net investment income and the excess of net short-term  capital gain over net long-term capital
loss)  for  the  taxable  year.  The  Fund  must  also  satisfy   certain  other
requirements of the Internal  Revenue Code,  some of which are described  below.
Distributions  by the Fund made  during the  taxable  year or,  under  specified circumstances,  within 12 months  after the close of the taxable  year,  will be considered  distributions  of income  and gains  for the  taxable  year and will therefore count toward satisfaction of the above-mentioned requirement.

     To qualify as a regulated investment company, the Fund must derive at least
90% of its gross income from dividends,  interest, certain payments with respect to  securities  loans,  gains  from the sale or  other  disposition  of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

     In addition to satisfying the  requirements  described above, the Fund must satisfy  an  asset  diversification  test in  order to  qualify  as a  regulated investment company.  Under that test, at the close of each quarter of the Fund's taxable  year,  at least 50% of the value of the Fund's  assets must  consist of cash  and  cash  items  (including  receivables),  U.S.  government  securities, securities of other  regulated  investment  companies,  and  securities of other issuers. As to each of those issuers,  the Fund must not have invested more than
5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the  outstanding  voting  securities  of each such  issuer.  No more than 25% of the  value of its  total  assets  may be invested  in the  securities  of any one  issuer  (other  than  U.S.  government securities and securities of other regulated investment companies), or in two or more  issuers  which the Fund  controls  and which  are  engaged  in the same or similar trades or businesses.  For purposes of this test,  obligations issued or guaranteed by certain agencies or  instrumentalities  of the U.S. government are treated as U.S. government securities.

     Excise Tax on Regulated  Investment  Companies.  Under the Internal Revenue
Code,  by December  31 each year,  the Fund must  distribute  98% of its taxable investment income earned from January 1 through December 31 of that year and 98%
of its capital  gains  realized in the period from  November 1 of the prior year through  October 31 of the current  year.  If it does not,  the Fund must pay an excise tax on the amounts not distributed.  It is presently anticipated that the
Fund  will  meet  those  requirements.  To meet  this  requirement,  in  certain circumstances the Fund might be required to liquidate  portfolio  investments to make sufficient distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager might  determine in a particular  year that it would be in the  best  interests  of  shareholders  for  the  Fund  not to  make  such distributions  at  the  required  levels  and  to  pay  the  excise  tax  on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

     Taxation  of  Fund   Distributions.   The  Fund  anticipates   distributing
substantially  all of its  investment  company  taxable  income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

     Special  provisions of the Internal  Revenue Code govern the eligibility of
the  Fund's  dividends  for  the  dividends-received   deduction  for  corporate
shareholders.  Long-term  capital gains  distributions  are not eligible for the deduction.  The amount of  dividends  paid by the Fund that may  qualify for the deduction is limited to the aggregate  amount of qualifying  dividends  that the
Fund derives  from  portfolio  investments  that the Fund has held for a minimum period,  usually 46 days. A corporate  shareholder  will not be eligible for the deduction  on  dividends  paid on Fund shares  held for 45 days or less.  To the extent the Fund's  dividends are derived from gross income from option premiums, interest  income or  short-term  gains from the sale of  securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

     The Fund may either retain or distribute  to  shareholders  its net capital gain for each taxable year.  The Fund  currently  intends to distribute any such amounts.  If net long term capital  gains are  distributed  and  designated as a capital gain  distribution,  it will be taxable to  shareholders  as a long-term capital gain and will be properly  identified in reports sent to shareholders in
January  of each  year.  Such  treatment  will  apply  no  matter  how  long the shareholder  has held his or her shares or whether that gain was  recognized  by the Fund before the shareholder acquired his or her shares.

     If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information  regarding their pro rata share of the gain and tax paid. As a result,  each  shareholder  will be required to report his or her pro rata  share of such gain on their tax return as  long-term  capital  gain,  will receive a  refundable  tax credit for  his/her pro rata share of tax paid by the
Fund on the gain,  and will  increase  the tax basis  for  his/her  shares by an amount equal to the deemed distribution less the tax credit.

     Investment  income  that may be received  by the Fund from  sources  within foreign  countries may be subject to foreign taxes  withheld at the source.  The
United  States has entered into tax treaties with many foreign  countries  which entitle the Fund to a reduced rate of, or exemption from,  taxes on such income.
The Fund may be subject to U.S. Federal income tax, and an interest  charge,  on certain  distributions  or gains  from the sale of shares  of a foreign  company considered  to be a PFIC,  even if those  amounts are paid out as  dividends  to shareholders.  To avoid imposition of the interest charge, the Fund may elect to
"mark to market" all PFIC shares that it holds at the end of each taxable  year.
In that case,  any  increase or decrease in the value of those  shares  would be recognized  as ordinary  income or as  ordinary  loss (but only to the extent of previously recognized "mark-to-market" gains).

     Distributions by the Fund that do not constitute  ordinary income dividends or  capital  gain  distributions  will be  treated as a return of capital to the extent  of the  shareholder's  tax basis in their  shares.  Any  excess  will be treated as gain from the sale of those shares, as discussed below.  Shareholders will be advised  annually  as to the U.S.  federal  income tax  consequences  of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be  re-characterized  as a non-taxable return of capital at the end of the  fiscal  year as a result  of the  effect  of the  Fund's  investment policies, they will be identified as such in notices sent to shareholders.

     Distributions  by the Fund will be treated in the  manner  described  above regardless  of  whether  the  distributions  are paid in cash or  reinvested  in additional  shares of the Fund (or of another  fund).  Shareholders  receiving a distribution  in the form of  additional  shares will be treated as  receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     The Fund will be  required  in certain  cases to  withhold  28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of  shares,  paid to any  shareholder  (1) who has  failed to  provide a correct taxpayer identification number or to properly certify that number when required,
(2) who is subject to backup  withholding  for  failure to report the receipt of interest or dividend  income  properly,  or (3) who has failed to certify to the
Fund that the shareholder is not subject to backup  withholding or is an "exempt recipient" (such as a corporation).  Any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and all income and any tax withheld is identified in reports  mailed to  shareholders  in January of each year with a copy sent to the IRS.

     Tax Effects of  Redemptions  of Shares.  If a shareholder  redeems all or a portion of his/her shares,  the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion  of  any  loss  recognized  in  that  manner  may be  disallowed  if the shareholder  purchases  other  shares of the Fund within 30 days before or after the redemption.

     In general,  any gain or loss arising from the  redemption of shares of the
Fund will be  considered  capital  gain or loss,  if the  shares  were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term  capital  loss to the extent of the amount of capital gain dividends  received on those shares.
Special holding period rules under the Internal  Revenue Code apply in this case to  determine  the  holding  period  of  shares  and  there  are  limits  on the deductibility of capital losses in any year.

     Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a  foreign  person  (to  include,  but  not  limited  to,  a  nonresident  alien individual,  a foreign  trust, a foreign  estate,  a foreign  corporation,  or a foreign  partnership)  primarily  depends on whether the foreign person's income from the Fund is  effectively  connected  with the  conduct  of a U.S.  trade or business.  Typically,  ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

     Ordinary  income  dividends  that are paid by the Fund (and are  deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld  by the Fund at a rate of 30%,  provided  the Fund  obtains a  properly completed and signed  Certificate of Foreign Status. The tax rate may be reduced if the  foreign  person's  country of  residence  has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary  income  dividends paid by the Fund.
Any tax  withheld by the Fund is remitted by the Fund to the U.S.  Treasury  and all income and any tax withheld is identified in reports mailed to  shareholders in March of each year with a copy sent to the IRS.

     If the ordinary income  dividends from the Fund are  effectively  connected with the conduct of a U.S. trade or business,  then the foreign person may claim an  exemption  from the U.S.  tax  described  above  provided the Fund obtains a properly  completed and signed  Certificate  of Foreign  Status.  If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income  dividends, capital gains  distributions and the proceeds of the redemption of shares,  paid to any foreign  person.  Any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and all income and any tax withheld is  identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

     The tax  consequences to foreign persons  entitled to claim the benefits of an applicable tax treaty may be different from those described  herein.  Foreign shareholders  are urged to consult  their own tax advisors or the U.S.  Internal
Revenue  Service with respect to the particular tax  consequences  to them of an investment in the Fund,  including  the  applicability  of the U.S.  withholding taxes described above.  Dividend  Reinvestment in Another Fund.  Shareholders of
the Fund may elect to reinvest all dividends and/or capital gains  distributions in shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.  Reinvestment  will be made without sales charge at the net asset value per share in effect at the close of business on the payable  date of the dividend or distribution.  To elect this option, the shareholder must notify the  Transfer  Agent in writing  and must have an  existing  account in the fund selected  for  reinvestment.  Otherwise  the  shareholder  first  must  obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds may be invested in shares of this Fund on the same basis.

     Additional Information About the Fund

     The Distributor.  The Fund's shares are sold through  dealers,  brokers and other financial  institutions that have a sales agreement with  OppenheimerFunds
Distributor,  Inc.,  a  subsidiary  of the  Manager  that  acts  as  the  Fund's
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

     The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent,
is a division of the  Manager.  It is  responsible  for  maintaining  the Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.  It  also  handles  shareholder servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account  fee.  It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

     The  Custodian.  JPMorgan Chase Bank is the custodian of the Fund's assets.
The custodian's responsibilities include safeguarding and controlling the Fund's portfolio  securities  and handling the delivery of such  securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its  affiliates.  The Fund's cash  balances  with the custodian in excess of
$100,000  are not  protected  by  federal  deposit  insurance.  Those  uninsured balances at times may be substantial.

     Independent  Registered  Public  Accounting  Firm.  _________ serves as the independent  registered public accounting firm for the Fund_________  audits the
Fund's   financial   statements  and  performs  other  related  audit  services.
___________ also acts as the independent  registered  public accounting firm for the Manager and certain other funds  advised by the Manager and its  affiliates.
Audit  and  non-audit  services  provided  by  ___________  to the Fund  must be pre-approved by the Audit Committee.

                                   A-1
                                Appendix A

       OppenheimerFunds Special Sales Charge Arrangements and Waivers

     In certain  cases,  the initial  sales  charge that applies to purchases of
Class A shares(1) of the  Oppenheimer  funds or the  contingent  deferred  sales charge  that may apply to Class A, Class B or Class C shares  may be  waived.(2)
That is because of the economies of sales efforts  realized by  OppenheimerFunds
Distributor,  Inc.,  (referred to in this document as the "Distributor"),  or by dealers  or other  financial  institutions  that offer  those  shares to certain classes of investors. Not all waivers apply to all funds.

     For  the  purposes  of  some  of the  waivers  described  below  and in the
Prospectus and SAI of the applicable  Oppenheimer  funds,  the term  "Retirement
Plan" refers to the following types of plans:

     1) plans  created  or  qualified  under  Sections  401(a)  or 401(k) of the
Internal Revenue Code,

     2) non-qualified deferred compensation plans,

     3) employee benefit plans(3)

     4) Group Retirement Plans(4)

     5) 403(b)(7) custodial plan accounts

     6) Individual  Retirement  Accounts ("IRAs"),  including  traditional IRAs,
Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

     The interpretation of these provisions as to the applicability of a special arrangement  or waiver in a  particular  case is in the sole  discretion  of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent")  of  the  particular   Oppenheimer   fund.  These  waivers  and  special
arrangements  may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds,  Inc. (referred to in this document as the
"Manager").

     Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

     I.  Applicability  of Class A Contingent  Deferred Sales Charges in Certain
Cases
--------------------------------------------------------------------------------

     Purchases  of Class A Shares of  Oppenheimer  Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales
Charge (unless a waiver applies).

     There is no initial  sales  charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent  deferred  sales charge if redeemed  within 18 months (24 months in the case of Oppenheimer  Rochester National  Municipals and
Rochester  Fund  Municipals)  of the  beginning of the  calendar  month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix  applies to the  redemption).  Additionally,  on shares  purchased under these  waivers that are subject to the Class A contingent  deferred  sales charge,  the  Distributor  will pay the applicable  concession  described in the
Prospectus  under "Class A Contingent  Deferred  Sales  Charge."(5)  This waiver provision applies to:

     |_| Purchases of Class A shares aggregating $1 million or more.

     |_|  Purchases of Class A shares,  prior to March 1, 2007,  by a Retirement
Plan that was  permitted to purchase  such shares at net asset value but subject to a contingent  deferred  sales charge  prior to March 1, 2001.  That  included plans  (other than IRA or 403(b)(7)  Custodial  Plans)  that:  1) bought  shares costing  $500,000 or more,  2) had at the time of purchase 100 or more  eligible employees  or total plan  assets of  $500,000 or more,  or 3)  certified  to the
Distributor that it projects to have annual plan purchases of $200,000 or more.

     |_|  Purchases  by  an  OppenheimerFunds-sponsored  Rollover  IRA,  if  the purchases are made:

     1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or

     2) by a direct rollover of a distribution from a qualified  Retirement Plan if the  administrator  of that  Plan  has  made  special  arrangements  with the
Distributor for those purchases.

     |_|  Purchases of Class A shares by  Retirement  Plans that have any of the following record-keeping arrangements:

     1) The record  keeping is  performed by Merrill  Lynch Pierce  Fenner &
Smith,  Inc.  ("Merrill  Lynch") on a daily  valuation  basis for the Retirement
Plan. On the date the plan sponsor signs the  record-keeping  service  agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a)  mutual  funds,  other than  those  advised  or managed by Merrill  Lynch
Investment  Management,  L.P. ("MLIM"),  that are made available under a Service
Agreement  between Merrill Lynch and the mutual fund's principal  underwriter or distributor,  and (b) funds  advised or managed by MLIM (the funds  described in
(a) and (b) are referred to as "Applicable Investments").

     2) The record  keeping  for the  Retirement  Plan is  performed  on a daily valuation  basis by a record keeper whose services are provided under a contract or arrangement  between the Retirement  Plan and Merrill Lynch.  On the date the plan sponsor signs the record keeping service  agreement with Merrill Lynch, the
Plan must have $5 million or more of its assets  (excluding  assets  invested in money market funds) invested in Applicable Investments.

     3) The record  keeping  for a  Retirement  Plan is handled  under a service agreement  with  Merrill  Lynch  and on the  date the plan  sponsor  signs  that agreement,  the Plan has 500 or more eligible  employees  (as  determined by the
Merrill Lynch plan conversion manager).

     II.   Waivers   of   Class   A   Sales   Charges   of   Oppenheimer   Funds
--------------------------------------------------------------------------------

     A. Waivers of Initial and  Contingent  Deferred  Sales  Charges for Certain
Purchasers.

     Class A shares purchased by the following  investors are not subject to any
Class A sales charges (and no  concessions  are paid by the  Distributor on such purchases):

     |_| The Manager or its affiliates.

     |_| Present or former  officers,  directors,  trustees and  employees  (and their  "immediate  families") of the Fund, the Manager and its  affiliates,  and retirement plans  established by them for their  employees.  The term "immediate family" refers to one's spouse, children, grandchildren,  grandparents, parents, parents-in-law,  brothers and sisters,  sons- and daughters-in-law,  a sibling's spouse, a spouse's siblings,  aunts,  uncles,  nieces and nephews;  relatives by virtue of a remarriage  (step-children,  step-parents,  etc.) are included.

     |_| Registered  management  investment  companies,  or separate accounts of insurance  companies having an agreement with the Manager or the Distributor for that purpose.

     |_| Dealers or brokers that have a sales agreement with the Distributor, if they purchase  shares for their own accounts or for  retirement  plans for their employees.

     |_| Employees and registered representatives (and their spouses) of dealers or brokers  described  above or  financial  institutions  that have entered into sales  arrangements  with such dealers or brokers (and which are  identified  as such to the Distributor) or with the Distributor.  The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).

     |_| Dealers,  brokers,  banks or registered  investment  advisors that have entered into an agreement with the Distributor  providing  specifically  for the use of shares of the Fund in particular  investment  products made  available to their clients.  Those clients may be charged a transaction  fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.

     |_|  Investment  advisors and  financial  planners who have entered into an agreement  for this  purpose  with the  Distributor  and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.

     |_| "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

     |_| Clients of investment advisors or financial planners (that have entered into an  agreement  for this purpose  with the  Distributor)  who buy shares for their own accounts may also  purchase  shares  without  sales charge but only if their  accounts are linked to a master  account of their  investment  adviser or financial  planner on the books and  records of the broker,  agent or  financial intermediary  with which the  Distributor  has made such special  arrangements .
Each of these  investors may be charged a fee by the broker,  agent or financial intermediary for purchasing shares.

     |_| Directors,  trustees, officers or full-time employees of OpCap Advisors or its  affiliates,  their  relatives or any trust,  pension,  profit sharing or other benefit plan which beneficially owns shares for those persons.

     |_|  Accounts  for which  Oppenheimer  Capital  (or its  successor)  is the investment  adviser (the  Distributor  must be advised of this  arrangement) and persons  who are  directors  or  trustees  of the  company or trust which is the beneficial owner of such accounts.

     |_| A unit investment trust that has entered into an appropriate  agreement with the Distributor.

     |_| Dealers,  brokers,  banks, or registered  investment advisers that have entered  into an  agreement  with the  Distributor  to sell  shares  to  defined
contribution   employee  retirement  plans  for  which  the  dealer,  broker  or investment adviser provides administration services.

     |_|  Retirement  Plans and deferred  compensation  plans and trusts used to fund those plans  (including,  for example,  plans  qualified  or created  under sections  401(a),  401(k),  403(b) or 457 of the Internal Revenue Code), in each case if those  purchases  are made  through a broker,  agent or other  financial intermediary  that has made special  arrangements with the Distributor for those purchases.

     |_| A  TRAC-2000  401(k)  plan  (sponsored  by the  former  Quest for Value
Advisors)  whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the  termination of the Class B and Class C TRAC-2000 program on November 24, 1995.

     |_| A qualified  Retirement  Plan that had agreed with the former Quest for
Value Advisors to purchase  shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through  DCXchange,  a sub-transfer agency mutual fund clearinghouse,  if that arrangement was consummated and share purchases commenced by December 31, 1996.

     |_|  Effective  March 1, 2007,  purchases of Class A shares by a Retirement
Plan that was  permitted to purchase  such shares at net asset value but subject to a contingent  deferred  sales charge  prior to March 1, 2001.  That  included plans  (other  than IRA or  403(b)(7)  Custodial  Plans)  that 1) bought  shares costing  $500,000 or more,  2) had at the time of purchase 100 or more  eligible employees  or total plan  assets of  $500,000 or more,  or 3)  certified  to the
Distributor that it projects to have annual plan purchases of $200,000 or more.

     |_|  Effective  October  1, 2005,  taxable  accounts  established  with the proceeds of Required Minimum Distributions from Retirement Plans.

     B. Waivers of the Class A Initial and Contingent  Deferred Sales Charges in
Certain Transactions.

     1. Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

     |_|  Shares  issued  in plans of  reorganization,  such as  mergers,  asset acquisitions and exchange offers, to which the Fund is a party.

     |_|  Shares   purchased   by  the   reinvestment   of  dividends  or  other
distributions  reinvested  from  the  Fund or  other  Oppenheimer  funds or unit investment  trusts for which  reinvestment  arrangements have been made with the
Distributor.

     |_|  Shares  purchased  by  certain  Retirement  Plans  that  are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by recordkeepers.

     |_|  Shares   purchased  by  the  reinvestment  of  loan  repayments  by  a participant  in a Retirement  Plan for which the Manager or an affiliate acts as sponsor.

     |_| Shares purchased in amounts of less than $5.

     1. Class A shares issued and purchased in the  following  transactions  are not subject to sales charges (a dealer concession at the annual rate of 0.25% is paid by the  Distributor  on  purchases  made  within the first 6 months of plan establishment):

     |_| Retirement Plans that have $5 million or more in plan assets.

     |_|  Retirement  Plans with a single plan  sponsor  that have $5 million or more in aggregate assets invested in Oppenheimer funds.

     C.  Waivers of the Class A  Contingent  Deferred  Sales  Charge for Certain
Redemptions.

     The Class A contingent  deferred sales charge is also waived if shares that would otherwise be subject to the contingent  deferred sales charge are redeemed in the following cases:

     |_| To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.

     |_|  Involuntary  redemptions  of shares by operation of law or involuntary redemptions of small accounts  (please refer to  "Shareholder  Account Rules and
Policies," in the applicable fund Prospectus).

     |_| For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:

     1) Following  the death or disability  (as defined in the Internal  Revenue
Code) of the  participant  or  beneficiary.  The death or disability  must occur after the participant's account was established.

     2) To return excess contributions.

     3) To return contributions made due to a mistake of fact.

     4) Hardship withdrawals, as defined in the plan.(6)

     5) Under a Qualified  Domestic  Relations Order, as defined in the Internal
Revenue  Code,  or, in the case of an IRA,  a divorce  or  separation  agreement described in Section 71(b) of the Internal Revenue Code.

     6) To meet the minimum  distribution  requirements of the Internal  Revenue
Code.

     7) To make "substantially  equal periodic payments" as described in Section
72(t) of the Internal Revenue Code.

     8) For loans to participants or beneficiaries.

     9) Separation from service.(7)

     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
(other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.

     11) Plan  termination  or  "in-service  distributions,"  if the  redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

     |_| For distributions  from 401(k) plans sponsored by  broker-dealers  that have entered into a special agreement with the Distributor allowing this waiver.

     |_| For  distributions  from retirement plans that have $10 million or more in plan  assets  and  that  have  entered  into a  special  agreement  with  the
Distributor.

     |_| For distributions  from retirement plans which are part of a retirement plan product or platform  offered by certain  banks,  broker-dealers,  financial advisors,  insurance  companies  or record  keepers  which have  entered  into a special agreement with the Distributor.

     III.  Waivers of Class B, Class C and Class N Sales Charges of  Oppenheimer
Funds
--------------------------------------------------------------------------------

     The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares  purchased in certain types of  transactions or redeemed in certain circumstances described below.

     A. Waivers for Redemptions in Certain Cases.

     The Class B, Class C and Class N contingent  deferred sales charges will be waived for redemptions of shares in the following cases:

     |_| Shares redeemed  involuntarily,  as described in  "Shareholder  Account
Rules and Policies," in the applicable Prospectus.

     |_|  Redemptions  from accounts other than  Retirement  Plans following the death or disability of the last surviving  shareholder.  The death or disability must have occurred  after the account was  established,  and for  disability you must provide  evidence of a  determination  of disability by the Social Security
Administration.

     |_|  The  contingent  deferred  sales  charges  are  generally  not  waived following the death or  disability of a grantor or trustee for a trust  account.
The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable  living trust for which the  trustee is also the sole  beneficiary.  The death or  disability  must have occurred after the account was established,  and for disability you must provide evidence of a  determination  of disability (as defined in the Internal  Revenue
Code).

     |_|  Distributions  from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

     |_|  Redemptions  of Class B shares held by Retirement  Plans whose records are  maintained on a daily  valuation  basis by Merrill Lynch or an  independent record keeper under a contract with Merrill Lynch.

     |_| Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial  institutions  that have entered into a special arrangement with the Distributor for this purpose.

     |_|  Redemptions of Class C shares of an Oppenheimer  fund in amounts of $1 million or more requested in writing by a Retirement  Plan sponsor and submitted more than 12 months  after  the  Retirement  Plan's  first  purchase  of Class C shares,  if the  redemption  proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

     |_| Distributions(8)  from Retirement Plans or other employee benefit plans for any of the following purposes:

     1) Following  the death or disability  (as defined in the Internal  Revenue
Code) of the  participant  or  beneficiary.  The death or disability  must occur after the participant's account was established in an Oppenheimer fund.

     2) To return excess contributions made to a participant's account.

     3) To return contributions made due to a mistake of fact.

     4) To make hardship withdrawals, as defined in the plan.(9)

     5) To make  distributions  required  under a Qualified  Domestic  Relations
Order or, in the case of an IRA, a divorce or separation  agreement described in
Section 71(b) of the Internal Revenue Code.

     6) To meet the minimum  distribution  requirements of the Internal  Revenue
Code.

     7) To make "substantially  equal periodic payments" as described in Section
72(t) of the Internal Revenue Code.

     8) For loans to participants or beneficiaries.(10)

     9) On account of the participant's separation from service.(11)

     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
(other  than a fund  managed by the  Manager  or a  subsidiary  of the  Manager)
offered  as an  investment  option  in a  Retirement  Plan if the  plan has made special arrangements with the Distributor.

     11)  Distributions  made on account of a plan  termination or  "in-service"
distributions,  if the  redemption  proceeds  are  rolled  over  directly  to an
OppenheimerFunds-sponsored IRA.

     12) For  distributions  from a  participant's  account  under an  Automatic
Withdrawal  Plan  after  the  participant  reaches  age 59  1/2,  as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.

     13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement  Plan,  if the  aggregate  value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.

     14) For distributions  from 401(k) plans sponsored by  broker-dealers  that have entered  into a special  arrangement  with the  Distributor  allowing  this waiver.

     |_|  Redemptions  of Class B shares  or Class C shares  under an  Automatic
Withdrawal  Plan from an account  other than a Retirement  Plan if the aggregate value  of the  redeemed  shares  does  not  exceed  10% of the  account's  value annually.

     B. Waivers for Shares Sold or Issued in Certain Transactions.

     The contingent  deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

     |_| Shares sold to the Manager or its affiliates.

     |_| Shares sold to registered  management  investment companies or separate accounts of  insurance  companies  having an  agreement  with the Manager or the
Distributor for that purpose.

     |_| Shares issued in plans of reorganization to which the Fund is a party.

     |_| Shares  sold to  present or former  officers,  directors,  trustees  or employees (and their  "immediate  families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates  and  retirement  plans  established by them for their employees.

     IV.  Special  Sales  Charge   Arrangements   for  Shareholders  of  Certain
Oppenheimer  Funds  Who Were  Shareholders  of  Former  Quest  for  Value  Funds
--------------------------------------------------------------------------------

     The initial and  contingent  deferred  sales  charge  rates and waivers for
Class A, Class B and Class C shares  described in the  Prospectus  or SAI of the
Oppenheimer  funds are modified as described  below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible,  those persons must have been  shareholders on November 24, 1995, when  OppenheimerFunds,  Inc.
became the investment adviser to those former Quest for Value Funds. Those funds include:

     Oppenheimer Rising Dividends Fund, Inc.         Oppenheimer Small- & Mid- Cap Value Fund
     Oppenheimer Quest Balanced Fund                 Oppenheimer Quest International Value Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

     These  arrangements  also apply to shareholders of the following funds when they merged (were  reorganized)  into various  Oppenheimer funds on November 24,
1995:

     Quest for Value U.S. Government Income Fund              Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund           Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund                       Quest for Value California Tax-Exempt Fund

     All of the funds  listed  above are  referred  to in this  Appendix  as the
"Former Quest for Value Funds." The waivers of initial and  contingent  deferred sales charges  described in this Appendix apply to shares of an Oppenheimer fund that are either:

     |_|  acquired by such  shareholder  pursuant to an exchange of shares of an
Oppenheimer fund that was one of the Former Quest for Value Funds, or

     |_|  purchased  by such  shareholder  by  exchange  of  shares  of  another
Oppenheimer fund that were acquired  pursuant to the merger of any of the Former
Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

     A. Reductions or Waivers of Class A Sales Charges.

     |X| Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

     Purchases by Groups and  Associations.  The following  table sets forth the initial  sales  charge  rates  for  Class  A  shares  purchased  by  members  of
"Associations" formed for any purpose other than the purchase of securities. The rates in the  table  apply if that  Association  purchased  shares of any of the
Former Quest for Value Funds or received a proposal to purchase such shares from
OCC Distributors prior to November 24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number of Eligible Employees     Initial Sales Charge as a    Initial Sales Charge as a % of    Concession as % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                                  2.50%                          2.56%                       2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least  10 but not more  than             2.00%                          2.04%                       1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

-------------------------------------------------------------------------------------------------------------------

     For  purchases  by  Associations  having 50 or more  eligible  employees or members,  there is no initial  sales charge on purchases of Class A shares,  but those  shares  are  subject  to the Class A  contingent  deferred  sales  charge described in the applicable fund's Prospectus.

     Purchases made under this  arrangement  qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation  described in the applicable fund's Prospectus and SAI.  Individuals who qualify under this arrangement for reduced sales charge rates as members of  Associations  also may purchase  shares for their  individual  or custodial  accounts at these  reduced sales charge rates, upon request to the Distributor.

     |X|  Waiver of Class A Sales  Charges  for  Certain  Shareholders.  Class A
shares  purchased  by the  following  investors  are not  subject to any Class A initial or contingent deferred sales charges:

     o Shareholders who were shareholders of the AMA Family of Funds on February
28, 1991 and who  acquired  shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

     o  Shareholders  who acquired  shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

     |X|  Waiver  of  Class  A  Contingent  Deferred  Sales  Charge  in  Certain
Transactions.  The Class A  contingent  deferred  sales charge will not apply to redemptions  of Class A shares  purchased by the  following  investors  who were shareholders of any Former Quest for Value Fund:

     Investors  who  purchased  Class A shares  from a dealer that is or was not permitted  to receive a sales load or  redemption  fee imposed on a  shareholder with  whom  that  dealer  has  a  fiduciary  relationship,  under  the  Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

     B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

     |X| Waivers for Redemptions of Shares  Purchased Prior to March 6, 1995. In
the following  cases,  the  contingent  deferred sales charge will be waived for redemptions  of Class A, Class B or Class C shares of an  Oppenheimer  fund. The shares must have been  acquired  by the merger of a Former  Quest for Value Fund into the fund or by exchange  from an  Oppenheimer  fund that was a Former Quest for Value Fund or into  which  such fund  merged.  Those  shares  must have been purchased prior to March 6, 1995 in connection with:

     o withdrawals under an automatic  withdrawal plan holding only either Class
B or Class C shares if the annual  withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and

     o liquidation of a  shareholder's  account if the aggregate net asset value of shares held in the account is less than the  required  minimum  value of such accounts.

     |X| Waivers for  Redemptions of Shares  Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent  deferred sales  charge  will be waived  for  redemptions  of Class A,  Class B or Class C shares of an Oppenheimer  fund. The shares must have been acquired by the merger of a  Former  Quest  for  Value  Fund  into  the  fund  or by  exchange  from an
Oppenheimer  fund  that was a Former  Quest For Value  Fund or into  which  such
Former Quest for Value Fund merged.  Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:

     o redemptions  following the death or disability of the  shareholder(s) (as evidenced by a  determination  of total  disability by the U.S.  Social Security
Administration);

     o withdrawals  under an automatic  withdrawal plan (but only for Class B or
Class C shares)  where the annual  withdrawals  do not exceed 10% of the initial value of the account value; adjusted annually, and

     o liquidation of a  shareholder's  account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

     A shareholder's  account will be credited with the amount of any contingent deferred  sales charge paid on the redemption of any Class A, Class B or Class C shares of the  Oppenheimer  fund  described  in this section if the proceeds are invested  in the same Class of shares in that fund or another  Oppenheimer  fund within 90 days after redemption.

     V.  Special  Sales  Charge   Arrangements   for   Shareholders  of  Certain
Oppenheimer  Funds  Who  Were  Shareholders  of  Connecticut  Mutual  Investment
Accounts, Inc.
--------------------------------------------------------------------------------

     The initial and contingent deferred sale charge rates and waivers for Class
A and Class B shares  described in the respective  Prospectus (or this Appendix)
of the  following  Oppenheimer  funds  (each is  referred to as a "Fund" in this section):

     Oppenheimer U. S. Government Trust,
     Oppenheimer Core Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund

     are  modified  as  described  below for those  Fund  shareholders  who were shareholders  of the  following  funds  (referred to as the "Former  Connecticut
Mutual  Funds")  on  March 1,  1996,  when  OppenheimerFunds,  Inc.  became  the investment adviser to the Former Connecticut Mutual Funds:

     Connecticut Mutual Liquid Account                            Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account             CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account                            CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account                            CMIA Diversified Income Account

     A. Prior Class A CDSC and Class A Sales Charge Waivers.

     |X| Class A Contingent  Deferred Sales Charge.  Certain  shareholders  of a
Fund and the other Former  Connecticut  Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial  sales  charge,  but subject to the Class A  contingent  deferred  sales charge that was in effect  prior to March 18,  1996 (the "prior  Class A CDSC").
Under the prior Class A CDSC,  if any of those  shares are  redeemed  within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current  market value or the original  purchase  price of the shares  sold,  whichever  is smaller  (in such  redemptions,  any shares not subject to the prior Class A CDSC will be redeemed first).

     Those shareholders who are eligible for the prior Class A CDSC are:

     1) persons  whose  purchases  of Class A shares of a Fund and other  Former
Connecticut  Mutual Funds were $500,000  prior to March 18, 1996, as a result of direct  purchases  or  purchases  pursuant  to the Fund's  policies  on Combined
Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and

     2) persons whose intended  purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general  distributor of the Former
Connecticut  Mutual Funds to purchase  shares  valued at $500,000 or more over a
13-month  period  entitled  those persons to purchase  shares at net asset value without being subject to the Class A initial sales charge

     Any of the Class A shares of a Fund and the other Former Connecticut Mutual
Funds that were  purchased  at net asset value prior to March 18,  1996,  remain subject to the prior Class A CDSC, or if any additional  shares are purchased by those  shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

     |X| Class A Sales Charge Waivers.  Additional  Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories  below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:

     1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including  investments  made  pursuant to the Combined  Purchases,  Statement of
Intention  and  Rights of  Accumulation  features  available  at the time of the initial  purchase and such investment is still held in one or more of the Former
Connecticut Mutual Funds or a Fund into which such Fund merged;

     2) any  participant  in a qualified  plan,  provided that the total initial amount  invested  by the  plan in the  Fund  or any  one or  more of the  Former
Connecticut Mutual Funds totaled $500,000 or more;

     3)  Directors  of the  Fund or any one or  more of the  Former  Connecticut
Mutual Funds and members of their immediate families;

     4)  employee  benefit  plans  sponsored  by  Connecticut  Mutual  Financial
Services,  L.L.C.  ("CMFS"),  the prior  distributor  of the Former  Connecticut
Mutual Funds, and its affiliated companies;

     5) one or more  members of a group of at least 1,000  persons  (and persons who are  retirees  from such group)  engaged in a common  business,  profession, civic or  charitable  endeavor  or other  activity,  and the  spouses  and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and

     6) an  institution  acting as a  fiduciary  on behalf of an  individual  or individuals,  if such institution was directly  compensated by the individual(s)
for  recommending  the  purchase of the shares of the Fund or any one or more of the Former Connecticut  Mutual Funds,  provided the institution had an agreement with CMFS.

     Purchases  of Class A shares  made  pursuant  to (1) and (2)  above  may be subject to the Class A CDSC of the Former  Connecticut  Mutual  Funds  described above.

     Additionally,  Class A shares  of a Fund may be  purchased  without a sales charge by any holder of a variable  annuity contract issued in New York State by
Connecticut  Mutual Life Insurance Company through the Panorama Separate Account which is beyond the  applicable  surrender  charge  period and which was used to fund a qualified plan, if that holder  exchanges the variable  annuity  contract proceeds to buy Class A shares of the Fund.

     B. Class A and Class B Contingent Deferred Sales Charge Waivers.

     In  addition  to the  waivers  set  forth  in the  Prospectus  and in  this
Appendix,  above,  the  contingent  deferred  sales  charge  will be waived  for redemptions  of Class A and Class B shares of a Fund and exchanges of Class A or
Class B shares of a Fund into Class A or Class B shares of a Former  Connecticut
Mutual  Fund  provided  that the  Class A or  Class B  shares  of the Fund to be redeemed or  exchanged  were (i)  acquired  prior to March 18, 1996 or (ii) were acquired  by exchange  from an  Oppenheimer  fund that was a Former  Connecticut
Mutual Fund.  Additionally,  the shares of such Former  Connecticut  Mutual Fund must have been purchased prior to March 18, 1996:

     1) by the estate of a deceased shareholder;

     2) upon the disability of a shareholder,  as defined in Section 72(m)(7) of the Internal Revenue Code;

     3) for retirement distributions (or loans) to participants or beneficiaries from  retirement  plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;

     4) as  tax-free  returns  of excess  contributions  to such  retirement  or employee benefit plans;

     5) in  whole or in part,  in  connection  with  shares  sold to any  state, county,  or city,  or any  instrumentality,  department,  authority,  or  agency thereof,  that is prohibited by applicable  investment  laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;

     6) in  connection  with  the  redemption  of  shares  of the  Fund due to a combination with another investment  company by virtue of a merger,  acquisition or similar reorganization transaction;

     7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;

     8) in connection  with automatic  redemptions of Class A shares and Class B shares in certain  retirement plan accounts pursuant to an Automatic  Withdrawal
Plan but limited to no more than 12% of the original value annually; or

     9) as  involuntary  redemptions  of shares by  operation  of law,  or under procedures set forth in the Fund's Articles of  Incorporation,  or as adopted by the Board of Directors of the Fund.

     VI. Special Reduced Sales Charge for Former Shareholders of Advance America
Funds, Inc.
--------------------------------------------------------------------------------

     Shareholders  of  Oppenheimer   AMT-Free   Municipals,   Oppenheimer   U.S.
Government  Trust,  Oppenheimer  Strategic  Income Fund and Oppenheimer  Capital
Income Fund who  acquired  (and still hold) shares of those funds as a result of the  reorganization  of  series  of  Advance  America  Funds,  Inc.  into  those
Oppenheimer  funds on October 18, 1991,  and who held shares of Advance  America
Funds,  Inc.  on March 30,  1990,  may  purchase  Class A shares  of those  four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

     VII.  Sales Charge  Waivers on  Purchases of Class M Shares of  Oppenheimer
Convertible  Securities  Fund
--------------------------------------------------------------------------------

     Oppenheimer  Convertible Securities Fund (referred to as the "Fund" in this section)  may sell Class M shares at net asset value  without any initial  sales charge to the classes of investors  listed  below who,  prior to March 11, 1996, owned shares of the Fund's  then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:

     |_| the Manager and its affiliates,

     |_| present or former  officers,  directors,  trustees and  employees  (and their  "immediate  families"  as  defined in the  Fund's  SAI) of the Fund,  the
Manager and its  affiliates,  and  retirement  plans  established by them or the prior investment advisor of the Fund for their employees,

     |_|  registered  management  investment  companies or separate  accounts of insurance  companies  that had an  agreement  with the Fund's  prior  investment advisor or distributor for that purpose,

     |_| dealers or brokers that have a sales agreement with the Distributor, if they purchase  shares for their own accounts or for  retirement  plans for their employees,

     |_| employees and registered representatives (and their spouses) of dealers or brokers  described in the preceding  section or financial  institutions  that have entered into sales  arrangements  with those  dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor,  but only if the  purchaser  certifies to the  Distributor  at the time of purchase  that the purchaser meets these qualifications,

     |_| dealers,  brokers,  or registered  investment advisors that had entered into an agreement  with the  Distributor  or the prior  distributor  of the Fund specifically  providing  for the use of Class M shares  of the Fund in  specific investment products made available to their clients, and

     |_| dealers,  brokers or  registered  investment  advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined  contribution  employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Global Value Fund

Internet Website:
         www.oppenheimerfunds.com

Investment Adviser
         OppenheimerFunds, Inc.
         Two World Financial Center
         225 Liberty Street,11th Floor
         New York, New York 10281-1008

Distributor
         OppenheimerFunds Distributor, Inc.
         Two World Financial Center
         225 Liberty Street,11th Floor
         New York, New York 10281-1008

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1.800.CALL OPP (225.5677)

Custodian Bank
         JPMorgan Chase Bank
         4 Chase Metro Tech Center
         Brooklyn, New York, 11245

Independent Registered Public Accounting Firm

Legal Counsel
         Mayer, Brown, Rowe & Maw LLP
         1675 Broadway
         New York, New York 10019

1234

PX.687.001.__07

     (1) In accordance  with Rule 12b-1 of the Investment  Company Act, the term
"Independent  Trustees" in this  Statement of Additional  Information  refers to those Trustees who are not "interested  persons" of the Fund and who do not have any direct or indirect  financial  interest in the operation of the distribution plan or any agreement under the plan.

     (1) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.

     (2)  In  the  case  of   Oppenheimer   Senior   Floating   Rate   Fund,   a
continuously-offered  closed-end fund,  references to contingent  deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions"
mean "repurchases" of shares.

     (3) An "employee  benefit plan" means any plan or  arrangement,  whether or not it is  "qualified"  under the  Internal  Revenue  Code,  under which Class N shares of an  Oppenheimer  fund or funds are  purchased  by a fiduciary or other administrator  for the account of  participants  who are  employees  of a single employer or of affiliated  employers.  These may include,  for example,  medical savings  accounts,  payroll  deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator  purchasing the shares for the benefit of participants in the plan.

     (4) The term "Group  Retirement  Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole  proprietorship,  members and  employees of a  partnership  or  association  or other  organized  group of persons (the members of which may include other  groups),  if the group has made special  arrangements  with  the  Distributor  and  all  members  of  the  group participating  in (or who are  eligible  to  participate  in) the plan  purchase shares  of an  Oppenheimer  fund or funds  through a single  investment  dealer, broker or other  financial  institution  designated  by the  group.  Such  plans include 457 plans, SEP-IRAs,  SARSEPs,  SIMPLE plans and 403(b) plans other than plans for  public  school  employees.  The term  "Group  Retirement  Plan"  also includes  qualified  retirement plans and  non-qualified  deferred  compensation plans and IRAs that purchase  shares of an  Oppenheimer  fund or funds through a single investment  dealer,  broker or other financial  institution that has made special arrangements with the Distributor.

     (5)  However,  that  concession  will not be paid on purchases of shares in amounts  of $1  million  or more  (including  any  right of  accumulation)  by a
Retirement Plan that pays for the purchase with the redemption proceeds of Class
C shares  of one or more  Oppenheimer  funds  held by the Plan for more than one year.

     (6) This provision does not apply to IRAs.

     (7) This provision only applies to qualified retirement plans and 403(b)(7)
custodial  plans  after your  separation  from  service in or after the year you reached age 55.

     (8) The  distribution  must be requested  prior to Plan  termination or the elimination of the Oppenheimer funds as an investment option under the Plan.

     (9) This provision does not apply to IRAs.

     (10) This provision does not apply to loans from 403(b)(7)  custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.

     (11) This  provision  does not apply to  403(b)(7)  custodial  plans if the participant is less than age 55, nor to IRAs.

                                           OPPENHEIMER GLOBAL VALUE FUND

                                                     FORM N-1A

                                                      PART C

                                                 OTHER INFORMATION

Item 23. - Exhibits

(a) Declaration of Trust dated June 28, 2007: Previously filed with the Initial
Registration Statement of the Registrant (Reg. No.333-144517), (7/12/07), and
incorporated herein by reference.

(b) By-Laws dated August 16, 2007: Filed herewith.

(c) Not applicable.

(d) Form of Investment Advisory Agreement: Filed herewith.

(e) (i) Form of General Distributor's Agreement: Filed herewith.

(ii) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 34 to the Registration Statement of
Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and
incorporated herein by reference.

(iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 34 to the Registration Statement of
Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and
incorporated herein by reference.

(iv) Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 34 to the Registration Statement of
Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and
incorporated herein by reference.

         (v) Form of Trust Company Fund/SERV Purchase Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

         (vi) Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the
Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg.
No.33-17850), (10/23/06), and incorporated herein by reference.

(f) (i) Amended and Restated Retirement Plan for Non-Interested Trustees or
Directors dated 8/9/01: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No.
2-82590), (10/25/01), and incorporated herein by reference.

         (ii) Form of Deferred Compensation Plan for Disinterested
Trustees/Directors: Previously filed with Post-Effective Amendment No. 26 to the
Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No.
2-82590), (10/28/98), and incorporated by reference.

(g) (i) Global Custody Agreement dated August 16, 2002: Previously filed with
Post-Effective Amendment No. 51 to the Registration Statement of Oppenheimer
Capital Appreciation Fund (Reg. No. 2-69719), (10/23/06), and incorporated herein by reference.

         (ii) Amendment dated October 2, 2003 to the Global Custody Agreement dated August 16, 2002: Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Principal Protected Trust II (Reg.
333-108093), (11/6/03), and incorporated herein by reference.

(h) Not applicable.

(i) Opinion and Consent of Counsel: To be filed by amendment.

(j) Independent Auditor's Consent: To be filed by amendment.

(k) Not applicable.

(l) Investment Letter from OppenheimerFunds, Inc. to Registrant: To be filed by amendment.

(m) (i) Form of Service Plan and Agreement for Class A shares : Filed herewith.

(ii) Form of Distribution and Service Plan and Agreement for Class B shares:
Filed herewith.

(iii) Form of Distribution and Service Plan and Agreement for Class C shares:
Filed herewith.

(iv) Form of Distribution and Service Plan and Agreement for Class N shares:
Filed herewith.

         (n) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through 8/29/07: Filed herewith.

(o) (i) Power of Attorney for all Trustees/Directors and Brian Wixted: Filed
herewith.

(p) Amended and Restated Code of Ethics of the Oppenheimer Funds dated March 31,
2006 under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with Post-Effective Amendment No. 13 to the Registration Statement of
Oppenheimer MidCap Fund (Reg. No. 333-31533), (4/7/06), and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article IX of Registrant's Declaration of
Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of
1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of
1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of
Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the
Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------- ----------------------------------------------------------------------------
Name and Current Position with
OppenheimerFunds, Inc.                   Other Business and Connections During the Past Two Years
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy L. Abbuhl,                       Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Agan,                             Senior  Vice  President  of  Shareholder   Financial  Services,   Inc.  and
Senior Vice President                    Shareholders   Services,   Inc.;   Vice   President   of   OppenheimerFunds
                                         Distributor,  Inc., Centennial Asset Management Corporation and OFI Private
                                         Investments Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carl Algermissen,                        None
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Amato,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Erik Anderson,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tracey Beck Apostolopoulos,              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Janette Aprilante,                       Secretary   (since   December  2001)  of:   Centennial   Asset   Management
Vice President & Secretary               Corporation,   OppenheimerFunds   Distributor,   Inc.,   HarbourView  Asset
                                         Management   Corporation   (since  June  2003),   Oppenheimer   Real  Asset
                                         Management,   Inc.,  Shareholder  Financial  Services,   Inc.,  Shareholder
                                         Services,  Inc., Trinity Investment  Management  Corporation (since January
                                         2005),  OppenheimerFunds  Legacy  Program,  OFI  Private  Investments  Inc.
                                         (since June 2003) and OFI Institutional Asset Management,  Inc. (since June
                                         2003). Assistant Secretary of OFI Trust Company (since December 2001).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Hany S. Ayad,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Baker,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James F. Bailey,                         Senior Vice President of  Shareholder  Services,  Inc.  (since March 2006).
Senior Vice President                    Formerly  Vice  President at T. Row Price Group  (September  2000 - January
                                     2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Michael Banta,                      None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joanne Bardell,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Adam Bass,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Baum,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeff Baumgartner,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marc Baylin,                             Formerly Portfolio Manager at J.P. Morgan (June 2002-August 2005.)
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Todd Becerra,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lalit K. Behal,                          Assistant Secretary of HarbourView Asset Management Corporation.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen Beichert,                       Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald B. Bellamy,                       Assistant Vice President (Sales Manager of the  International  Division) of
Assistant Vice President                 OFI Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Erik S. Berg,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Bertucci,                         None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rajeev Bhaman,                           None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Craig Billings,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark Binning,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert J. Bishop,                        Treasurer (since October 2003) of  OppenheimerFunds  Distributor,  Inc. and
Vice President                           Centennial Asset Management Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Beth Bleimehl,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa I. Bloomberg,                       None
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Veronika Boesch,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Chad Boll,                               None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Antulio N. Bomfim,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michelle Borre Massick,                  None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lori E. Bostrom,                         None
Vice President & Senior Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Bourgeois,                          Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Boydell,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Garrett C. Broadrup,                     Formerly  an  Associate  at Davis Polk & Wardwell  (October  2002 - October
Assistant Vice President & Assistant     2006)
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Bromberg,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kristine Bryan-Levin,                    None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stephanie Bullington,                    Formerly Fund  Accounting  Manager at Madison  Capital  Management  Company
Assistant Vice President                 (July 2005 - October 2005 and Fund Accounting  Officer at Butterfield  Fund
                                         Services (Bermuda) Limited (a wholly
                                         owned subsidiary of the Bank of NT
                                         Butterfield & Sons) (September 2003 -
                                         June 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Burke,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark Burns,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
JoAnne Butler                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Geoffrey Caan,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dale William Campbell,                   Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Campbell,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Catherine Carroll,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Debra Casey,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Maria Castro,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Chaffee,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Chibnik,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Sheng Chu,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brett Clark,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
H.C. Digby Clements, None Vice President: Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Closs                             Formerly  (until  January 2007)  Development  Manager at  OppenheimerFunds,
Assistant Vice President                 Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Peter V. Cocuzza,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald James Concepcion,                 None.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Corbett,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Susan Cornwell,                          Senior  Vice  President  of  Shareholder   Financial  Services,   Inc.  and
Senior Vice President                    Shareholder   Services,    Inc.;   Vice   President   of   OppenheimerFunds
                                         Distributor,    Inc.,   Centennial   Asset   Management   Corporation   and
                                         OppenheimerFunds Legacy Program.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Cheryl Corrigan,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Belinda J. Cosper,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott Cottier,                           None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Laura Coulston,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
George Curry,                            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie C. Cusker,                         None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Dachille,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Damian,                             None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Dawson,                           None.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kendra Delisa,                           Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Demarco,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Craig P. Dinsell,                        None
Executive Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Randall C. Dishmon,                      None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rebecca K. Dolan,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steven D. Dombrower,                     Senior Vice President of OFI Private  Investments  Inc.;  Vice President of
Vice President                           OppenheimerFunds Distributor, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Doyle,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bruce C. Dunbar,                         None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Dvorak,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Edmiston,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
A. Taylor Edwards, Formerly Associate at Dechert LLP (September 2000 - December
2005). Vice President & Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Venkat Eleswarapu,                       Formerly  Associate  Professor  of Finance at Texas Tech  University  (July
Vice President                           2005 - December 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel R. Engstrom,                      None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James Robert Erven                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
George R. Evans,                         None
Senior Vice President & Director of
International Equities
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward N. Everett,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathy Faber,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Falicia,                           Assistant  Secretary  (as of July  2004) of  HarbourView  Asset  Management
Assistant Vice President                 Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Matthew Farkas,                          Formerly Associate at Epstein Becker & Green, P.C.  (September 2000 - March
Assistant Vice President and Assistant   2006).
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kristie Feinberg,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Emmanuel Ferreira,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ronald H. Fielding,                      Vice  President  of  OppenheimerFunds  Distributor,  Inc.;  Director of ICI
Senior Vice President;                   Mutual Insurance Company;  Governor of St. John's College;  Chairman of the
Chairman of the Rochester Division       Board of  Directors  of  International  Museum  of  Photography  at  George
                                         Eastman House.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bradley G. Finkle,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steven Fling,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John E. Forrest,                         Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Foxhoven,                          Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Colleen M. Franca,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Barbara Fraser,                          Formerly Attorney in Private Practice (April 2000 - November 2005).
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dominic Freud,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dan Gagliardo,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Hazem Gamal,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Gapay                            Formerly (until January 2007) Help Desk Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Seth Gelman,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy Gerlach,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Subrata Ghose,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles W. Gilbert,                      None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kurt Gibson,                             Formerly Manager at Barclays Capital (January 2002 - April 2006).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Phillip S. Gillespie,                    None
Senior Vice President & Assistant
Secretary
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Alan C. Gilston,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jacqueline Girvin-Harkins,               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill E. Glazerman,                       None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Benjamin J. Gord,                        Vice  President of  HarbourView  Asset  Management  Corporation  and of OFI
Vice President                           Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Leyla Greengard,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert B. Grill,                         None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carol Guttzeit,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marilyn Hall,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kelly Haney,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steve Hauenstein,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert W. Hawkins,                       Formerly an  Associate  at Shearman  and  Sterling  LLP (July 2004 - August
Vice President & Assistant Counsel       2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas B. Hayes,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jennifer Kane Heathwood,                 None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Heidi Heikenfeld,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Annika Helgerson,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Herrmann,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dennis Hess,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph Higgins,                          Vice President of OFI Institutional Asset Management, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dorothy F. Hirshman,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Hoelscher,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Hourihan,                          Assistant  Secretary of OFI  Institutional  Asset  Management,  Inc. (since
Vice President & Associate Counsel       April 2006).  Formerly Vice President and Senior  Counsel at  Massachusetts
                                         Financial Service Company (June 2004 - March 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward Hrybenko,                         Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Andrew Huddleston,                 None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott T. Huebl,                          Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Margaret Hui,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dana Hunter,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Huttlin,                            Senior Vice  President  (Director  of the  International  Division)  (since
Senior Vice President                    January 2004) of OFI Institutional Asset Management,  Inc.; Director (since
                                         June 2003) of OppenheimerFunds International Distributor Limited.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James G. Hyland,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kelly Bridget Ireland,                   None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen T. Ives,                        Vice  President and Assistant  Secretary of  OppenheimerFunds  Distributor,
Vice President, Senior Counsel &         Inc. and  Shareholder  Services,  Inc.;  Assistant  Secretary of Centennial
Assistant Secretary                      Asset   Management   Corporation,   OppenheimerFunds   Legacy  Program  and
                                         Shareholder Financial Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William Jaume,                           Senior Vice President of HarbourView  Asset Management  Corporation and OFI
Vice President                           Institutional Asset Management, Inc.; Director of OFI Trust Company.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Frank V. Jennings,                       None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Jennings,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Kadehjian,                          Formerly  Vice  President,  Compensation  Manager  at The  Bank of New York
Assistant Vice President                 (November 1996-November 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Kandilis,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Amee Kantesaria,                         Formerly Counsel at Massachusetts Mutual Life Insurance Company
Assistant Vice President and             (May 2005-December 2006).
Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rezo Kanovich,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas W. Keffer,                        None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Keogh,                           Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Kiernan,                            Formerly  Vice  President and Senior  Compliance  Officer,  Guardian  Trust
Assistant Vice President & Marketing     Company,  FSB at The  Guardian  Life  Insurance  Company of America  (since
Compliance Manager                       February 1998 - November 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Kim,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Audrey Kiszla, Formerly Vice President at First Horizon Merchant Services
(December 2005- Vice President May 2006); Director at Janus (January 1998 -
August 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Klassen,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tatyana Kosheleva,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Martin S. Korn,                          None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Kramer,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Kunz,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gloria LaFond,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Lamentino,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tracey Lange,                            Vice  President  of  OppenheimerFunds  Distributor,  Inc.  and OFI  Private
Vice President                           Investments Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey P. Lagarce,                      President of OFI Institutional Asset Management, Inc. as of January 2005.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Latino,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gayle Leavitt,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christopher M. Leavy,                    None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Lee,                               None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Randy Legg,                              None
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Laura Leitzinger,                        Senior  Vice  President  of  Shareholder  Services,  Inc.  and  Shareholder
Senior Vice President                    Financial Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Justin Leverenz,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael S. Levine,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Levitt,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gang Li,                                 None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Shanquan Li,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie A. Libby,                          Senior Vice President of OFI Private Investments Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Lifshey,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mitchell J. Lindauer,                    None
Vice President & Assistant General
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bill Linden,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Malissa B. Lischin,                      Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Justin Livengood,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David P. Lolli,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel G. Loughran                       None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patricia Lovett,                         Vice  President of  Shareholder  Financial  Services,  Inc. and Senior Vice
Vice President                           President of Shareholder Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Misha Lozovik,                           None.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dongyan Ma,                              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steve Macchia,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Martin,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jerry Mandzij,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Angelo G. Manioudakis                    Senior Vice President of HarbourView  Asset  Management  Corporation and of
Senior Vice President                    OFI Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carolyn Maxson,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William T. Mazzafro,                     Formerly  self-employed as a securities consultant (January 2004 - December
Assistant Vice President                 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Trudi McKenna,                           Formerly Leadership  Development Supervisor at JetBlue Airways (July 2003 -
Assistant Vice President                 October 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jay Mewhirter,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Elizabeth McCormack,                     Vice  President and Assistant  Secretary of  HarbourView  Asset  Management
Vice President                           Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph McDonnell,                        Formerly Senior Vice President at Lehman Bros. (April 1995 - March 2006).
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph McGovern,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles L. McKenzie,                     Chairman of the Board,  Director,  Chief Executive Officer and President of
Senior Vice President                    OFI Trust Company;  Chairman,  Chief Executive  Officer,  Chief  Investment
                                         Officer and Director of OFI
                                         Institutional Asset Management, Inc.;
                                         Chief Executive Officer, President,
                                         Senior Managing Director and Director
                                         of HarbourView Asset Management
                                         Corporation; Chairman, President;
                                         Director of Trinity Investment
                                         Management Corporation and Vice
                                         President of Oppenheimer Real Asset
                                         Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William McNamara                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Medev,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lucienne Mercogliano,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Andrew J. Mika,                          None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jan Miller,                              None.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rejeev Mohammed,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nikolaos D. Monoyios,                    None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Sarah Morrison                           Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill Mulcahy,                            None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John V. Murphy,                          President  and  Management  Director  of  Oppenheimer   Acquisition  Corp.;
Chairman, Chief                          President  and  Director  of  Oppenheimer  Real  Asset  Management,   Inc.;
Executive Officer & Director             Chairman  and  Director  of  Shareholder  Services,  Inc.  and  Shareholder
                                         Financial Services, Inc.; Director of OppenheimerFunds  Distributor,  Inc.,
                                         OFI Institutional  Asset Management,  Inc., Trinity  Investment  Management
                                         Corporation,  Tremont Group Holdings,  Inc.,  HarbourView  Asset Management
                                         Corporation and OFI Private  Investments Inc.;  Executive Vice President of
                                         Massachusetts  Mutual Life Insurance  Company;  Director of DLB Acquisition
                                         Corporation;  a  member  of the  Investment  Company  Institute's  Board of
                                         Governors.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Meaghan Murphy,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Suzanne Murphy,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas J. Murray,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kenneth Nadler,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Newman,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William Norman,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James B. O'Connell,                      None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Matthew O'Donnell,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tony Oh,                                 None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Ogren,                              Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John O'Hare,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John J. Okray,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kristina Olson,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lerae A. Palumbo,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Anthony Parish,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen Patton,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David P. Pellegrino,                     None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Allison C. Pells,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert H. Pemble,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lori L. Penna,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Petersen,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marmeline Petion-Midy,                   None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Pfeffer,                           Senior Vice President of HarbourView  Asset  Management  Corporation  since
Senior Vice President & Chief            February 2004.
Financial Officer
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James F. Phillips,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott Phillips,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gary Pilc,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Piper,                              Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeaneen Pisarra,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nicolas Pisciotti,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Poiesz,                            None
Senior Vice President, Head of Growth
Equity Investments
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Sergei Polevikov,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey Portnoy,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Preuss,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ellen Puckett,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Quarles,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael E. Quinn,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie S. Radtke,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Norma J. Rapini,                         None
Assistant Vice President :
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Corry E. Read,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marc Reinganum,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill Reiter,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Eric Rhodes,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Eric Richter,                            Vice  President  of  HarbourView  Asset  Management  Corporation.  Formerly
Vice President                           Investment  Officer at Alaska  Permanent  Fund  Corporation  (April  2005 -
                                         February 2006)
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Claire Ring,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Grace Roberts,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Robertson,                         Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Robis,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Antoinette Rodriguez,                    None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stacey Roode,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey S. Rosen,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jessica Rosenfield                       None.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stacy Roth,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Adrienne Ruffle,                         None.
Vice President & Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kim Russomanno,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald Rutledge,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie Anne Ryan,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy Ryan,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rohit Sah,                               None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Valerie Sanders,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kurt Savallo                             Formerly Senior Business Analyst at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rudi W. Schadt,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ellen P. Schoenfeld,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Schneider                        Formerly Human Resources Manager at ADT Security Services  (December 2001 -
Assistant Vice President                 July 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mary Beth Schellhorn, Formerly Human Resources Generalist at Misys Banking
Systems (November Assistant Vice President 2000 - June 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott A. Schwegel,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Allan P. Sedmak                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jennifer L. Sexton,                      Senior Vice President of OFI Private Investments Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Asutosh Shah,                            Formerly Vice  President at Merrill  Lynch  Investment  Managers  (February
Vice President                           2002 - February 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kamal Shah,                              None.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nava Sharma,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tammy Sheffer,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mary Dugan Sheridan,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Siomades,                         Formerly  Vice  President,  Portfolio  Management  at  Curian  Capital  LLC
Vice President                           (December 2002 - September 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David C. Sitgreaves,                     None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward James Sivigny                     None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Enrique H. Smith,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Smith,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Louis Sortino,                           None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Keith J. Spencer,                        None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marco Antonio Spinar,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brett Stein                              Formerly Vice President of Client Services at XAware,  Inc. (October 2002 -
Vice President                           August 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard A. Stein,                        None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Arthur P. Steinmetz,                     Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jennifer Stevens,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Benjamin Stewart                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John P. Stoma,                           Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Amy Sullivan,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Deborah A. Sullivan,                     Secretary of OFI Trust Company.
Vice President & Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Sussman,                         Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Swaney,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian C. Szilagyi,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Martin Telles,                           Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Toomey,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Vincent Toner,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Melinda Trujillo,                        Formerly Senior Manager at CoBank, ACB (January 2004 - April 2006).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Leonid Tsvayg,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Keith Tucker,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Cameron Ullyatt,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Angela Uttaro,                           None
Assistant Vice President: Rochester
Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark S. Vandehey,                        Vice   President   and  Chief   Compliance   Officer  of   OppenheimerFunds
Senior Vice President & Chief            Distributor,  Inc., Centennial Asset Management Corporation and Shareholder
Compliance Officer                       Services,  Inc.; Chief Compliance  Officer of HarbourView  Asset Management
                                         Corporation,  Real Asset Management,  Inc., Shareholder Financial Services,
                                         Inc., Trinity Investment Management  Corporation,  OppenheimerFunds  Legacy
                                         Program,  OFI  Private  Investments  Inc.  and OFI  Trust  Company  and OFI
                                         Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Maureen Van Norstrand,                   None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nancy Vann,                              None
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rene Vecka,                              None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Vincent Vermette,                        Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Elaine Villas-Obusan,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jake Vogelaar,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Phillip F. Vottiero,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Walsh,                              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jerry A. Webman,                         Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christopher D. Weiler,                   None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Adam Weiner,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Barry D. Weiss,                          Vice  President  of  HarbourView   Asset  Management   Corporation  and  of
Vice President                           Centennial Asset Management Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Melissa Lynn Weiss,                      None
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christine Wells,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph J. Welsh,                         Vice President of HarbourView Asset Management Corporation.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Diederik Werdmolder,                     Director of OppenheimerFunds  International Ltd. and  OppenheimerFunds  plc
Senior Vice President                    and  OppenheimerFunds   International   Distributor  Limited;  Senior  Vice
                                         President  (Managing  Director  of  the  International   Division)  of  OFI
                                         Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Catherine M. White,                      Assistant Vice President of OppenheimerFunds  Distributor,  Inc.; member of
Assistant Vice President                 the American Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Troy Willis,                             None
Vice President,
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mitchell Williams                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie Wimer                              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Donna M. Winn,                           President,  Chief Executive  Officer & Director of OFI Private  Investments
Senior Vice President                    Inc.; Director & President of OppenheimerFunds  Legacy Program; Senior Vice
                                         President of OppenheimerFunds Distributor, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Philip Witkower,                         Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian W. Wixted,                         Treasurer of HarbourView  Asset  Management  Corporation;  OppenheimerFunds
Senior Vice President & Treasurer        International Ltd.,  Oppenheimer Real Asset Management,  Inc.,  Shareholder
                                         Services,   Inc.,   Shareholder  Financial  Services,   Inc.,  OFI  Private
                                         Investments    Inc.,   OFI   Institutional    Asset    Management,    Inc.,
                                         OppenheimerFunds  plc and  OppenheimerFunds  Legacy Program;  Treasurer and
                                         Chief  Financial  Officer  of OFI Trust  Company;  Assistant  Treasurer  of
                                         Oppenheimer Acquisition Corp.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carol E. Wolf,                           Senior Vice President of HarbourView  Asset  Management  Corporation and of
Senior Vice President                    Centennial  Asset  Management  Corporation;  serves  on  the  Board  of the
                                         Colorado Ballet.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Meredith Wolff,                          None.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Oliver Wolff,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kurt Wolfgruber,                         Director of Tremont Group  Holdings,  Inc.,  HarbourView  Asset  Management
President, Chief Investment Officer &    Corporation  and OFI  Institutional  Asset  Management,  Inc.  (since  June
Director                                 2003).   Management  Director  of  Oppenheimer   Acquisition  Corp.  (since
                                         December 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Caleb C. Wong,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward C. Yoensky,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Geoff Youell,                            Formerly Principal Consultant at XAware Inc (January 2004 - June 2005).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lucy Zachman,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert G. Zack                           General  Counsel  of  Centennial  Asset  Management  Corporation;   General
Executive Vice President &               Counsel and Director of  OppenheimerFunds  Distributor,  Inc.;  Senior Vice
General Counsel                          President and General Counsel of HarbourView  Asset Management  Corporation
                                         and OFI  Institutional  Asset  Management,  Inc.;  Senior  Vice  President,
                                         General  Counsel and  Director of  Shareholder  Financial  Services,  Inc.,
                                         Shareholder  Services,  Inc., OFI Private Investments Inc.;  Executive Vice
                                         President,  General Counsel and Director of OFI Trust Company; Director and
                                         Assistant  Secretary  of  OppenheimerFunds   International   Limited;  Vice
                                         President,  Secretary and General Counsel of Oppenheimer Acquisition Corp.;
                                         Director  of  OppenheimerFunds   International  Distributor  Limited;  Vice
                                         President of OppenheimerFunds  Legacy Program;  Vice President and Director
                                         of Oppenheimer Partnership Holdings Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Neal A. Zamore,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Anna Zatulovskaya,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark D. Zavanelli,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Alex Zhou,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ronald Zibelli, Jr.                      Formerly  Managing  Director  and Small Cap Growth  Team  Leader at Merrill
Vice President                           Lynch.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Arthur J. Zimmer,                        Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer Baring SMA International Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
   (a series of Oppenheimer International Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund
    (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Equity Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund
   (a series of Oppenheimer Principal Protected Trust)
Oppenheimer Principal Protected Main Street Fund II
   (a series of Oppenheimer Principal Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III
   (a series of Oppenheimer Principal Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
     Oppenheimer Value Fund
Oppenheimer SMA Core Bond Fund
Oppenheimer SMA International Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, and OppenheimerFunds Legacy Program is
6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds,  Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Acquisition  Corp., OFI
Private Investments Inc., OFI Institutional Asset Management,  Inc.  Oppenheimer
Real Asset Management, Inc. and OFI Trust Company is Two World Financial Center,
225 Liberty Street, 11th Floor, New York, New York 10281-1008.

The address of Tremont Group  Holdings,  Inc. is 555 Theodore Fremd Avenue,
Suite 206-C, Rye, New York 10580.

The address of  OppenheimerFunds  International  Ltd. is 30 Herbert Street,
Dublin 2, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds International Distributor Limited is Suite 1601,
Central Tower, 28 Queen's Road Central, Hong Kong.

Item 27. Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's
shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this Registration Statement and listed in
Item 26(b) above (except Panorama Series Fund, Inc.) and for MassMutual
Institutional Funds.

(b) The directors and officers of the Registrant's principal underwriter are:

------------------------------------------------ ------------------------------------ ---------------------------------
Name & Principal                                 Position & Office                    Position and Office
Business Address                                 with Underwriter                     with Registrant
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Timothy Abbhul(1)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert Agan(1)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Anthony Allocco(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Janette Aprilante(2)                             Secretary                            None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
James Barker                                     Vice President                       None
1723 W. Nelson Street
Chicago, IL 60657
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kathleen Beichert(1)                             Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Rocco Benedetto(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Beringer                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Rick Bettridge                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert J. Bishop(1)                              Treasurer                            None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Tracey Blinzler(1)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David A. Borrelli                                Vice President                       None
105 Black Calla Ct.
San Ramon, CA 94583
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jeffrey R. Botwinick                             Vice President                       None
4431 Twin Pines Drive
Manlius, NY 13104
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Sarah Bourgraf(1)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michelle Brennan(2)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Joshua Broad(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kevin E. Brosmith                                Senior Vice President                None
5 Deer Path
South Natlick, MA 01760
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jeffrey W. Bryan                                 Vice President                       None
1048 Malaga Avenue
Coral Gables, FL 33134
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick Campbell(1)                              Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert Caruso                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Donelle Chisolm(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Andrew Chonofsky                                 Vice President                       None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Angelanto Ciaglia(2)                             Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Melissa Clayton(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Craig Colby(2)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Rodney Constable(1)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Susan Cornwell(1)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Neev Crane                                       Vice President                       None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Fredrick Davis                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John Davis(2)                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Stephen J. Demetrovits(2)                        Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Steven Dombrower                                 Vice President                       None
13 Greenbrush Court
Greenlawn, NY 11740
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
George P. Dougherty                              Vice President                       None
328 Regency Drive
North Wales, PA 19454
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Cliff H. Dunteman                                Vice President                       None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Beth Arthur Du Toit(1)                           Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Hillary Eigen(2)                                 Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kent M. Elwell                                   Vice President                       None
35 Crown Terrace
Yardley, PA 19067
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Gregg A. Everett                                 Vice President                       None
4328 Auston Way
Palm Harbor, FL 34685-4017
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
George R. Fahey                                  Senior Vice President                None
9511 Silent Hills Lane
Lone Tree, CO 80124
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric C. Fallon                                   Vice President                       None
10 Worth Circle
Newton, MA 02458
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
James Fereday                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Joseph Fernandez                                 Vice President                       None
1717 Richbourg Park Drive
Brentwood, TN 37027
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Mark J. Ferro                                    Senior Vice President                None
104 Beach 221st Street
Breezy Point, NY 11697
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ronald H. Fielding(3)                            Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Bradley Finkle(2)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric P. Fishel                                   Vice President                       None
725 Boston Post Rd., #12
Sudbury, MA 01776
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick W. Flynn                                 Senior Vice President                None
14083 East Fair Avenue
Englewood, CO 80111
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John E. Forrest(2)                               Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John ("J") Fortuna(2)                            Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jayme D. Fowler                                  Vice President                       None
3818 Cedar Springs Road, #101-349
Dallas, TX 75219
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Richard Fuermann                                 Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Lucio Giliberti                                  Vice President                       None
6 Cyndi Court
Flemington, NJ 08822
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Gottesman                                Vice President                       None
255 Westchester Way
Birmingham, MI 48009
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Raquel Granahan(4)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ralph Grant                                      Senior Vice President                None
10 Boathouse Close
Mt. Pleasant, SC 29464
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kahle Greenfield(2)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric Grossjung                                   Vice President                       None
4002 N. 194th Street
Elkhorn, NE 68022
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael D. Guman                                 Vice President                       None
3913 Pleasant Avenue
Allentown, PA 18103
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
James E. Gunther                                 Vice President                       None
603 Withers Circle
Wilmington, DE 19810
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kevin J. Healy(2)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Elyse R. Jurman Herman                           Vice President                       None
5486 NW 42 Avenue
Boca Raton, FL 33496
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Wendy G. Hetson(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jennifer Hoelscher(1)                            Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William E. Hortz(2)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Edward Hrybenko(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Amy Huber(1)                                     Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian F. Husch                                   Vice President                       None
37 Hollow Road
Stonybrook, NY 11790
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick Hyland(2)                                Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Keith Hylind(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kathleen T. Ives(1)                              Vice President & Assistant           Assistant Secretary
                                                 Secretary
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Shonda Rae Jaquez(2)                             Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Nivan Jaleeli                                    Vice President                       None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric K. Johnson                                  Vice President                       None
8588 Colonial Drive
Lone Tree, CO 80124
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Keffer(2)                                 Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Christina J. Keller(2)                           Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Keogh(2)                                 Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian Kiley(2)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Lisa Klassen(1)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Richard Klein                                    Senior Vice President                None
4820 Fremont Avenue South
Minneapolis, MN 55419
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Richard Knott(1)                                 Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brent A. Krantz                                  Senior Vice President                None
61500 Tam McArthur Loop
Bend, OR 97702
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric Kristenson(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David T. Kuzia                                   Vice President                       None
10258 S. Dowling Way
Highlands Ranch, CO 80126
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Tracey Lange(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jesse Levitt(2)                                  Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric J. Liberman                                 Vice President                       None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Malissa Lischin(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Loncar                                    Vice President                       None
1401 North Taft Street, Apt. 726
Arlington, VA 22201
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Craig Lyman                                      Vice President                       None
7425 Eggshell Drive
N. Las Vegas, NV 89084
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Peter Maddox(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Malik                                    Vice President                       None
546 Idylberry Road
San Rafael, CA 94903
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Steven C. Manns                                  Vice President                       None
1627 N. Hermitage Avenue
Chicago, IL 60622
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Todd A. Marion                                   Vice President                       None
24 Midland Avenue
Cold Spring Harbor, NY 11724
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
LuAnn Mascia(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Theresa-Marie Maynier                            Vice President                       None
2421 Charlotte Drive
Charlotte, NC 28203
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John C. McDonough                                Senior Vice President                None
533 Valley Road
New Canaan, CT 06840
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kent C. McGowan                                  Vice President                       None
9510 190th Place SW
Edmonds, WA 98020
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian F. Medina                                  Vice President                       None
3009 Irving Street
Denver, CO 80211
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Daniel Melehan                                   Vice President                       None
906 Bridgeport Court
San Marcos, CA 92069
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Mark Mezzanotte                                  Vice President                       None
16 Cullen Way
Exeter, NH 03833
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Matthew L. Michaelson                            Vice President                       None
1250 W. Grace, #3R
Chicago, IL 60613
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Noah Miller(1)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Clint Modler(1)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert Moser                                     Vice President                       None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David W. Mountford                               Vice President                       None
7820 Banyan Terrace
Tamarac, FL 33321
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Gzim Muja                                        Vice President                       None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Matthew Mulcahy(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John V. Murphy(2)                                Director                             President & Trustee
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Wendy Jean Murray                                Vice President                       None
32 Carolin Road
Upper Montclair, NJ 07043
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John S. Napier                                   Vice President                       None
17 Hillcrest Ave.
Darien, CT 06820
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Christina Nasta(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kevin P. Neznek(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Bradford G. Norford                              Vice President                       None
5095 Lahinch Ct.
Westerville, OH 43082
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Alan Panzer                                      Vice President                       None
6755 Ridge Mill Lane
Atlanta, GA 30328
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Park(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Donald Pawluk(2)                                 Vice President
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian C. Perkes                                  Vice President                       None
6 Lawton Ct.
Frisco, TX 75034
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Charles K. Pettit(2)                             Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Elaine M. Puleo-Carter(2)                        Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Minnie Ra                                        Vice President                       None
100 Dolores Street, #203
Carmel, CA 93923
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Dusting Raring                                   Vice President                       None
27 Blakemore Drive
Ladera Ranch, CA 92797
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael A. Raso                                  Vice President                       None
3 Vine Place
Larchmont, NY 10538
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Richard E. Rath                                  Vice President                       None
46 Mt. Vernon Ave.
Alexandria, VA 22301
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William J. Raynor(5)                             Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Corry Read(2)                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ruxandra Risko(2)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David R. Robertson(2)                            Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ian M. Roche                                     Vice President                       None
7070 Bramshill Circle
Bainbridge, OH 44023
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kenneth A. Rosenson                              Vice President                       None
24753 Vantage Pt. Terrace
Malibu, CA 90265
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Sabow                                     Vice President                       None
6617 Southcrest Drive
Edina, MN 55435
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John Saunders                                    Vice President                       None
2251 Chantilly Ave.
Winter Park, FL 32789
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Schmitt                                   Vice President                       None
40 Rockcrest Rd
Manhasset, NY 11030
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William Schories                                 Vice President                       None
3 Hill Street
Hazlet, NJ 07730
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Charles F. Scully                                Vice President                       None
125 Cypress View Way
Apex, NC 27502
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jennifer Sexton(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric Sharp                                       Vice President                       None
862 McNeill Circle
Woodland, CA 95695
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Debbie A. Simon                                  Vice President                       None
55 E. Erie St., #4404
Chicago, IL 60611
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Christopher M. Spencer                           Vice President                       None
2353 W 118th Terrace
Leawood, KS 66211
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John A. Spensley                                 Vice President                       None
375 Mallard Court
Carmel, IN 46032
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Alfred St. John(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Bryan Stein                                      Vice President                       None
8 Longwood Rd.
Voorhees, NJ 08043
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John Stoma(2)                                    Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Wayne Strauss(3)                                 Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian C. Summe                                   Vice President                       None
2479 Legends Way
Crestview Hills, KY 41017
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Sussman(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
George T. Sweeney                                Senior Vice President                None
5 Smokehouse Lane
Hummelstown, PA 17036
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William K. Tai                                   Vice President                       None
12701 Prairie Drive
Urbandale, IA 50323
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
James Taylor(2)                                  Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Martin Telles(2)                                 Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Paul Temple(2)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David G. Thomas                                  Vice President                       None
16628 Elk Run Court
Leesburg, VA 20176
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Mark S. Vandehey(1)                              Vice President and Chief             Vice President and Chief
                                                 Compliance Officer                   Compliance Officer
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Vincent Vermete(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Cynthia Walloga(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick Walsh                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kenneth Lediard Ward                             Vice President                       None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Teresa Ward(1)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael J. Weigner                               Vice President                       None
4905 W. San Nicholas Street
Tampa, FL 33629
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Donn Weise                                       Vice President                       None
3249 Earlmar Drive
Los Angeles, CA 90064
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Chris G. Werner                                  Vice President                       None
98 Crown Point Place
Castle Rock, CO 80108
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Catherine White(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ryan Wilde(1)                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Julie Wimer(2)                                   Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Donna Winn(2)                                    Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Peter Winters                                    Vice President                       None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick Wisneski(1)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Philip Witkower(2)                               Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Meredith Wolff(2)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michelle Wood(2)                                 Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Cary Patrick Wozniak                             Vice President                       None
18808 Bravata Court
San Diego, CA 92128
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John Charles Young                               Vice President                       None
3914 Southwestern
Houston, TX 77005
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jill Zachman(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert G. Zack(2)                                General Counsel & Director           Secretary

------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Walter Zinych                                    Vice President                       None
630 North Franklin St., Apt. 718
Chicago, IL 60610
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Steven Zito(1)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008
(3)350 Linden Oaks, Rochester, NY 14623
(4)555 Theodore Fremd Avenue, Rye, NY 10580
(5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c) Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                       SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment
#1 to the Initial Registration Statement Registrant on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New
York and State of New York on the 10th day of September, 2007.

                                        OPPENHEIMER GLOBAL VALUE FUND

                                     By: /s/ John V. Murphy*
                                        --------------------------------------------
                                        John V. Murphy, President
                                        Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                  Title                                     Date

/s/ Brian F. Wruble*                        Chairman of the
-------------------------------
Brian F. Wruble                             Board of Trustees                           September 10, 2007

/s/ John V. Murphy*                         President, Principal
-------------------------------
John V. Murphy                              Executive Officer and Trustee               September 10, 2007

/s/ Brian W. Wixted*                        Treasurer, Principal                        September 10, 2007
-------------------------------
Brian W. Wixted                             Financial & Accounting Officer

/s/ David K. Downes*                        Trustee                                     September 10, 2007
-------------------------------
David K. Downes

/s/ Matthew P. Fink*                        Trustee                                     September 10, 2007
-------------------------------
Matthew P. Fink

/s/ Robert G. Galli*                        Trustee                                     September 10, 2007
-------------------------------
Robert G. Galli

/s/ Phillip A. Griffiths*                   Trustee                                     September 10, 2007
-------------------------------
Phillip A. Griffiths

/s/ Mary F. Miller*                         Trustee                                     September 10, 2007
-------------------------------
Mary F. Miller

/s/ Joel W. Motley*                         Trustee                                     September 10, 2007
-------------------------------
Joel W. Motley

/s/ Russell S. Reynolds, Jr.*               Trustee                                     September 10, 2007
-----------------------------
Russell S. Reynolds, Jr.

/s/ Joseph M. Wikler*                       Trustee                                     September 10, 2007
-------------------------------
Joseph M. Wikler

/s/ Peter I. Wold*                          Trustee                                     September 10, 2007
-------------------------------
Peter I. Wold

*By:     /s/ Mitchell J. Lindauer
         --------------------------------------
         Mitchell J. Lindauer, Attorney-in-Fact

                                           OPPENHEIMER GLOBAL VALUE FUND

                                           Pre-Effective Amendment No. 1

                                       Registration Statement No. 333-144517

                                                   EXHIBIT INDEX

Exhibit No.              Description

23(b)                    By-Laws dated August 16, 2007

23(d)                    Form of Investment Advisory Agreement

23(e)                    Form of General Distributor's Agreement

23(m)(i)                 Form of Service Plan and Agreement for Class A shares
23(m)(ii)                Form of Distribution and Service Plan and Agreement for Class B shares
23(m)(iii)               Form of Distribution and Service Plan and Agreement for Class C shares
23(m)(iv)                Form of Distribution and Service Plan and Agreement for Class N shares

23(n)                    18f-3 Multiple Class Plan

23(o)                    Power of Attorney dated August 16, 2007